UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 11/30/13

Item 1. Schedule of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%
Alabama 89.0%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$3,000,000	$3,308,010
Alabaster Sewer Revenue, NATL Insured, Pre-Refunded, 5.00%, 4/01/29	2,055,000	2,087,716
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,207,509
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36	2,560,000	2,599,066
Auburn University General Fee Revenue, Series A, AGMC Insured, 5.00%, 6/01/38	5,000,000	5,091,250
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,
6/01/24	2,605,000	2,963,709
6/01/26	2,870,000	3,195,027
6/01/27	3,015,000	3,291,506
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
6/01/39	3,825,000	3,901,003
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	4,223,000
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured
Guaranty, 6.00%, 6/01/39	4,000,000	4,407,480
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,152,954
Series B, 5.00%, 1/01/43	3,745,000	3,788,442
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32	1,000,000	1,120,530
Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A, XLCA Insured, 5.00%,
7/01/37	9,025,000	8,368,521
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%, 1/01/29	4,290,000	4,697,378
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,636,452
8/01/37	5,000,000	5,197,550
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,047,820
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	7,085,540
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,540,200
Series B, 5.50%, 9/01/33	4,500,000	5,067,720
Fairfield GO, wts., AMBAC Insured,
5.00%, 2/01/29	235,000	219,793
Pre-Refunded, 5.00%, 2/01/29	325,000	327,467
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A, AGMC Insured,
5.00%, 12/01/41	10,000,000	10,043,100
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	2,000,000	2,068,560
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	4,753,000
Huntsville GO, Capital Improvement and Refunding wts., Series A, 5.00%, 3/01/31	1,245,000	1,347,787
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and Refunding, NATL
Insured, 5.00%, 10/01/33	8,000,000	8,520,720
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	1,999,880
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33	7,410,000	7,684,022
Limestone County Water and Sewer Authority Water Revenue,
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,576,914
AMBAC Insured, 5.00%, 12/01/31	3,910,000	3,989,881
Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,859,387
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,
Assured Guaranty, 5.125%, 9/01/34	600,000	622,812
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/34	1,000,000	1,035,550
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	1,000,000	1,007,480
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31	7,500,000	7,648,650
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	2,686,230
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,102,100
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%,
3/01/33	6,500,000	6,681,870
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36	10,000,000	10,125,300
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,455,170
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,109,890
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	2,000,000	2,137,140
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,547,375

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,097,200
Saint Clair County PBA Revenue, wts., DHR Building Project, Series A, 5.00%, 9/01/37	2,000,000	2,068,560
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	2,960,010
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,059,220
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, Assured
Guaranty, 5.00%, 9/01/32	5,000,000	5,149,300
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,105,040
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	4,749,480
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,458,100
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	8,801,100
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2, 5.00%, 10/01/37	7,520,000	7,858,024
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,089,000
Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A, 5.65%, 11/01/22	3,465,000	3,417,218
		240,340,713
U.S. Territories 9.1%
Puerto Rico 9.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	1,000,000	722,390
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	650,000	574,541
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, Assured
Guaranty, 5.25%, 7/01/36	10,335,000	9,081,675
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.50%, 7/01/38	3,350,000	2,351,365
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	2,000,000	1,607,400
5.375%, 8/01/39	4,500,000	3,400,830
6.00%, 8/01/42	8,500,000	6,845,815
Total Municipal Bonds (Cost $266,970,837) 98.1%		264,924,729

Other Assets, less Liabilities 1.9%		5,159,573
Net Assets 100.0%		$270,084,302

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.0%
Arizona 89.1%
Arizona Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31	$7,025,000	$7,326,021
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	15,855,150
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,102,300
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,296,600
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	4,977,500
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,125,300
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,003,900
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%,
7/01/36	5,000,000	5,055,400
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, 6.00%, 7/01/26	2,500,000	2,898,275
Polytechnic Campus Project, Series C, 6.00%, 7/01/27	3,000,000	3,459,600
Polytechnic Campus Project, Series C, 6.00%, 7/01/28	3,350,000	3,842,885
Refunding, Series A, 5.00%, 7/01/42	10,000,000	10,359,300
Arizona State Board of Regents University of Arizona System Revenue,
Refunding, Series A, 5.00%, 6/01/37	3,665,000	3,822,045
Series A, 5.00%, 6/01/39	8,650,000	8,905,002
Stimulus Plan for Economic and Educational Development, SPEED, 5.00%, 8/01/38	10,150,000	10,447,192
Stimulus Plan for Economic and Educational Development, SPEED, 5.00%, 8/01/43	9,430,000	9,646,984
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,179,660
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,097,514
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,256,750
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,133,620
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine
Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,282,130
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	7,419,200
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	16,594,855
7/01/29	7,500,000	7,946,325
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%, 7/01/36	10,000,000	10,520,800
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured,
5.00%, 9/01/30	12,065,000	12,191,321
Pre-Refunded, 5.00%, 9/01/30	5,185,000	5,369,327
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,
7/01/36	18,995,000	19,012,855
7/01/40	11,345,000	11,346,815
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,216,698
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	10,629,600
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility Revenue, sub. lien,
NATL Insured, 5.00%, 10/01/29	25,000,000	26,293,750
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,
5.00%, 12/01/32	4,025,000	4,000,568
5.00%, 12/01/42	12,870,000	12,505,393
Series B, 5.00%, 12/01/37	3,000,000	2,938,410
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	5,002,600
5.125%, 5/15/40	10,000,000	10,007,800
Refunding, 5.00%, 5/15/31	3,455,000	3,492,867
Glendale Municipal Property Corp. Excise Tax Revenue,
Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	3,190,000	3,158,706
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	11,799,480
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, Pre-Refunded, 6.25%, 7/01/38	5,000,000	5,022,850
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,596,000
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,
5.25%, 7/01/31	1,000,000	1,048,310
5.50%, 7/01/41	1,500,000	1,577,625
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,228,168

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Marana Municipal Property Corp. Municipal Facilities Revenue,
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,102,475
Series A, 5.00%, 7/01/28	3,000,000	3,147,210
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010, Series A, AGMC
Insured, 5.375%, 7/01/30	5,415,000	5,787,769
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,329,068
Maricopa County IDA, MFHR,
Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	1,820,000	1,980,524
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,540,000	1,540,139
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,141,190
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,236,393
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,235,581
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,387,150
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,081,570
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA
Secured, 5.00%, 8/20/35	1,725,000	1,645,754
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	8,603,700
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,039,700
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,377,100
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,122,619
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,198,950
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,402,277
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,
5.25%, 7/01/33	5,000,000	5,233,250
5.00%, 7/01/38	5,000,000	5,160,550
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,642,791
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,947,821
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,616,680
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,171,341
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%, 6/01/36	2,640,000	2,690,081
Northern Arizona University COP, Northern Arizona University Research Infrastructure Projects, AMBAC Insured, Pre-
Refunded, 5.00%, 9/01/30	2,000,000	2,071,100
Northern Arizona University Revenue, Stimulus Plan for Economic and Educational Development, 5.00%,
8/01/26	2,380,000	2,576,945
8/01/38	5,000,000	5,068,550
Northern Arizona University System Revenue, 5.00%, 6/01/38	5,000,000	4,985,950
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,021,800
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,072,700
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
RE, FGIC Insured, 5.50%,
7/01/27	3,945,000	4,519,905
7/01/28	2,000,000	2,276,500
7/01/29	2,000,000	2,260,600
7/01/36	5,000,000	5,450,000
7/01/37	7,000,000	7,593,320
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE,
FGIC Insured, 5.00%,
7/01/35	2,050,000	2,074,990
7/01/41	5,000,000	5,050,300
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,726,666
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,041,420
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,473,134
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,885,425
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	15,443,918
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,
12/01/34	3,000,000	3,015,090
12/01/39	5,610,000	5,537,631
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State University Project,
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	14,711,054
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	6,657,817

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	9,017,125
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,061,350
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,032,120
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,665,525
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,
7/01/33	1,500,000	1,550,085
7/01/41	6,800,000	6,892,956
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,
12/01/23	525,000	577,815
12/01/28	740,000	795,626
12/01/38	1,150,000	1,215,826
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,762,565
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	4,888,800
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	14,405,020
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,295,330
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,206,450
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	9,831,500
12/01/37	5,000,000	4,857,100
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,001,650
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	11,449,053
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
12/01/30	5,160,000	4,971,196
12/01/35	2,000,000	1,883,020
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,492,842
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
7/01/28	4,275,000	4,274,872
7/01/34	11,510,000	11,052,247
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,011,000
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	975,110
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,237,250
Refunding, 5.00%, 7/01/28	1,230,000	1,314,968
Refunding, 5.00%, 7/01/29	1,765,000	1,875,930
University Medical Center Corp. Hospital Revenue, Tucson,
5.00%, 7/01/35	7,000,000	6,944,980
5.625%, 7/01/36	5,000,000	5,045,800
6.50%, 7/01/39	4,750,000	5,150,330
Refunding, 6.00%, 7/01/39	5,000,000	5,152,950
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center, Series B, 5.625%,
8/01/33	2,315,000	2,347,410
8/01/37	12,435,000	12,492,077
		839,057,827
U.S. Territories 8.9%
Guam 0.5%
Guam Government Business Privilege Tax Revenue, Series A, 5.125%, 1/01/42	5,300,000	5,233,697
Puerto Rico 8.4%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.75%, 7/01/41	5,000,000	3,643,300
Series A, 5.25%, 7/01/37	5,000,000	3,634,200
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series ZZ, 5.25%, 7/01/26	8,470,000	6,251,199
Series CCC, 5.25%, 7/01/27	5,000,000	3,682,700
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	3,000,000	2,196,810
Series I, Pre-Refunded, 5.375%, 7/01/34	20,000,000	20,591,000
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	17,500,000	12,036,150
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	4,140,231
first subordinate, Series A, 5.50%, 8/01/37	6,000,000	4,668,720
first subordinate, Series C, 5.25%, 8/01/41	10,930,000	8,027,429

Franklin Tax-Free Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Refunding, Senior Series C, 5.00%, 8/01/46	12,500,000	9,999,375
		78,871,114
Total U.S. Territories		84,104,811
Total Municipal Bonds (Cost $932,069,477) 98.0%		923,162,638
Other Assets, less Liabilities 2.0%		18,524,513
Net Assets 100.0%		$941,687,151

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
USD	-	Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%
Colorado 90.9%
Adams County Revenue, Platte Valley Medical Center Project, NATL Insured, Pre-Refunded, 5.00%, 2/01/31	$9,615,000	$10,328,625
Adams State College Board of Trustees Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
5/15/34	2,000,000	2,078,000
5/15/39	2,150,000	2,217,166
Adams State College Board of Trustees Institutional Enterprise Revenue, 5.00%,
5/15/32	1,360,000	1,435,684
5/15/37	1,000,000	1,028,420
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC
Insured, 5.00%, 4/01/34	6,150,000	6,391,203
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	5,964,511
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,463,550
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,130,841
8/01/39	10,000,000	10,340,100
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,773,396
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,421,320
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	5,624,306
Castle Rock Sales and Use Tax Revenue, 5.00%,
6/01/31	1,800,000	1,920,474
6/01/32	1,845,000	1,958,080
6/01/35	2,775,000	2,905,231
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,318,755
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement, Assured Guaranty, 5.00%,
8/01/37	6,060,000	5,863,656
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	13,531,860
Colorado Health Facilities Authority Revenue,
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,075,254
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,213,814
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,324,990
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	2,864,430
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	3,986,400
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,443,895
Colorado School of Mines Board of Trustees Enterprise Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,076,340
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	11,338,915
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,201,440
Series C-2, 5.00%, 11/15/37	6,230,000	6,532,030
Series D-1, 5.25%, 11/15/33	5,000,000	5,528,900
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	25,000	25,955
Series A, 5.00%, 3/01/39	145,000	149,092
Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	1,755,000	1,800,244
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	12,827,059
Series A, Pre-Refunded, 5.00%, 3/01/34	2,225,000	2,632,131
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	8,345,924
Series C, 5.00%, 3/01/44	5,135,000	5,303,479
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	10,490,300
[a] Series I, 5.00%, 3/15/36	3,000,000	3,127,200
Colorado State COP, UCDHSC Fitzsimons Academic Projects,
Refunding, Series A, 5.00%, 11/01/28	1,500,000	1,619,115
Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,320,114
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	3,820,000	4,161,393
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	1,180,000	1,284,265
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	5,814,270
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	4,925,250
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,831,575
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,240,220

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Covenant Retirement Community Inc., Series A, 5.75%, 12/01/36	5,000,000	4,809,000
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,162,122
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,053,300
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,012,880
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	9,776,545
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,419,186
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,009,560
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,042,440
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,402,250
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 6.125%, 6/01/38	4,500,000	4,630,950
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,043,900
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	3,892,120
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
5.50%, 11/01/27	5,245,000	5,841,724
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,454,554
Colorado State School of Mines of Board of Trustees Institutional Enterprise Revenue, Series B, 5.00%, 12/01/32	1,000,000	1,066,340
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	5,000	5,022
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,020,600
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	1,975,240
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,242,670
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	13,998,059
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/31	2,040,000	2,131,616
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Limited Tax, Refunding, AGMC Insured,
5.00%, 12/01/39	3,160,000	3,141,767
Denver City and County Airport System Revenue,
Series B, 5.00%, 11/15/43	10,000,000	10,021,200
Subordinate, Series B, 5.00%, 11/15/43	5,000,000	4,961,450
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,226,120
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	14,518,705
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,
5.50%, 12/01/30	1,500,000	1,519,950
5.625%, 12/01/40	4,000,000	4,005,680
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,336,487
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,443,700
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,417,637
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	935,610
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	2,604,108
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,096,529
Series C, 5.25%, 9/01/25	2,500,000	2,565,400
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,606,025
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	7,500,000	7,752,375
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	2,901,356
12/01/37	5,120,000	5,122,611
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,250,500
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	12,833,464
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, 5.25%, 12/01/33	1,240,000	1,352,232
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,302,565
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,006,500
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,426,670
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,567,875
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	5,880,588
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported,
Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,665,700
Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,667,250
Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,553,070
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	12,557,520
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A,
AGMC Insured, 5.00%, 12/01/39	7,435,000	7,012,097
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	11,655,963
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,077,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,
5.25%, 12/01/28	1,000,000	1,058,820
5.50%, 12/01/31	1,010,000	1,070,903
5.25%, 12/01/38	3,615,000	3,669,153
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	3,969,139
Regional Transportation District COP,
Refunding, Series A, 5.00%, 6/01/27	5,500,000	5,890,445
Series A, 5.375%, 6/01/31	19,000,000	20,047,090
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,
5.00%, 11/01/38	10,000,000	10,341,700
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	14,150,000	15,994,877
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured,
5.00%, 12/01/29	6,100,000	6,180,093
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	10,865,529
University of Colorado Enterprise System Revenue, University of Colorado Regents,
Series A, 5.375%, 6/01/38	3,000,000	3,229,140
Series B, NATL Insured, 5.00%, 6/01/32	3,000,000	3,176,040
University of Colorado Hospital Authority Revenue,
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,569,250
Series A, 5.00%, 11/15/37	2,000,000	2,004,500
Series A, 5.25%, 11/15/39	3,000,000	3,075,270
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,787,260
Western State College Revenue, 5.00%,
5/15/34	2,000,000	2,040,040
5/15/39	2,000,000	2,024,660
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	5,000,000	5,203,700
		615,352,563
U.S. Territories 8.0%
Guam 1.4%
Guam Government Business Privilege Tax Revenue, Series B-1, 5.00%, 1/01/32	3,545,000	3,608,491
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,077,180
5.75%, 12/01/34	3,565,000	3,681,469
		9,367,140
Puerto Rico 6.3%
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Refunding, Series AA-2, 5.30%,
7/01/35	5,000,000	3,806,450
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series H, 5.45%,
7/01/35	460,000	334,402
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	7,974,791
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	1,335,000	1,144,562
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series D, 5.375%, 7/01/33	2,120,000	1,552,412
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	1,818,359
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	3,890,600
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	8,654,700
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	2,276,880
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	7,763,300
Senior Series C, 5.25%, 8/01/40	4,560,000	3,826,752
		43,043,208
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	1,800,000	1,804,986

Total U.S. Territories		54,215,334
Total Municipal Bonds (Cost $668,735,902) 98.9%		669,567,897

Other Assets, less Liabilities 1.1%		7,200,417
Net Assets 100.0%		$676,768,314

a Security purchased on a when-issued basis.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%
Connecticut 86.7%
Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$10,194,600
Connecticut State GO,
Series A, 5.00%, 2/15/29	10,000,000	11,067,000
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,357,750
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	19,046,709
Brunswick School Issue, Series C, 5.00%, 7/01/28	1,000,000	1,081,760
Brunswick School Issue, Series C, 5.00%, 7/01/29	1,450,000	1,555,430
Canterbury School Issue, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	928,440
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,457,000
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,517,981
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,965,801
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,443,950
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	477,905
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,030,010
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,334,530
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,114,880
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,095,150
Hartford Health Care, Refunding, Series A, 5.00%, 7/01/41	12,000,000	11,875,440
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,057,300
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,097,590
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,377,075
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	255,000	293,956
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,531,644
New Horizons Village Project, 7.30%, 11/01/16	1,425,000	1,431,698
Norwich Free Academy, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/34	1,675,000	1,721,180
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,091,600
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	15,343,800
Sacred Heart University, Series G, 5.375%, 7/01/31	1,500,000	1,542,660
Sacred Heart University, Series G, 5.625%, 7/01/41	5,500,000	5,668,850
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,257,925
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,398,844
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,160,550
St. Mary's Hospital Issue, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,597,186
Stamford Hospital, Series I, 5.00%, 7/01/30	5,000,000	5,086,650
Stamford Hospital, Series J, 5.00%, 7/01/42	8,000,000	7,809,440
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	5,000,000	4,971,050
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,876,796
Wesleyan University, 5.00%, 7/01/39	10,000,000	10,461,000
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,243,810
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	10,739,310
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	1,500,000	1,551,315
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	4,025,000	4,101,153
Yale University, Series A-2, 5.00%, 7/01/40	9,000,000	9,581,580
Yale University, Series Y-1, 5.00%, 7/01/35	10,000,000	10,330,200
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	10,368,500
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	10,500,000	10,800,825
Yale-New Haven Hospital, Series N, 5.00%, 7/01/48	10,000,000	10,044,900
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1,
4.85%, 11/15/34	3,260,000	3,297,229
4.95%, 11/15/39	4,110,000	4,129,358
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	1,595,000	1,620,727
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/22	920,000	928,096
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,001,490
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	443,419
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,532,640
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%,
11/15/27	850,000	889,474

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%,
1/01/38	3,000,000	3,094,860
Connecticut State Revolving Fund General Revenue, Series A,
5.00%, 3/01/25	3,000,000	3,483,630
5.00%, 3/01/30	4,000,000	4,436,720
5.00%, 3/01/31	5,000,000	5,508,700
Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,729,322
Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,534,614
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,
12/01/28	5,095,000	5,579,127
10/01/30	5,000,000	5,423,800
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,153,850
Greater New Haven Water Pollution Control Authority Regional Water Revenue,
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,467,656
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,064,470
Hartford County Metropolitan District Clean Water Project Revenue, Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,263,900
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,025,860
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,080
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,063,840
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,052,790
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,561,040
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,152,450
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,066,440
University of Connecticut GO, Series A,
5.00%, 8/15/28	6,590,000	7,271,076
5.00%, 2/15/31	3,370,000	3,591,780
		354,476,161
U.S. Territories 11.4%
Puerto Rico 11.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	1,000,000	734,710
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	10,000,000	7,540,600
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,470,521
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series A, 5.00%, 7/01/38	55,000	37,636
Series G, 5.00%, 7/01/33	395,000	288,666
Puerto Rico Electric Power Authority Power Revenue,
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,074,290
Series WW, 5.50%, 7/01/38	6,700,000	4,702,730
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, 5.125%, 12/01/27	2,435,000	2,447,151
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	2,380,000	2,097,089
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,677,000
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.00%, 8/01/42	22,000,000	17,718,580
Series C, 5.50%, 8/01/40	2,000,000	1,552,660
		45,341,633
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	998,850

Total U.S. Territories		46,340,483
Total Municipal Bonds before Short Term Investments (Cost $408,746,935)		400,816,644
Short Term Investments (Cost $1,000,000) 0.2%
Municipal Bonds 0.2%
Connecticut 0.2%
[a]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Series C, Sub Series C-2, Daily VRDN
and Put, 0.06%, 11/15/36	1,000,000	1,000,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Total Investments (Cost $409,746,935) 98.3%	401,816,644
Other Assets, less Liabilities 1.7%	6,953,076
Net Assets 100.0%	$408,769,720

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.3%
U.S. Territories 96.3%
Guam 23.4%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,514,200
Guam Government Business Privilege Tax Revenue,
Series A, 5.25%, 1/01/36	5,000,000	5,035,750
Series A, 5.125%, 1/01/42	24,540,000	24,233,005
Series B-1, 5.00%, 1/01/42	7,315,000	7,142,146
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,180,506
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	4,195,000	4,356,885
5.625%, 12/01/29	3,850,000	3,961,226
5.75%, 12/01/34	10,430,000	10,770,748
Guam International Airport Authority Revenue, General, Refunding, Series B, AGMC Insured,
5.50%, 10/01/33	2,000,000	2,067,320
5.75%, 10/01/43	3,000,000	3,019,860
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	19,800,000	19,876,428
		94,158,074
Puerto Rico 66.1%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,409,750
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	3,100,000	2,239,409
Assured Guaranty, 5.125%, 7/01/47	6,860,000	5,476,475
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/18	2,300,000	2,028,439
Refunding, Series A, 5.50%, 7/01/32	10,000,000	7,477,400
Refunding, Series A, 6.00%, 7/01/40	5,000,000	3,760,900
Refunding, Series B, 5.75%, 7/01/38	4,000,000	2,914,280
Refunding, Series C, 6.00%, 7/01/39	18,950,000	14,337,380
Series A, 6.00%, 7/01/38	3,000,000	2,243,730
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	11,850,000	13,396,662
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series H, 5.45%, 7/01/35	3,980,000	2,893,301
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	13,000,000	8,737,560
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	10,213,545
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	4,867,732
Series B, 5.00%, 7/01/37	20,750,000	14,223,295
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	15,000,000	11,227,200
Puerto Rico Electric Power Authority Power Revenue,
Series CCC, 5.25%, 7/01/28	3,000,000	2,203,740
Series WW, 5.50%, 7/01/38	4,965,000	3,484,934
Series XX, 5.75%, 7/01/36	15,000,000	11,040,000
Series XX, 5.25%, 7/01/40	21,200,000	14,817,316
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, 5.125%, 12/01/27	4,750,000	4,773,703
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	5,975,000	4,653,151
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue,
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	1,750,000	1,729,753
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	2,709,226
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	780,000	687,281
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	3,058,070
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/21	1,225,000	1,071,618
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,720,000	1,519,293
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/22	1,345,000	1,163,492
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	3,103,880
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,482,660
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	2,156,388
Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	6,000,000	5,644,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,290,256
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	890,240
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,050,475
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/20	1,770,000	1,715,183
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/21	1,000,000	942,960
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/31	1,000,000	818,250
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.00%, 12/15/22	9,750,000	7,489,170
5.25%, 12/15/26	13,520,000	9,942,608
6.00%, 12/15/26	2,000,000	1,573,360
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series M, 6.25%, 7/01/21	5,000,000	4,176,200
Refunding, Series P, 6.50%, 7/01/30	5,000,000	4,024,350
Refunding, Series P, 6.75%, 7/01/36	5,000,000	4,140,250
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	6,668,038
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	51,442
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	3,438,900
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	3,880,030
first subordinate, Series A, 6.50%, 8/01/44	17,850,000	15,377,239
Senior Series C, 5.25%, 8/01/40	4,560,000	3,826,752
Series A, 5.25%, 8/01/57	6,000,000	4,858,500
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%,
6/01/24	6,500,000	4,866,810
6/01/26	5,000,000	3,684,550
		266,451,926
U.S. Virgin Islands 6.8%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note,
Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,336,636
Series A, 6.00%, 10/01/39	7,250,000	7,316,555
Working Capital, sub. lien, Refunding, Series B, 5.25%, 10/01/29	1,525,000	1,529,224
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,001,800
		27,184,215
Total Municipal Bonds (Cost $453,117,218) 96.3%		387,794,215

Other Assets, less Liabilities 3.7%		15,105,129
Net Assets 100.0%		$402,899,344

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.2%
Alabama 2.3%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$9,101,057
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/20	3,535,000	4,080,875
8/01/21	3,535,000	4,025,022
8/01/22	3,535,000	3,958,705
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	10,000,000	11,080,400
Series B, 5.50%, 9/01/33	13,500,000	15,203,160
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/17	2,900,000	3,104,972
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,159,485
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	2,001,360
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,
2/01/22	5,250,000	5,892,915
2/01/23	5,520,000	6,139,730
2/01/24	5,055,000	5,588,505
2/01/25	5,920,000	6,489,504
University of Alabama General Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/15	4,070,000	4,178,588
		83,004,278
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,238,891

Arizona 5.3%
Arizona Health Facilities Authority Revenue, Banner Health,
Series A, 5.00%, 1/01/22	8,000,000	8,522,240
Series D, 5.50%, 1/01/22	5,000,000	5,482,050
Series D, 5.00%, 1/01/23	5,000,000	5,362,900
Arizona School Facilities Board COP,
5.25%, 9/01/19	10,000,000	11,433,700
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,606,923
Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	586,355
7/01/21	500,000	584,675
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,473,714
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,126,100
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	45,195,322
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,834,448
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	5,925,600
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,
7/01/24	5,000,000	5,669,350
7/01/25	5,000,000	5,622,500
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, Pre-Refunded, 5.25%, 9/01/16	2,505,000	2,598,687
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,819,055
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,124,200
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	1,900,000	2,211,239
7/01/20	1,300,000	1,507,857
7/01/21	4,200,000	4,762,086
Pima County Sewer System Revenue,
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,513,993
Series B, 5.00%, 7/01/24	6,030,000	6,686,366
Series B, 5.00%, 7/01/25	4,500,000	4,948,785
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,270,640
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
7/01/15	1,000,000	1,000,870
7/01/16	1,000,000	1,000,570

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

University Medical Center Corp. Hospital Revenue, Tucson, 6.00%, 7/01/24	2,000,000	2,195,960
		189,066,185
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Arkansas Department of Correction
Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
11/01/17	1,955,000	2,129,718
11/01/19	1,065,000	1,160,179
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,596,150
		8,886,047
California 11.0%
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, 5.125%, 7/01/22	6,320,000	6,640,740
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	596,365
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,591,200
California State GO,
Refunding, 5.00%, 8/01/21	20,000,000	22,282,200
Refunding, 5.25%, 9/01/25	15,000,000	17,137,350
Refunding, 5.00%, 10/01/25	15,000,000	16,713,150
Various Purpose, 5.50%, 4/01/21	20,000,000	22,973,400
Various Purpose, 5.25%, 10/01/23	25,050,000	28,709,304
Various Purpose, 5.25%, 10/01/24	9,780,000	11,223,332
Various Purpose, 5.25%, 10/01/25	5,000,000	5,719,250
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,460,594
California State Health Facilities Financing Authority Revenue, Sutter Health, Refunding, Series B,
5.00%, 8/15/22	4,000,000	4,515,600
5.25%, 8/15/23	13,000,000	14,821,430
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,313,220
Series A, 5.25%, 10/01/22	3,300,000	3,779,622
Series A, 5.25%, 10/01/23	5,365,000	6,049,520
Series A, 5.25%, 10/01/24	3,000,000	3,336,960
Series A, 5.25%, 10/01/25	3,000,000	3,296,160
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,588,229
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,778,300
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,909,324
Series I, 5.00%, 11/01/18	4,000,000	4,662,120
Series I, 5.25%, 11/01/20	5,000,000	5,774,550
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,265,118
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,855,046
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,508,600
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,814,833
5.25%, 8/01/23	2,860,000	3,097,981
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,201,888
8/01/25	4,765,000	5,171,312
Los Angeles Department of Water and Power Revenue, Power System, Refunding,
Series A, 5.00%, 7/01/26	11,025,000	12,410,512
Series B, 5.25%, 7/01/24	17,000,000	19,323,560
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,588,551
5.25%, 4/01/18	2,495,000	2,850,438
5.25%, 4/01/19	3,180,000	3,654,392
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,332,882
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,415,247
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	3,859,663
7/01/21	7,545,000	8,265,547
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	24,466,727
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,357,960
5.25%, 4/01/26	2,500,000	2,738,725

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%,
1/15/17	3,000,000	3,065,640
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,357,300
8/01/22	10,000,000	10,385,000
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,985,317
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	8,961,280
Val Verde USD, COP, Centralized Support Services and District Office Facilities Project, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,050,740
		388,856,179
Colorado 2.1%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	17,875,840
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%,
11/15/26	5,000,000	5,491,450
11/15/27	4,250,000	4,642,233
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,645,676
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,339,280
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	3,440,000	3,723,731
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,142,680
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/25	5,870,000	6,663,741
		73,524,631
Connecticut 1.0%
Connecticut State GO, Series E, 5.00%,
8/15/25	11,295,000	12,876,865
8/15/26	18,585,000	20,990,270
		33,867,135
Florida 9.1%
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,309,767
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,
10/01/24	6,000,000	6,894,000
10/01/25	6,325,000	7,188,805
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.00%, 6/01/16	40,415,000	44,478,324
5.25%, 6/01/17	3,250,000	3,674,938
6.00%, 6/01/17	5,000,000	5,784,800
Collier County School Board COP, Master Lease Program, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,426,850
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,305,550
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,330,310
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,
10/01/25	7,295,000	8,119,262
10/01/26	7,350,000	8,115,870
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,300,900
Marion County Public Improvement Revenue, Refunding, NATL Insured, 4.30%, 12/01/13	1,800,000	1,800,000
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,700,022
4.50%, 10/01/19	4,805,000	5,417,205
5.00%, 10/01/21	5,000,000	5,645,750
5.00%, 10/01/22	5,890,000	6,531,362
5.25%, 10/01/23	4,875,000	5,438,842
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,216,132
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%,
7/01/24	2,250,000	2,475,338
7/01/25	3,000,000	3,295,800
7/01/26	4,000,000	4,360,600
7/01/27	4,000,000	4,281,840
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	16,348,050
Orange County School Board COP, Master Lease Purchase Agreement, Series B, NATL RE, FGIC Insured, 5.00%,
8/01/18	5,150,000	5,596,814
8/01/19	5,985,000	6,489,595
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,
10/01/23	4,000,000	4,676,240
10/01/24	2,405,000	2,807,910
10/01/25	2,000,000	2,273,820
Orlando-Orange County Expressway Authority Revenue, Refunding,
AGMC Insured, 5.00%, 7/01/24	9,355,000	10,415,857

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	8,620,425
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,385,700
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,475,097
Palm Beach County School Board COP, Master Lease Purchase Agreement, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,659,819
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	19,492,227
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,
10/01/24	700,000	820,946
10/01/25	1,690,000	1,969,442
10/01/26	1,250,000	1,442,913
10/01/27	2,150,000	2,454,483
10/01/28	1,240,000	1,398,956
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,
10/01/22	9,490,000	10,202,224
10/01/24	10,455,000	11,178,486
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,560,200
		321,361,471
Georgia 1.1%
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,597,575
12/01/21	1,000,000	1,058,170
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,
11/01/20	8,575,000	9,791,021
11/01/21	9,230,000	10,344,522
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,020,000
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	11,491,900
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems Projects, NATL RE, FGIC
Insured, 5.00%, 1/01/16	2,650,000	2,708,327
		38,011,515
Illinois 5.1%
Chicago Board of Education GO, Unlimited Tax, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%,
12/01/21	16,015,000	16,534,687
Chicago GO, Project and Refunding, Series A,
AGMC Insured, 5.00%, 1/01/20	22,490,000	23,090,708
AMBAC Insured, 5.00%, 1/01/21	10,280,000	10,496,702
Chicago O'Hare International Airport Revenue, General, third lien,
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,859,598
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,487,734
Series C, AGMC Insured, 5.25%, 1/01/22	5,215,000	5,825,259
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC
Insured, 5.25%, 6/01/25	6,125,000	6,438,233
Cook County GO, Refunding, Series A, 5.25%, 11/15/22	12,395,000	13,564,220
Illinois Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	5,705,050
Illinois State GO,
5.50%, 7/01/26	7,000,000	7,377,860
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,270,560
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	18,484,920
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	15,297,520
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding, Series B, 5.00%,
12/15/22	5,000,000	5,696,750
12/15/22	2,000,000	2,202,820
6/15/23	4,000,000	4,470,440
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School
District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,247,685
		181,050,746
Kentucky 0.8%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%,
9/01/20	6,000,000	6,945,240
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%,
3/01/23	11,000,000	11,836,550
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,138,820

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Refunding, Series A,
5.00%, 5/15/24	7,000,000	7,888,370
		27,808,980
Louisiana 1.5%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty,
5.00%, 12/01/21	15,000,000	16,852,650
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	21,537,400
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,230,580
New Orleans GO, Public Improvement, Radian Insured, Series A, 5.00%, 12/01/25	7,915,000	8,266,663
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,653,400
		54,540,693
Maryland 0.4%
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%,
6/01/19	1,445,000	1,537,509
6/01/20	1,000,000	1,062,020
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, 5.00%, 7/01/18	1,600,000	1,743,040
Peninsula Regional Medical Center Issue, 5.00%, 7/01/19	1,430,000	1,543,871
Peninsula Regional Medical Center Issue, 5.00%, 7/01/20	1,000,000	1,068,930
Washington County Hospital Issue, 5.25%, 1/01/22	1,000,000	1,043,480
Washington County Hospital Issue, 5.25%, 1/01/23	1,250,000	1,294,388
Western Maryland Health System Issue, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,163,265
		12,456,503
Massachusetts 1.9%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,819,750
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,620,300
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,759,850
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital Asset Program, Series
B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,874,404
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Senior, Refunding,
Series A, 5.00%, 8/15/25	10,975,000	12,526,536
Series A, 5.00%, 8/15/26	7,000,000	7,921,270
Series B, 5.00%, 8/15/27	6,000,000	6,712,500
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund, Series 17, Sub Series 17A, 5.00%,
2/01/24	9,380,000	11,086,410
2/01/25	9,750,000	11,343,442
		68,664,462
Michigan 4.2%
Detroit GO,
Limited Tax, Distributable State Aid, 5.00%, 11/01/19	6,775,000	7,297,962
Limited Tax, Distributable State Aid, 5.00%, 11/01/20	6,000,000	6,388,620
Unlimited Tax, Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,739,850
Unlimited Tax, Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,542,485
Unlimited Tax, Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,404,893
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A, Refunding, Series B, AMBAC
Insured, 5.00%,
12/01/17	1,000,000	1,022,470
12/01/18	1,000,000	1,015,660
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	10,640,000	11,755,179
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	6,000,000	6,729,840
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	5,670,550
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,938,770
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,351,700
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	6,670,000	6,909,386
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,779,700
Refunding, Series MI, 5.00%, 12/01/24	8,000,000	8,636,960
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,368,575

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	7,000,000	7,696,010
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,338,320
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,076,670
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series V,
6.25%, 9/01/14	3,000,000	3,126,120
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,343,149
Wayne State University Revenue, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,930,084
11/15/19	5,210,000	6,031,565
11/15/20	5,255,000	5,835,572
Wayne-Westland Community Schools GO, Unlimited Tax, Refunding, AGMC Insured, 5.00%, 5/01/16	2,825,000	2,937,153
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,423,786
		148,291,029
Minnesota 0.5%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated
Group, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,665,216
5.00%, 2/15/22	5,570,000	6,145,771
5.25%, 2/15/23	5,000,000	5,562,900
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/25	1,925,000	2,180,140
		18,554,027
Missouri 0.6%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/19	1,675,000	1,721,331
Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building, NATL Insured, 5.00%, 3/01/16	2,000,000	2,022,110
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,
1/01/17	1,500,000	1,603,020
1/01/19	1,000,000	1,057,310
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,234,705
		22,638,476
Nevada 1.4%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,566,750
7/01/23	15,000,000	16,602,300
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,571,150
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	3,862,760
Series A, 5.25%, 7/01/22	3,120,000	3,493,152
Series B, 5.25%, 7/01/21	3,430,000	3,857,138
Series B, 5.25%, 7/01/22	3,615,000	4,047,354
Washoe County School District GO, Limited Tax, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,757,835
		49,758,439
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,421,739

New Jersey 8.9%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured,
5.375%
10/01/22	5,220,000	5,914,939
10/01/23	5,375,000	6,054,024
10/01/24	2,050,000	2,312,892
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	23,263,600
Series EE, 5.25%, 9/01/24	12,210,000	13,598,765
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue, Refunding, Series A, 5.00%,
7/01/20	10,000,000	11,172,500
7/01/21	20,535,000	22,828,349
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,
5.25%, 6/15/22	10,000,000	10,988,900
5.25%, 6/15/23	17,945,000	19,586,788
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,110,950
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,729,180

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,702,660
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,886,375
Refunding, Series 1A, 4.75%, 12/01/21	6,985,000	7,535,488
Refunding, Series 1A, 4.75%, 12/01/22	9,345,000	9,924,764
Series A, 5.375%, 6/01/24	15,000,000	15,931,950
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	29,001,596
Transportation System, Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,672,700
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	29,500,000
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,578,114
Transportation System, Series D, AGMC Insured, Pre-Refunded, 5.00%, 6/15/19	5,630,000	6,033,783
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,425,200
1/01/21	20,000,000	22,511,000
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,630,800
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,094,727
Series L, 5.00%, 5/01/27	5,270,000	5,885,431
		314,875,475
New York 9.9%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, 5.00%, 5/01/23	6,235,000	7,130,595
Refunding, 5.00%, 5/01/24	8,000,000	9,016,320
Series A, 5.00%, 5/01/22	14,840,000	16,538,586
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,683,150
Long Island Power Authority Electric System Revenue, General, Refunding,
Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,595,210
Series B, 5.00%, 9/01/26	5,000,000	5,304,850
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,330,450
MTA Revenue,
Refunding, Series F, 5.00%, 11/15/26	25,000,000	27,138,500
Transportation, Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,360,900
Transportation, Series A, 5.00%, 11/15/27	3,500,000	3,775,905
Transportation, Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,586,700
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,210,675
Transportation, Series C, 5.00%, 11/15/16	1,150,000	1,293,992
Transportation, Series C, 5.75%, 11/15/18	15,000,000	16,868,100
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group
Project, Refunding, 5.00%, 7/01/21	9,000,000	9,910,080
New York City GO,
Fiscal 2006, Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	10,968,900
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,930,370
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,723,650
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/24	11,420,000	12,954,049
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	11,705,520
Series F, 4.75%, 1/15/16	5,000	5,016
Series H, 5.00%, 8/01/16	1,555,000	1,604,076
Series H, 5.00%, 8/01/17	2,345,000	2,416,945
Series H, Pre-Refunded, 5.00%, 8/01/16	1,445,000	1,490,315
Series H, Pre-Refunded, 5.00%, 8/01/17	1,985,000	2,047,925
Series O, 5.00%, 6/01/19	45,000	47,964
Series O, Pre-Refunded, 5.00%, 6/01/19	4,955,000	5,303,683
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,583,700
Series S-4, 5.00%, 1/15/21	4,665,000	5,264,499
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate,
Fiscal 2003, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,239,260
Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	14,606,151
Series C, 5.00%, 11/01/24	7,620,000	8,679,866
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University Educational Facilities Issue,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,920,500
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,419,300

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured,
5.50%, 7/01/23	7,915,000	9,478,133
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	11,643,200
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,759,657
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	13,996,680
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,023,900
Series I, 5.00%, 1/01/26	10,000,000	11,002,600
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,192,402
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,589,920
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,266,588
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	10,803,700
		351,412,482
North Carolina 1.6%
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series A, AGMC
Insured, 5.00%, 1/15/22	10,000,000	10,781,600
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,402,900
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,176,950
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,749,350
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	5,043,285
Series B, 5.00%, 1/01/20	8,000,000	9,306,720
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,935,427
		58,396,232
Ohio 6.7%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/24	5,265,000	5,894,167
12/01/25	6,645,000	7,371,764
12/01/26	8,240,000	9,058,562
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.25%,
2/15/20	6,000,000	6,704,100
2/15/21	11,500,000	12,747,405
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,327,750
1/01/26	5,000,000	5,285,400
Cleveland Municipal School District GO, Unlimited Tax, School Improvement, AGMC Insured, 5.00%,
12/01/14	1,915,000	1,958,030
12/01/15	1,510,000	1,544,005
12/01/16	1,400,000	1,431,388
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,
1/01/23	1,840,000	2,102,126
1/01/24	1,750,000	1,963,290
1/01/25	2,500,000	2,780,325
1/01/26	2,000,000	2,204,960
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%,
12/01/20	7,000,000	8,072,540
12/01/21	7,300,000	8,283,602
Hamilton City School District GO, School Improvement Unlimited Tax, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,330,850
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%,
12/01/24	2,500,000	2,900,800
12/01/25	2,400,000	2,753,664
12/01/26	4,000,000	4,541,960
12/01/27	5,000,000	5,609,850
12/01/28	3,000,000	3,331,230
Kent State University Revenues, General Receipts, Series A, 5.00%,
5/01/23	1,200,000	1,341,216
5/01/24	1,500,000	1,658,025
5/01/25	1,500,000	1,643,160
5/01/26	1,600,000	1,738,224
Lakewood City School District GO, Unlimited Tax, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,122,459
Mason City School District GO, Unlimited Tax, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	2,916,761
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,140,920

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Nordonia Hills City School District GO, Unlimited Tax, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%,
12/01/21	2,360,000	2,487,558
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%,
10/01/22	5,780,000	6,560,936
Ohio State GO, Higher Education, Refunding, Series A, 5.00%,
2/01/24	8,585,000	9,776,856
2/01/25	7,000,000	7,895,160
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 2/15/24	10,000,000	11,977,600
Toledo City School District GO, Unlimited Tax, School Facilities Improvement, Refunding, Series B, 5.00%,
12/01/24	2,920,000	3,286,548
12/01/25	4,125,000	4,598,797
12/01/26	4,340,000	4,810,239
12/01/27	4,565,000	5,011,731
Toledo Water System Revenue, Improvement and Refunding, 5.00%,
11/15/25	4,000,000	4,489,320
11/15/26	6,140,000	6,828,294
11/15/27	6,450,000	7,102,482
11/15/28	6,570,000	7,163,534
University of Cincinnati General Receipts Revenue, Series C,
5.00%, 6/01/25	3,010,000	3,338,572
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,471,667
Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,192,633
Youngstown GO, Limited Tax, AMBAC Insured, 6.125%, 12/01/15	810,000	812,349
		236,562,809
Oregon 1.0%
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 7.375%,
1/01/23	2,000,000	2,417,380
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
11/01/19	2,340,000	2,645,089
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,482,900
Series A, 5.00%, 11/15/22	5,840,000	6,671,791
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	3,135,000	3,430,223
6/15/19	3,290,000	3,591,200
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,768,400
		36,006,983
Pennsylvania 4.8%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.00%, 5/15/19	9,000,000	10,422,090
Series A, 5.00%, 5/15/20	7,500,000	8,638,875
Series B, 5.00%, 6/15/18	5,000,000	5,092,400
Allegheny County IDAR, Pollution Control, Duquesne Light Co. Project, Refunding, Series A, AMBAC Insured, 4.35%,
12/01/13	5,000,000	5,000,000
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,565,178
6/01/23	4,345,000	4,752,213
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	37,348,446
Series E, 5.00%, 12/01/24	5,000,000	5,515,250
Series E, 5.00%, 12/01/25	10,000,000	10,914,000
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,556,500
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,667,531
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,008,000
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,927,213
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,380,400
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,792,250
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,835,800
Series A, 5.00%, 1/01/20	1,210,000	1,365,630
Series A, 5.25%, 1/01/21	3,655,000	4,110,779

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Series A, 5.25%, 1/01/22	2,330,000	2,593,593
		171,486,148
South Carolina 1.7%
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,
7/01/22	2,555,000	2,982,937
7/01/23	2,695,000	3,124,098
7/01/24	2,825,000	3,251,632
7/01/25	2,965,000	3,393,472
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,
6/01/25	3,665,000	4,178,796
6/01/26	1,700,000	1,924,978
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,584,900
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,454,620
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B, AGMC Insured, 5.00%,
10/01/25	12,935,000	14,313,742
10/01/26	13,440,000	14,755,238
		59,964,413
Tennessee 0.8%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	18,588,735
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A, 5.00%, 1/01/26	5,000,000	5,729,300
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%,
7/01/26	1,675,000	1,899,751
7/01/27	1,800,000	2,018,016
		28,235,802
Texas 6.8%
Austin Water and Wastewater System Revenue, Refunding,
5.00%, 11/15/26	4,835,000	5,395,763
5.00%, 11/15/27	4,000,000	4,412,160
Series A, 5.00%, 11/15/28	5,000,000	5,543,600
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A, 5.00%, 2/15/27	5,000,000	5,483,300
Brownsville Utility System Revenue,
AGMC insured, Pre-Refunded, 5.00%, 9/01/22	5,840,000	6,321,742
Refunding and Improvement, AGMC Insured, 5.00%, 9/01/22	2,615,000	2,784,792
Clear Creek ISD, GO, Refunding, Series A, 5.00%,
2/15/25	11,370,000	12,852,421
2/15/26	12,060,000	13,429,775
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,244,676
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,607,775
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	11,063,800
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/23	1,500,000	1,623,405
Series A, 5.00%, 11/01/24	1,000,000	1,062,450
Series D, 5.25%, 11/01/27	5,000,000	5,464,150
Series D, 5.25%, 11/01/28	2,100,000	2,255,988
Fort Worth GO, General Purpose, Refunding and Improvement, 5.00%,
3/01/25	6,000,000	6,846,660
3/01/26	6,790,000	7,668,965
Frisco GO, Collin and Denton Counties, Refunding and Improvement, 5.00%, 2/15/25	5,000,000	5,724,800
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,447,137
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,374,200
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,005,420
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,581,280
Series B, 5.00%, 5/15/24	10,620,000	11,648,866
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	13,452,720
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	16,088,100
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	31,880,250
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,181,750
11/01/23	5,000,000	5,134,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Williamson County GO, Limited Tax, Refunding, 5.00%,
2/15/23	6,235,000	7,238,211
2/15/25	13,780,000	15,715,263
		239,534,019
Utah 0.7%
Salt Lake County College Revenue, Westminster College Project, Refunding, 5.00%, 10/01/19	2,585,000	2,653,322
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	10,537,470
11/01/21	9,000,000	10,320,840
		23,511,632
Virginia 1.3%
Norfolk Water Revenue, Refunding, 5.00%,
11/01/24	6,145,000	7,047,270
11/01/25	6,000,000	6,818,940
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,785,730
8/01/20	13,450,000	15,761,248
		44,413,188
Washington 1.3%
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,982,878
2/01/20	7,000,000	8,228,640
Washington State GO, Various Purpose, Series D, 5.00%,
2/01/24	13,285,000	15,173,994
2/01/25	13,955,000	15,809,759
		47,195,271
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	11,469,500

U.S. Territories 1.6%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,677,738
12/01/19	1,025,000	1,107,328
		2,785,066
Puerto Rico 1.5%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/18	8,455,000	7,456,718
Series A, 5.00%, 7/01/23	4,000,000	3,036,160
Series A, 5.25%, 7/01/23	3,500,000	2,674,770
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,023,075
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series K, 5.00%, 7/01/19	5,000,000	4,110,900
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured,
5.50%, 7/01/24	10,000,000	8,761,300
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series DDD, 5.00%, 7/01/21	8,745,000	6,906,014
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	8,739,800
Series ZZ, 5.25%, 7/01/19	8,000,000	6,632,640
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	3,500,000	3,441,900
		53,783,277
Total U.S. Territories		56,568,343
Total Municipal Bonds before Short Term Investments (Cost $3,291,733,544)		3,412,633,723
Short Term Investments 0.7%
Municipal Bonds 0.7%
Virginia 0.7%
[a]Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series A,
Sub Series A-1, AGMC Insured, Daily VRDN and Put, 0.14%, 7/01/36	16,000,000	16,000,000
Sub Series A-2, AGMC Insured, Daily VRDN and Put, 0.14%, 7/01/36	7,400,000	7,400,000
Total Short Term Investments (Cost $23,400,000)		23,400,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Total Investments (Cost $3,315,133,544) 96.9%	3,436,033,723
Other Assets, less Liabilities 3.1%	110,439,345
Net Assets 100.0%	$3,546,473,068

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 78.4%
Alabama 0.7%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/14	$665,000	$687,577
9/01/15	700,000	747,334
9/01/16	730,000	803,540
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,108,040
Mobile IDR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,007,950
		8,354,441
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,436,700

Arizona 4.3%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	12,895,638
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/16	17,000,000	17,468,690
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/17	2,805,000	2,882,334
Refunding, 3.00%, 7/01/17	6,465,000	6,922,657
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Refunding, NATL Insured, 5.00%, 7/01/19	3,840,000	3,942,259
Tucson COP, Refunding, AGMC Insured,
2.00%, 7/01/16	1,200,000	1,219,668
3.00%, 7/01/17	1,250,000	1,309,225
3.00%, 7/01/18	1,195,000	1,246,457
		47,886,928
Arkansas 0.4%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,014,800

California 5.8%
Bennett Valley USD, GO, BANS, 4.00%, 1/01/15	2,130,000	2,217,586
[a]California Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust, Mandatory Put 4/01/15,
Refunding, Series B-1, Weekly FRN, 0.35%, 10/01/47	8,000,000	8,007,520
California State Economic Recovery GO, Refunding, Series A, 5.00%, 7/01/22	5,000,000	5,480,300
California State GO, Refunding, 5.00%, 4/01/15	500,000	531,395
California State Health Facilities Financing Authority Revenue, St. Joseph Health System,
Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,690,505
Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,665,700
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	1,000,000	1,014,940
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	2,000,000	1,936,740
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	952,460
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	5,880,000	5,603,581
Imperial Community College District GO, Capital Appreciation, zero cpn., 8/01/14	7,250,000	7,212,445
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured,
5.00%, 12/01/13	1,000,000	1,000,000
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured
Guaranty, 5.00%, 7/01/15	1,000,000	1,071,490
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,172,380
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G, Refunding, Second Series,
NATL RE, FGIC Insured, 5.00%, 5/01/23	11,675,000	12,629,198
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series A, 6.125%, 8/01/15	3,000,000	3,136,020
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,
2/01/14	1,000,000	1,005,990
2/01/15	1,025,000	1,066,871
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,049,340
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn.,
6/01/18	810,000	743,377
		65,187,838
Colorado 0.3%
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,189,047

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,633,290
		2,822,337
Connecticut 1.8%
Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series A-3, 0.875%, 7/01/49	20,000,000	19,695,600

Florida 6.4%
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,718,250
6.00%, 6/01/17	5,000,000	5,784,800
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,565,450
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put 6/02/15, 1.35%, 4/01/39	7,500,000	7,524,375
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/18	11,480,000	12,834,525
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,091,880
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,213,400
[a]Lakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.80%, 10/01/17	3,000,000	3,006,960
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,662,745
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured,
4.00%, 9/01/14	23,185,000	23,728,920
		72,131,305
Georgia 2.2%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,829,376
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, 1.75%,
12/01/49	5,000,000	5,032,150
12/01/49	5,000,000	5,010,150
Georgia State GO, Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,673,078
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First Series, 1.70%, 6/01/49	5,000,000	4,955,650
		24,500,404
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,621,799

Illinois 6.6%
Chicago GO, Modern Schools Across Chicago Program, Series A, 5.00%, 12/01/16	5,000,000	5,425,900
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,530,151
5.50%, 1/01/17	1,000,000	1,110,820
Dolton GO, Refunding, Series B, AGMC Insured,
3.00%, 12/01/13	1,155,000	1,155,000
4.00%, 12/01/14	1,195,000	1,221,911
3.50%, 12/01/15	1,245,000	1,287,716
Homer Glen Village GO, Will and Cook Counties, Series A,
2.00%, 12/01/15	1,000,000	1,020,470
4.00%, 12/01/18	1,000,000	1,100,060
Illinois State GO,
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,316,000
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,568,260
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,526,960
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,679,000
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17	10,000,000	11,443,100
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%, 12/15/17	6,000,000	6,737,640
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,
12/15/17	1,430,000	1,491,876
12/15/18	1,475,000	1,511,757
Regional Transportation Authority Revenue, Series A, NATL RE Insured, 5.00%, 7/01/21	5,410,000	5,874,989
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District
No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,943,309
		73,944,919
Indiana 0.8%
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17, Series A-5, 2.00%,
11/01/27	3,500,000	3,543,295
Indianapolis Thermal Energy System Revenue, first lien, Refunding, Series B, AGMC Insured, 4.00%, 10/01/14	4,640,000	4,770,013

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/15	1,000,000	1,027,750
		9,341,058
Kansas 0.4%
Kansas City SFMR, Muni Multiplier, Series A, FHLMC Insured, ETM, 12/01/14	3,000,000	2,991,690
Kansas State Department of Transportation Highway Revenue, Refunding, Series A-3, 0.35%, 9/01/15	1,500,000	1,495,770
		4,487,460
Kentucky 0.6%
[b]Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory Put 8/01/19, 2.20%,
2/01/35	7,000,000	7,003,710

Louisiana 0.6%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding,
4.00%, 8/15/15	2,780,000	2,934,985
5.00%, 8/15/16	2,505,000	2,777,344
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Project, NATL Insured,
4.00%, 12/01/14	500,000	511,410
		6,223,739
Maryland 1.3%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18, Series A, Weekly FRN,
1.30%, 7/01/34	6,000,000	6,002,580
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%, 5/01/19	7,500,000	8,875,800
		14,878,380
Massachusetts 0.1%
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligated Group, Series D,
Assured Guaranty, 4.00%, 11/15/15	1,000,000	1,043,470

Michigan 3.4%
Detroit GO, Distribution State Aid, 5.00%, 11/01/16	6,120,000	6,528,694
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/16	5,000,000	5,028,550
Garden City GO, Refunding, AGMC Insured, 4.00%,
4/01/14	1,015,000	1,023,536
4/01/15	1,215,000	1,251,766
4/01/16	1,415,000	1,475,010
Jackson GO, Downtown Development, Limited Tax, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,270,785
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,696,350
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,
4.00%, 6/01/14	550,000	558,784
5.00%, 6/01/14	1,250,000	1,276,087
5.00%, 6/01/15	1,700,000	1,783,827
5.00%, 6/01/16	1,600,000	1,713,680
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	4,884,666
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series W,
5.25%, 8/01/17	7,000,000	7,830,060
Western Townships Utilities Authority Revenue, Sewage Disposal System, Limited Tax, Refunding, 3.00%,
1/01/15	1,000,000	1,025,890
1/01/17	1,000,000	1,045,830
		38,393,515
Minnesota 1.7%
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	457,107
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,914,750
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B, NATL RE, FGIC Insured,
5.00%, 1/01/23	5,925,000	6,474,721
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated
Group, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,399,854
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,249,800
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,063,000
		19,559,232
Mississippi 0.1%
Jackson Water and Sewer System Revenue, Refunding, AGMC Insured, 4.00%, 9/01/14	580,000	595,051

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

	Nevada 1.4%
	Clark County School District GO, Limited Tax, Building, Series C, 5.00%, 6/15/23	9,920,000	10,785,719
	Nevada State GO, Limited Tax, Nevada Municipal Bond Bank Project Nos. R-9A R-9B R-9C R-10 R-11 and R12, Series F,
	AGMC Insured, 5.00%, 12/01/20	4,260,000	4,537,922
			15,323,641
	New Hampshire 0.3%
	New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,064,192

	New Jersey 5.3%
	Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc. Project,
	Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,005,700
	New Jersey EDA Revenue,
	Cigarette Tax, Refunding, 5.00%, 6/15/14	4,810,000	4,913,607
	Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,335,601
	School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,280,700
	[a] School Facilities Construction, Series H, Weekly FRN, 0.95%, 2/01/17	3,000,000	3,000,750
	New Jersey Environmental Infrastructure Trust Revenue,
	Environmental-2012, Series A, Pre-Refunded, 5.00%, 9/01/22	15,000	16,823
	Environmental-2013, Series A, 5.00%, 9/01/22	3,105,000	3,424,877
	New Jersey State GO, Refunding,
	Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,097,860
	Series Q, 5.00%, 8/15/18	15,885,000	18,617,856
	New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC Insured,
	5.50%, 12/15/14	5,000,000	5,271,050
	Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,328,445
	Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,134,780
	South Brunswick Township GO, Refunding, 1.75%, 7/01/14	1,000,000	1,008,610
			59,436,659
	New Mexico 1.9%
	New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,
	12/01/14	2,000,000	2,070,180
	12/01/15	4,000,000	4,272,720
	New Mexico State Severance Tax Revenue, Series A, 4.00%, 7/01/20	11,640,000	12,706,108
	Taos County Gross Receipts Tax Revenue, County Education Improvement, Build America Mutual Assurance,
	3.00%, 4/01/16	1,000,000	1,035,300
	3.00%, 4/01/17	750,000	779,400
	3.50%, 4/01/19	1,000,000	1,036,390
			21,900,098
	New York 9.0%
	Beekmantown CSD, GO, Refunding, AGMC Insured,
	3.00%, 6/15/14	1,000,000	1,012,910
	4.00%, 6/15/15	1,245,000	1,306,453
	2.00%, 6/15/16	1,075,000	1,093,404
	East Meadow Union Free School District GO, Refunding,
	3.00%, 8/15/15	1,000,000	1,043,760
	4.00%, 8/15/16	1,000,000	1,089,700
	4.00%, 8/15/17	1,000,000	1,109,770
	Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,192,621
	[a]MTA Dedicated Tax Fund Revenue, Mandatory Put 11/04/14, Refunding, Sub Series B-3A, Weekly FRN, 0.28%, 11/01/28	8,900,000	8,890,922
	MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	10,564,553
	New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,136,160
	New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Series A, Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,314,834
	New York State Dormitory Authority Revenues,
	Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
	Series 1, 5.00%, 1/15/19	4,000,000	4,503,600
Non	-State Supported Debt, Rochester General Hospital, Radian Insured, ETM, 5.00%, 12/01/15	100,000	108,886
Non	-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,082,410
Non	-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,418,737
Non	-State Supported Debt, School Districts Financing Program, Series F, 4.00%, 10/01/14	3,300,000	3,399,396
	State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,055,250
	New York State Dormitory Authority State Personal Income Tax Revenue,
	Education, Series C, 5.00%, 12/15/18	6,165,000	6,936,735
	General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	7,239,336

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured,
5.00%, 4/01/16	200,000	218,338
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,269,566
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,203,400
Patchogue-Medford Union Free School District GO, Refunding, Series B,
2.00%, 7/01/14	1,000,000	1,008,890
3.00%, 7/01/16	1,000,000	1,049,670
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	263,370
Rochester GO, Refunding,
Series IV, 2.00%, 10/15/15	1,850,000	1,902,114
Series V, 2.00%, 2/15/15	1,535,000	1,565,224
Sales Tax Asset Receivable Corp. Revenue,
Refunding, Series A, NATL Insured, 5.25%, 10/15/18	3,285,000	3,424,284
Series A, NATL Insured, 5.25%, 10/15/19	785,000	818,080
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	9,910,000	11,011,298
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%,
7/01/16	1,250,000	1,358,100
7/01/17	3,000,000	3,315,540
		100,907,311
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,500,000
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
1/01/19	2,350,000	2,691,055
		10,191,055
Ohio 4.0%
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,957,857
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,834,075
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,585,587
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL RE, FGIC Insured, 5.00%, 11/15/20	5,000,000	5,367,700
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,
11/01/14	1,455,000	1,469,841
11/01/15	1,465,000	1,489,553
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 3.00%,
12/01/13	1,085,000	1,085,000
Ohio State Department of Administrative Services COP, Administrative Knowledge System Project, Series A, NATL Insured,
5.25%, 9/01/15	6,205,000	6,566,938
[b]Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University Project, 4.00%, 12/01/17	2,225,000	2,485,547
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 3.00%,
12/01/15	1,210,000	1,273,586
12/01/16	1,265,000	1,345,947
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	1,900,000	1,951,623
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,210,000
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,239,887
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,225,906
Wright State University Revenue, General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,338,489
		44,427,536
Oklahoma 0.4%
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%,
9/01/15	4,000,000	4,243,160

Pennsylvania 5.7%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project,
Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,227,200
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A, Pre-Refunded,
5.125%, 6/01/25	3,000,000	3,071,820
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
3.50%, 7/01/16	6,190,000	6,540,168
4.00%, 7/01/17	4,795,000	5,193,273
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,387,300
Philadelphia School District GO, Refunding, Series C, 5.00%,
9/01/14	1,000,000	1,032,880

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
9/01/15	1,500,000	1,613,085
9/01/16	2,630,000	2,894,210
9/01/17	2,750,000	3,072,272
Pittsburgh School District GO,
Refunding, Series A, 3.00%, 9/01/14	845,000	861,951
Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,684,095
Series A, ETM, 3.00%, 9/01/14	315,000	321,653
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	4,500,000	4,932,045
4/01/18	4,035,000	4,449,435
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series A, Assured
Guaranty,
5.00%, 7/01/14	1,250,000	1,271,388
4.00%, 7/01/15	1,235,000	1,267,468
5.00%, 7/01/16	1,325,000	1,413,589
		64,233,832
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%,
8/01/18	6,290,000	7,209,661

South Carolina 0.7%
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,174,600
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,136,740
		7,311,340
Tennessee 1.6%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,729,280
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	9,559,350
		18,288,630
Texas 4.7%
Austin Water and Wastewater System Revenue, Refunding, Series A,
4.00%, 11/15/15	1,700,000	1,820,309
4.00%, 11/15/16	600,000	658,578
5.00%, 11/15/17	500,000	577,635
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	451,412
Crandall ISD, GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	987,540
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Refunding, AGMC Insured, 4.50%, 12/01/24	6,720,000	7,242,077
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/14	3,235,000	3,377,049
Series D, 5.00%, 11/01/17	2,000,000	2,297,560
Grand Parkway Transportation Corp. System Toll Revenue, Sub Tier Toll, Series C, 2.00%, 10/01/17	10,000,000	10,030,100
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health, Refunding, Series A, Assured
Guaranty, 5.75%, 7/01/18	1,585,000	1,669,861
[b]Texas State A&M University Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,935,151
Texas State PFAR, Southern University Financing System, Refunding, Build America Mutual Assurance,
4.00%, 11/01/14	2,500,000	2,575,950
4.00%, 11/01/15	3,160,000	3,338,098
5.00%, 11/01/16	2,000,000	2,202,060
Texas State Transportation Commission Revenue, State Highway Fund, first tier, Series A, 5.00%, 4/01/20	4,195,000	4,621,547
Wylie ISD, GO,
Capital Appreciation Bonds, Refunding, PSF Guarantee, zero cpn., 8/15/17	2,775,000	2,663,722
Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/16	1,500,000	1,468,830
		52,917,479
Utah 0.2%
Nebo School District GO, Utah County, Refunding, Series A, 2.00%,
7/01/16	1,200,000	1,226,292
7/01/17	1,000,000	1,017,480
		2,243,772
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,459,416

Washington 0.7%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,413,660

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Snohomish County Everett School District No. 2 GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	261,805
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	4,037,362
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	316,243
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	612,084
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	655,819
		8,296,973
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	6,073,148
4.00%, 6/15/18	4,510,000	4,855,782
2.125%, 12/15/18	580,000	580,330
5.00%, 12/15/18	9,000,000	9,999,900
		21,509,160
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,071,200
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Mandatory Put 7/01/17, Refunding, Series M, Sub Series
M-2,
5.75%, 7/01/34	5,000,000	4,297,200
AMBAC Insured, 5.50%, 7/01/35	750,000	693,075
Total U.S. Territories		10,061,475
Total Municipal Bonds before Short Term Investments (Cost $867,137,960)		881,148,076
Short Term Investments 22.0%
Municipal Bonds 22.0%
Arizona 0.5%
[c]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put,
0.05%, 5/01/29	5,900,000	5,900,000
California 0.1%
[c]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.03%,
7/01/35	1,500,000	1,500,000
Connecticut 0.4%
[c]Connecticut State GO, Variable, Economic Recovery Notes, Refunding, Series A-1, Daily VRDN and Put, 0.45%, 7/01/16	5,000,000	5,000,000
Florida 0.7%
[c]Gainesville City Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.05%, 10/01/42	4,100,000	4,100,000
[c]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN
and Put, 0.05%, 7/01/37	3,200,000	3,200,000
		7,300,000
Georgia 2.8%
[c]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.06%, 7/01/49	31,700,000	31,700,000
Indiana 0.1%
Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/14	1,270,000	1,272,667
Kentucky 0.3%
[c]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.05%, 9/01/34	3,430,000	3,430,000
Louisiana 1.3%
[c]East Baton Rouge Parish Sewer Commission Revenue, Series A, Monthly VRDN and Put, 0.918%, 2/01/46	9,000,000	9,009,270
[c]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding,
Daily VRDN and Put, 0.06%, 9/01/17	5,000,000	5,000,000
		14,009,270
Maryland 1.0%
[c]Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System Issue,
Refunding, Series D, Daily VRDN and Put, 0.05%, 7/01/41	7,000,000	7,000,000
[c]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.05%,
6/01/26	3,800,000	3,800,000
		10,800,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Massachusetts 1.8%
[c]Massachusetts State Health and Educational Facilities Authority Revenue,
Harvard University Issue, Refunding, Series R, Daily VRDN and Put, 0.03%, 11/01/49	2,500,000	2,500,000
Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.07%, 12/01/37	17,600,000	17,600,000
		20,100,000
Minnesota 4.1%
[c]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.06%, 11/15/35	18,425,000	18,425,000
Health Care Facilities, Children's Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.06%, 8/15/25	27,550,000	27,550,000
		45,975,000
Missouri 0.9%
[c]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University,
Daily VRDN and Put, 0.05%, 7/01/32	8,565,000	8,565,000
Refunding, Series A-2, Daily VRDN and Put, 0.05%, 10/01/35	1,000,000	1,000,000
		9,565,000
New York 2.3%
[c]New York City GO,
Series E, Sub Series E-2, Daily VRDN and Put, 0.05%, 8/01/34	9,000,000	9,000,000
Series L, Sub Series L-6, Daily VRDN and Put, 0.05%, 4/01/32	16,500,000	16,500,000
		25,500,000
Ohio 0.4%
[c]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN and Put, 0.06%, 10/01/31	4,900,000	4,900,000
Pennsylvania 1.3%
[c]Pennsylvania State Turnpike Commission Turnpike Revenue, Series A, Daily VRDN and Put, 1.20%, 12/01/19	5,000,000	5,022,450
[c]Pittsburgh Water and Sewer Authority Revenue, first lien, Series B-2, AGMC Insured, Weekly VRDN and Put, 0.15%,
9/01/33	10,000,000	10,000,000
		15,022,450
Tennessee 1.4%
[c]Blount County PBA Revenue, Local Government Public Improvement, Blount County, Refunding, Series E-3-B, Daily VRDN
and Put, 0.06%, 6/01/31	15,965,000	15,965,000
Virginia 2.5%
Henrico County Water and Sewer Revenue, Refunding, 2.25%, 5/01/14	1,000,000	1,008,570
[c]Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series A, Sub Series A-2, AGMC Insured, Daily
VRDN and Put, 0.14%, 7/01/36	27,600,000	27,600,000
		28,608,570
Wyoming 0.1%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue, 2.00%, 12/15/13	600,000	600,330

Total Short Term Investments (Cost $247,128,128)		247,148,287
Total Investments (Cost $1,114,266,088) 100.4%		1,128,296,363
Other Assets, less Liabilities (0.4)%		(4,021,256)
Net Assets 100.0%		$1,124,275,107

a The coupon rate shown represents the rate at period end.
b Security purchased on a when-issued basis.
c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ACES	-	Adjustable Convertible Exempt Security

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAN	-	Bond Anticipation Note
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHLMC	-	Federal Home Loan Mortgage Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
USD	-	Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%
Florida 87.5%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,
Series D-1, 6.50%, 12/01/19	$1,215,000	$1,412,620
Series D-1, 6.75%, 12/01/22	1,000,000	1,131,530
Series D-2, 6.75%, 12/01/30	5,000,000	5,493,250
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,
7.00%, 4/01/39	2,000,000	2,164,420
Refunding, Series A, 5.00%, 4/01/31	7,260,000	7,367,666
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding,
Series B, 5.60%, 4/01/29	3,180,000	3,236,827
Broward County HFA, MFHR, Stirling Apartments Phase II, Series A,
5.35%, 10/01/29	970,000	972,551
5.40%, 4/01/39	1,940,000	1,945,160
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,363,394
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,784,800
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	10,000,000	11,202,800
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23	6,800,000	6,687,868
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,079,080
Collier County Educational Facilities Authority Revenue, Hodges University Inc., 5.625%, 11/01/28	2,860,000	2,841,324
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,484,950
Crossing at Fleming Island CDD Special Assessment, Refunding, Series B, NATL Insured, 5.80%, 5/01/16	3,195,000	3,195,543
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	10,173,400
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,
Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,560,938
Series A, 6.00%, 8/15/36	11,000,000	11,497,640
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured,
5.00%, 6/01/31	6,580,000	6,248,763
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	760,000	761,140
Florida HFC Revenue,
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38	260,000	262,608
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40	3,000,000	3,002,520
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University, Refunding, 5.375%, 7/01/32	3,500,000	3,628,170
Nova Southeastern University, 6.375%, 4/01/31	2,750,000	2,949,677
Rollins College Project, 5.00%, 12/01/37	10,000,000	10,206,800
Florida State Board of Education Public Education GO, Capital Outlay,
Refunding, Series D, 6.00%, 6/01/23	15,000,000	18,905,250
Series A, 5.50%, 6/01/38	10,000,000	10,793,200
Series H, 5.00%, 6/01/40	7,295,000	7,665,878
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,316,300
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40	5,000,000	5,194,550
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project, Refunding, Series A,
5.25%, 4/01/42	2,000,000	1,962,260
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,397,183
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,226,667
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,497,675
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,705,980
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	3,892,050
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,207,300
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,215,220
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,196,990
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,232,100
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	25,429,886
NATL Insured, 5.00%, 9/01/31	6,315,000	6,760,081
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,661,055
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,010,990

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,523,418
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,010,174
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,282,892
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,146,835
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,708,646
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,375,120
Series A, 5.00%, 10/01/39	5,000,000	5,168,950
Halifax Hospital Medical Center Hospital Revenue,
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	10,082,980
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,186,800
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,072,000
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	760,000	760,380
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,003,180
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	5,726,773
10/01/38	6,725,000	6,990,167
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,330,310
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	3,000,000	3,108,060
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	2,650,000	2,659,407
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,111,000
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,753,382
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,150,290
Marion County Utilities System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/28	5,000,000	5,000,000
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,061,150
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	955,200
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,
10/01/22	1,785,000	1,234,756
10/01/26	4,500,000	2,483,145
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,006,160
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,050,120
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,136,750
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	15,695,250
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,269,100
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	7,771,680
Refunding, Series A, 5.375%, 10/01/35	7,500,000	7,787,700
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/33	5,000,000	5,125,950
Series A, 5.00%, 7/01/40	18,770,000	18,852,776
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,469,450
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%,
8/01/42	4,000,000	4,279,920
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	335,000	335,127
5.40%, 10/01/33	1,485,000	1,435,787
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	10,015,600
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,264,900
Miami-Dade County School District GO, School Bonds, 5.00%, 3/15/43	2,465,000	2,492,189
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	10,881,400
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,004,200
Refunding, 5.00%, 10/01/37	5,000,000	4,965,250
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	20,000,000	20,207,600
Miami-Dade County Water and Sewer System Revenue,
AGMC Insured, 5.00%, 10/01/39	10,000,000	10,207,900
Refunding, Series A, 5.00%, 10/01/42	10,000,000	10,221,300
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,170,400
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,211,360
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,185,950
Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,167,280
Series B, 5.125%, 11/15/39	5,000,000	4,946,750
Orange County Health Facilities Authority Revenue, Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	9,644,400
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	10,694,800

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Orlando Tourist Development Tax Revenue, 6th Central Contract Payments, senior bond, Series A, Assured Guaranty,
5.25%, 11/01/38	16,740,000	16,464,962
Orlando-Orange County Expressway Authority Revenue,
Refunding, 5.00%, 7/01/35	8,330,000	8,475,608
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	225,000	271,807
Series C, 5.00%, 7/01/35	10,000,000	10,230,100
Series C, 5.00%, 7/01/40	2,755,000	2,776,379
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,035,920
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,569,300
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,217,650
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,089,910
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	1,820,650
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,697,850
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,131,780
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,455,000
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 11/01/15	2,180,000	2,053,015
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,043,680
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,287,505
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,170,750
St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, Pre-Refunded, zero cpn.,
6/01/22	4,000,000	2,693,440
6/01/23	4,255,000	2,704,052
6/01/24	1,500,000	899,325
6/01/25	2,130,000	1,207,220
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,293,431
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,222,672
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,637,985
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,621,043
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,
10/01/34	8,000,000	8,358,160
10/01/38	14,340,000	14,848,210
10/01/38	10,000,000	10,490,100
Tampa Health System Revenue, Baycare Health System, Refunding, Series A, 5.00%, 11/15/33	5,000,000	5,128,000
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	435,000	456,354
6.05%, 10/01/20	1,715,000	1,873,123
6.10%, 10/01/26	2,695,000	2,966,548
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	625,000	692,913
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL RE, FGIC Insured, 5.00%,
11/01/32	5,150,000	5,200,676
Viera East CDD Special Assessment, Series B, ETM, 6.75%, 5/01/14	830,000	852,178
Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	5,000,000	5,002,150
Volusia County Tourist Development Tax Revenue, FSA Insured, 5.00%, 12/01/34	11,000,000	11,239,360
West Lake CDD Special Assessment, NATL Insured, 5.75%, 5/01/17	620,000	620,360
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	1,001,390
Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,070,040
		757,178,714
U.S. Territories 11.2%
Puerto Rico 10.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	1,542,891
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	15,000,000	11,310,900
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	255,000	190,533
Series G, 5.00%, 7/01/33	1,495,000	1,092,546
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	19,800,000	13,472,712
Series XX, 5.25%, 7/01/40	12,250,000	8,561,892
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,228,226
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	3,438,900
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.50%, 8/01/42	5,000,000	3,794,800
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	6,443,120

Franklin Tax-Free Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
first subordinate, Series A-1, 5.25%, 8/01/43	22,225,000	16,203,803
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	11,644,950
Refunding, Senior Series C, 5.00%, 8/01/46	6,250,000	4,999,688
		87,924,961
U.S. Virgin Islands 1.1%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	9,657,700
Total U.S. Territories		97,582,661
Total Municipal Bonds before Short Term Investments (Cost $858,039,035)		854,761,375
Short Term Investments (Cost $1,500,000) 0.2%
Municipal Bonds 0.2%
Florida 0.2%
[a]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN
and Put, 0.05%, 10/01/35	1,500,000	1,500,000
Total Investments (Cost $859,539,035) 98.9%		856,261,375
Other Assets, less Liabilities 1.1%		9,257,561
Net Assets 100.0%		$865,518,936

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDD	-	Community Development District
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
MFMR	-	Multi-Family Mortgage Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.2%
Georgia 91.2%
Athens-Clarke County Unified Government Water and Sewerage Revenue,
5.625%, 1/01/33	$10,000,000	$11,058,300
5.50%, 1/01/38	5,000,000	5,384,050
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,808,020
Series A, 5.00%, 1/01/40	9,000,000	9,131,400
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,061,650
Series J, AGMC Insured, 5.00%, 1/01/34	5,000,000	5,087,350
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,097,920
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,685,101
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University Commons Project,
Refunding, 5.00%, 9/01/32	5,000,000	5,191,100
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,265,020
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%,
12/01/26	1,140,000	1,226,435
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,031,340
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.00%, 11/01/28	5,055,000	5,825,989
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	5,627,900
Series A, NATL Insured, 5.00%, 11/01/33	2,245,000	2,245,629
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,372,800
5.375%, 12/01/28	2,000,000	1,804,240
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36	4,155,000	4,329,510
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project, AGMC Insured,
5.00%, 7/01/40	8,000,000	8,122,320
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project, 5.00%, 7/01/33	3,500,000	3,539,760
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%,
6/01/33	2,045,000	2,132,383
Bulloch County Development Authority Lease Revenue, Georgia Southern University Student Housing and Athletic Facilities
Project, XLCA Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,157,800
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five
LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,113,629
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,210,550
Series E, 7.00%, 1/01/23	5,000,000	5,728,550
Calhoun GO, School, 4.00%, 9/01/32	2,000,000	1,971,340
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,
5.00%, 7/01/40	5,000,000	5,041,600
Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,062,950
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,053,400
NATL Insured, 6.90%, 8/01/18	10,000	10,027
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32	2,000,000	2,083,500
Clayton County Development Authority Revenue,
Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,430,189
Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,274,300
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC
Insured, 5.00%, 7/01/36	3,000,000	3,073,980
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Refunding,
Series A,
5.00%, 8/01/30	2,000,000	2,055,700
5.25%, 8/01/35	1,000,000	1,033,380
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23	930,000	930,725
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,404,492

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC Real Estate Foundation
LLC Project, 5.00%,
7/15/35	2,500,000	2,586,525
7/15/38	2,500,000	2,550,725
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project,
Series D, NATL Insured, 5.00%, 7/15/29	5,000,000	5,002,700
Columbia County Water and Sewerage Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24	1,010,000	1,033,816
Refunding, AGMC Insured, 5.00%, 6/01/24	120,000	121,871
Columbus Water and Sewerage Revenue, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,775,350
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,069,400
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,812,912
5.50%, 9/01/37	5,000,000	5,180,750
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,528,635
Decatur Urban Redevelopment Agency Revenue, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,536,840
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%,
12/01/29	2,000,000	2,025,280
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,209,000
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,022,642
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
Georgia Gwinnett College Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,031,380
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,115,300
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children's Healthcare of Atlanta Inc. Project,
Refunding, 5.25%, 11/15/39	5,000,000	5,193,650
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,
6/01/29	3,410,000	3,605,325
6/01/32	2,225,000	2,318,917
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,157,900
Fayette County School District GO, AGMC Insured, Pre-Refunded,
4.75%, 3/01/21	1,355,000	1,488,007
4.95%, 3/01/25	1,000,000	1,102,620
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,369,800
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,238,467
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,153,480
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,562,055
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	6,845,000	7,456,943
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,154,860
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/31	2,455,000	2,628,740
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	2,240,000	2,267,866
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,203,350
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,196,600
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project,
Series A, 5.375%, 2/15/40	5,000,000	5,117,200
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,001,100
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,457,386
NATL Insured, 5.00%, 12/01/25	2,600,000	2,702,882
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,536,341
Georgia State HFAR, SFM,
Series A, 3.80%, 12/01/37	5,000,000	4,389,850
Series C, 5.00%, 12/01/27	1,000,000	1,014,960
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,
6.00%, 6/15/34	5,000,000	5,423,500
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,116,970
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,258,160
Series W, 6.60%, 1/01/18	750,000	831,683
Series W, ETM, 6.60%, 1/01/18	30,000	30,145
Georgia State Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,553,100
Project One, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,422,184

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III, Refunding, Series S, 5.00%,
10/01/25	2,500,000	2,736,750
10/01/26	2,500,000	2,709,350
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project,
Series A, 5.625%, 8/01/34	5,000,000	5,201,750
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%,
1/01/22	3,000,000	3,504,240
1/01/24	2,000,000	2,330,060
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D,
AGMC Insured, 5.50%, 7/01/37	4,000,000	4,211,240
Gwinnett County School District GO,
5.00%, 2/01/32	4,125,000	4,420,102
5.00%, 2/01/36	5,815,000	6,163,435
Pre-Refunded, 5.00%, 2/01/32	875,000	1,017,590
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	2,037,487
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	3,042,435
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,051,080
Jackson County School District GO, Refunding, 5.00%,
3/01/24	5,000,000	5,827,950
3/01/25	4,785,000	5,577,874
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,151,880
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,368,762
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project, RAN, 5.00%, 8/01/35	5,000,000	5,118,350
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,318,300
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,313,480
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,010,900
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Refunding, Series B, AGMC
Insured, 5.00%, 7/01/37	10,000,000	10,259,300
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus
Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,286,300
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,228,040
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,554,530
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,208,320
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property
LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,003,450
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	8,695,000	9,144,271
Series A, 5.00%, 10/01/43	5,000,000	5,265,500
Series B, 5.00%, 9/01/35	10,000,000	10,487,000
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center
LLC Project, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,024,620
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,501,395
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,532,760
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project,
5.25%, 11/01/35	1,000,000	1,023,790
5.375%, 11/01/40	5,000,000	5,143,450
TIFT County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,020,200
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,050,900
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,
5.00%, 10/01/33	2,000,000	1,982,480
Series B, 5.00%, 10/01/41	3,000,000	3,007,500
Walton County School District GO, Refunding, 5.25%, 8/01/25	3,775,000	4,454,349
Walton County Water and Sewer Authority Revenue,
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,183,700
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,095,348
		475,791,714
U.S. Territories 6.0%
Puerto Rico 6.0%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,770,300
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series L, NATL
Insured, 5.25%, 7/01/35	10,000,000	7,889,000
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	3,402,200
Series XX, 5.25%, 7/01/40	5,000,000	3,494,650

Franklin Tax-Free Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	7,557,400
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,881,650
Senior Series C, 5.25%, 8/01/40	1,430,000	1,200,056
		31,195,256
Total Municipal Bonds before Short Term Investments (Cost $504,470,193)		506,986,970
Short Term Investments (Cost $520,000) 0.1%
Municipal Bonds 0.1%
Georgia 0.1%
[a]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.06%, 7/01/49	520,000	520,000
Total Investments (Cost $504,990,193) 97.3%		507,506,970
Other Assets, less Liabilities 2.7%		14,195,560
Net Assets 100.0%		$521,702,530

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
IDAR	-	Industrial Development Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
RAN	-	Revenue Anticipation Note
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.7%
Alabama 1.6%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$10,000,000	$10,034,400
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,616,020
Camden IDB Exempt Facilities Revenue, Weyerhaeuser Co. Project,
Series A, Pre-Refunded, 6.125%, 12/01/24	3,000,000	3,000,000
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	1,750,000
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,506,275
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	7,777,275
[a]Jefferson County Sewer Revenue, wts., sub. lien, Refunding,
Series E, zero cpn., 10/01/28	5,025,000	1,694,129
Series E, zero cpn., 10/01/29	13,465,000	4,154,760
Series E, zero cpn., 10/01/30	19,050,000	5,369,433
Series E, zero cpn., 10/01/31	24,845,000	6,384,668
Series E, zero cpn., 10/01/32	30,825,000	7,273,775
Series E, zero cpn., 10/01/33	35,700,000	7,757,610
Series E, zero cpn., 10/01/34	16,000,000	3,219,040
Series E, zero cpn., 10/01/35	15,000,000	2,753,400
Series E, zero cpn., 10/01/36	10,000,000	1,679,900
Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	82,500,000	40,223,700
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	6,582,235
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,206,678
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,059,220
		125,042,518
Arizona 2.5%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,125,300
[b]Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	11,683,085
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	12,000,000	12,011,280
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	5,000,000	4,916,450
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	7,500,000	7,653,975
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	22,128,200
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,131,300
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Refunding, Series D,
5.75%, 6/01/34	10,750,000	11,854,885
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	24,052,320
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,109,050
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	15,228,921
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	10,136,700
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	6,413,520
5.50%, 12/01/29	11,105,000	11,940,096
University Medical Center Corp. Hospital Revenue, Tucson,
6.00%, 7/01/24	250,000	274,495
6.25%, 7/01/29	1,000,000	1,081,820
5.00%, 7/01/35	10,175,000	10,095,024
6.50%, 7/01/39	1,500,000	1,626,420
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A,
6.375%, 12/01/37	15,500,000	13,148,805
		205,611,646
California 17.9%
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	5,172,908
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	5,711,505
Anaheim City School District GO, Capital Appreciation, Election of 2002, AGMC Insured, zero cpn.,
8/01/29	7,000,000	2,994,040
8/01/30	5,000,000	1,987,250
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/37	4,280,000	3,895,014
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,685,000	31,242,869
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,681,803

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,345,000	3,820,960
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Alameda County Tobacco
Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,402,150
California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A, California Mortgage Insured,
5.00%, 11/01/33	3,130,000	3,132,066
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	18,723,800
California Infrastructure and Economic Development Bank Revenue, North County Center for Self-Sufficiency Corp. Project,
AMBAC Insured, 5.00%,
12/01/30	10,300,000	10,937,055
12/01/35	5,000,000	5,191,750
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	5,889,780
California State GO, Various Purpose,
6.00%, 4/01/38	28,725,000	32,512,391
5.25%, 11/01/40	47,000,000	48,901,150
Refunding, 5.25%, 3/01/30	70,000,000	75,993,400
Refunding, 5.50%, 3/01/40	60,000,000	64,752,000
Refunding, 5.00%, 10/01/41	10,000,000	10,154,600
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	5,771,100
11/01/38	8,000,000	8,922,560
California State Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,791,200
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/29	7,365,000	8,403,097
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/34	17,560,000	19,606,267
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	18,495,866
Various Capital Projects, Series A, 5.00%, 4/01/33	12,500,000	12,763,750
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,218,938
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,114,350
Monterey Institute International, 5.50%, 7/01/31	13,240,000	14,587,038
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,302,250
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,145,600
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	24,883,750
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	11,508,772
California Statewide CDA Special Tax Revenue, CFD No. 2007-01, Orinda Wilder Project, Series A, 6.00%, 9/01/37	10,000,000	9,800,600
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,093,448
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C, AMBAC Insured, zero cpn.,
8/01/33	21,015,000	6,908,471
8/01/34	10,000,000	3,069,300
8/01/45	34,035,000	5,110,355
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	1,961,914
Chula Vista CFD Special Tax, No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,765,000	1,542,451
Compton Community College District GO, Election of 2002, Series D, Build America Mutual Assurance, zero cpn.,
8/01/30	3,425,000	1,221,013
8/01/32	4,000,000	1,221,600
8/01/34	4,560,000	1,184,870
8/01/36	5,250,000	1,169,805
8/01/37	3,065,000	632,677
8/01/38	6,000,000	1,150,260
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,504,900
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
5.85%, 1/15/23	35,000,000	35,135,450
zero cpn., 1/15/22	49,115,000	30,411,026
zero cpn., 1/15/31	4,000,000	1,263,160
zero cpn., 1/15/34	4,500,000	1,136,520
zero cpn., 1/15/36	4,000,000	873,520
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	7,513,326
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	15,750,000	14,937,930
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	12,566,830
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,717,733
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	25,500,000	25,963,080
Series D, 5.00%, 5/15/40	52,685,000	53,641,760

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Los Angeles MFR, Refunding,
Series J-1C, 7.125%, 1/01/24	25,000	24,725
Series J-2B, 8.50%, 1/01/24	5,000	5,000
[b] Series J-2C, 8.50%, 1/01/24	130,000	127,583
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	40,111,700
Los Angeles Wastewater System Revenue,
Refunding, Series A, NATL Insured, 5.00%, 6/01/30	1,305,000	1,345,103
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/30	6,225,000	6,663,053
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	34,635,377
Series B, 7.00%, 11/01/34	20,000,000	25,059,400
Series C, 6.50%, 11/01/39	20,000,000	23,740,600
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,118,662
Palmdale Elementary School District Special Tax, CFD No. 90-1, Series A, AGMC Insured,
zero cpn., 8/01/28	1,500,000	671,385
zero cpn., 8/01/30	1,250,000	482,250
zero cpn., 8/01/31	1,250,000	448,475
zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,174,450
Perris UHSD Financing Authority Special Tax,
5.75%, 9/01/30	1,690,000	1,715,113
6.00%, 9/01/33	2,570,000	2,627,131
6.125%, 9/01/41	5,500,000	5,602,740
Poway USD Special Tax, CFD No. 14, Del Sur, 5.25%, 9/01/36	7,465,000	7,012,024
Riverside County Transportation Commission Toll Revenue, senior lien,
Series A, 5.75%, 6/01/44	6,065,000	6,082,528
Series A, zero cpn., 6/01/42	7,000,000	1,002,120
Series B, zero cpn., 6/01/32	4,000,000	1,216,880
Series B, zero cpn., 6/01/33	5,500,000	1,548,360
Series B, zero cpn., 6/01/41	5,000,000	768,400
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/35	7,030,000	6,412,274
Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,024,751
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,182,595
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,729,676
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,543,149
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	11,662,500
7.50%, 12/01/41	15,000,000	16,461,750
San Diego USD, GO, Election of 2008, Series E, zero cpn. to 7/01/32,
5.25% thereafter, 7/01/42	41,165,000	14,036,442
5.375% thereafter, 7/01/47	33,305,000	11,217,457
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,632,500
San Francisco City and County RDA Lease Revenue, George R. Moscone Convention Center, zero cpn., 7/01/14	2,250,000	2,235,848
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	22,997,475
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,437,600
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	18,530,201
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	18,469,561
Capital Appreciation, senior lien, 5.00%, 1/01/33	44,970,000	40,801,281
junior lien, ETM, zero cpn., 1/01/24	52,700,000	38,770,863
junior lien, ETM, zero cpn., 1/01/25	45,200,000	31,801,364
junior lien, ETM, zero cpn., 1/01/26	131,900,000	88,417,846
junior lien, ETM, zero cpn., 1/01/27	139,100,000	87,916,764
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,042,300
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	40,000,000	19,207,600
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter,
9/01/41	20,000,000	9,839,200
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,850,620
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
6.00%, 9/01/36	7,740,000	7,900,837
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	10,249,988
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,018,720
[b,c]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	3,976,250

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
7.00%, 9/01/38	12,175,000	3,043,750
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,810,000	20,018,995
		1,444,956,244
Colorado 3.7%
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	20,213,200
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43	10,250,000	8,574,228
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series A, 5.25%, 10/01/32	9,000,000	8,215,470
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	15,000,000	15,019,350
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,238,400
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	3,697,344
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	6,741,000
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,141,800
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	6,696,830
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	3,601,400
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,424,100
Series C, 5.375%, 9/01/26	5,000,000	5,131,650
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,127,230
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,254,460
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	41,307,944
Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	2,790,300
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,823,756
6.25%, 11/15/28	12,500,000	14,187,500
6.50%, 11/15/38	90,100,000	106,081,037
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,472,405
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,680,186
[b,d]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,679,840
		298,099,430
Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital Issue, Refunding, Series E,
5.50%, 7/01/20	5,650,000	5,628,191

District of Columbia 2.9%
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	16,000,000	15,712,000
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,079,970
District of Columbia Income Tax Secured Revenue,
Refunding, Series D, 4.00%, 12/01/37	3,740,000	3,406,953
Series C, 4.00%, 12/01/37	8,905,000	8,112,010
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,487,910
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	9,219,274
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	12,793,525
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,032,194
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	3,830,288
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,315,648
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,605,160
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,049,920
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter,
4/01/36	27,105,000	20,093,750
The Methodist Home of the District of Columbia Issue, 6.00%, 1/01/29	4,750,000	4,287,112
The Methodist Home of the District of Columbia Issue, Series A, 7.375%, 1/01/30	2,525,000	2,541,943
The Methodist Home of the District of Columbia Issue, Series A, 7.50%, 1/01/39	4,580,000	4,609,999
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	23,070,300
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	15,172,500
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	1,881,660
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	56,667,416
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series
A, 5.00%, 10/01/40	10,000,000	9,882,800
		232,852,332
Florida 6.5%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,500,000	4,198,680

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	5,000,000	4,217,650
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,034,365
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,180,000	1,180,696
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	10,000,000	10,128,500
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,550,000	1,448,227
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,924,000
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	9,929,554
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	5,487,460
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	11,893,560
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	9,785,931
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,400,000	1,357,664
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	9,635,315
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,301,750
Florida State Governmental Utility Authority Utility Revenue,
Lake Aqua Utility System, Series A, 5.00%, 10/01/40	2,500,000	2,492,500
Pasco Aqua Utility System, Series A, 5.00%, 10/01/40	5,260,000	5,168,108
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	35,750,000	30,879,420
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	16,591,680
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,358,503
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,560,000	2,326,963
Indigo CDD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	800,000	720,672
[b,c] Series C, 7.00%, 5/01/30	4,275,451	2,137,726
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,350,000	1,362,164
Lake Ashton CDD Revenue, Capital Improvement, Series A, 7.40%, 5/01/32	1,210,000	1,127,805
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,
5.875%, 1/01/19	1,255,000	1,369,895
6.25%, 1/01/28	1,230,000	1,268,659
6.375%, 1/01/43	2,250,000	2,236,590
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, 5.00%,
10/01/30	11,505,000	11,872,930
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	3,729,700
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	21,974,440
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC
Insured, 5.25%, 4/01/27	10,995,000	12,175,093
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	5,385,000	5,668,574
Refunding, Series A, 5.00%, 7/01/30	6,000,000	6,250,260
Refunding, Series A, 5.00%, 7/01/31	5,900,000	6,107,739
Series A, 5.00%, 7/01/40	44,360,000	44,555,628
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/32	10,000,000	10,210,300
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,438,790
Miami-Dade County Special Obligation Revenue,
Refunding, Series A, 5.00%, 10/01/29	10,000,000	10,456,600
Refunding, Series A, 5.00%, 10/01/30	11,925,000	12,389,836
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,161,750
sub. bond, Refunding, Series B, 5.00%, 10/01/32	3,300,000	3,389,826
Midtown Miami Community Development Special Assessment Revenue,
Series A, 6.25%, 5/01/37	7,500,000	7,501,650
Series B, 6.50%, 5/01/37	3,785,000	3,790,980
North Sumter County Utility Dependent District Utility Revenue, sub. bond,
6.00%, 10/01/30	3,780,000	4,016,174
6.25%, 10/01/43	6,865,000	7,193,765
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46,
Series A, 5.35%, 8/01/41	800,000	771,976
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%,
7/01/35	7,965,000	8,148,275
7/01/40	15,000,000	15,116,400
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,009,525
Pelican Marsh CDD Special Assessment Revenue, Refunding,
4.875%, 5/01/22	1,325,000	1,299,441
5.375%, 5/01/31	1,500,000	1,459,440
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,669,410

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Port St. Lucie Utility System Revenue, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	11,603,702
[b,c]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
5/01/21	750,000	748,793
5/01/30	1,590,000	1,519,563
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	7,000,000	4,750,130
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4.75%, 5/01/32	2,000,000	1,987,780
5.00%, 5/01/36	12,500,000	12,578,000
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	15,000,000	15,114,600
South-Dade Venture CDD Special Assessment Revenue, Pre-Refunded, 6.00%, 5/01/24	1,990,000	2,056,963
Stonegate CDD Special Assessment Revenue, Pre-Refunded, 6.00%, 5/01/24	1,635,000	1,690,018
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,825,000	1,271,569
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/29	6,465,000	6,142,849
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	8,000,000	8,976,880
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	8,280,000	9,248,843
7.00%, 5/01/41	7,335,000	8,257,670
Refunding, 5.00%, 5/01/22	1,805,000	1,842,183
Refunding, 5.25%, 5/01/31	2,190,000	2,249,809
Refunding, 5.50%, 5/01/42	2,185,000	2,218,671
Village CDD No. 10 Special Assessment Revenue,
5.00%, 5/01/32	6,000,000	5,595,960
5.125%, 5/01/43	9,000,000	8,277,480
Village Center CDD Recreational Revenue, sub. bond,
Series B, 8.25%, 1/01/17	900,000	903,429
Series C, 7.375%, 1/01/19	1,565,000	1,569,820
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,500,000	1,339,260
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	840,000	840,286
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,820,000	1,843,551
		526,497,098
Georgia 3.0%
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,036,035
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	34,179,000
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	31,154,700
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,326,116
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	57,618,000
Series E, 7.00%, 1/01/23	25,000,000	28,642,750
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%, 6/15/40	10,000,000	10,329,300
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,575,000
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,
6.25%, 10/01/18	3,990,000	4,591,852
6.375%, 10/01/28	8,000,000	9,846,240
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	4,462,950
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding, 5.125%, 3/01/37	6,500,000	5,695,625
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,243,450
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,
9/15/25	5,000,000	5,377,100
9/15/27	4,000,000	4,254,640
9/15/28	10,000,000	10,570,900
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,
6.25%, 11/01/33	7,000,000	7,464,590
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,187,890
		238,556,138
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	5,556,115
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,197,275
		13,753,390
Idaho 0.6%
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,748,750
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,595,186

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,500,450
		50,844,386
Illinois 6.9%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,214,000	2,623,974
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	6,106,716
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,410,778
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,033,000
Bureau County Township High School District No. 502 GO, School Building, Series A, Build America Mutual Assurance,
6.625%, 10/01/43	5,250,000	5,779,935
Cary Special Tax, Special Service Area No. 2, Refunding, Radian Insured, 5.00%, 3/01/30	3,025,000	2,817,515
Chicago Board of Education GO, Series A,
5.50%, 12/01/39	6,500,000	6,429,085
5.00%, 12/01/42	40,200,000	35,499,414
Chicago GO,
Project, Series A, 5.25%, 1/01/35	7,000,000	6,579,160
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	20,000,000	19,623,000
Chicago O'Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	16,476,405
General Airport, third lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	14,944,650
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	12,345,708
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	19,906,379
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	10,118,900
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	11,157,630
Chicago Wastewater Transmission Revenue, Project, second lien,
4.00%, 1/01/42	5,000,000	4,032,750
5.00%, 1/01/42	14,805,000	14,327,243
Cook County GO, Refunding,
Series A, 5.25%, 11/15/33	8,720,000	8,698,374
Series C, 5.00%, 11/15/29	34,555,000	34,702,550
Series G, 5.00%, 11/15/28	23,000,000	23,241,270
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,
10/01/39	13,350,000	13,218,503
5/01/40	10,415,000	10,224,718
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,608,064
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,052,530
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,579,170
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	6,977,400
Recovery Zone Facility, Navistar International Corp. Project, 6.50%, 10/15/40	4,500,000	4,561,560
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	16,083,575
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,357,750
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,392,100
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,574,800
Sherman Health Systems, Series A, 5.50%, 8/01/37	17,240,000	17,879,259
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,475,700
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,113,725
Illinois State GO,
5.25%, 7/01/29	15,000,000	15,066,600
5.25%, 7/01/31	5,000,000	5,010,950
5.00%, 3/01/35	1,000,000	966,900
5.00%, 3/01/36	2,000,000	1,919,480
5.00%, 3/01/37	2,000,000	1,904,800
5.50%, 7/01/38	5,000,000	5,003,450
Series A, 5.00%, 4/01/35	10,000,000	9,569,500
Series A, 5.00%, 4/01/36	10,000,000	9,496,400
Series A, 5.00%, 4/01/38	20,000,000	18,556,200
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Series A,
5.50%, 6/15/50	10,475,000	10,594,939
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	7,500,000	9,988,950
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	2,836,000	2,813,199
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage Systems Alternate Revenue
Source, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,374,495
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,575,000	7,587,347

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,461,820
Refunding, 6.00%, 6/01/28	24,650,000	27,044,994
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,307,000	4,345,074
6.625%, 3/01/33	5,097,000	5,169,224
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,084,000	3,487,001
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,245,000	3,747,613
		560,062,226
Indiana 1.9%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%,
8/01/33	8,000,000	7,508,240
2/01/38	7,220,000	6,422,407
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group, 5.25%, 8/01/36	5,000,000	5,040,300
Goshen Revenue, Greencroft Obligated Group, Refunding, 5.75%,
8/15/19	3,000,000	2,995,380
8/15/28	5,000,000	4,594,650
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	9,683,400
Indiana Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana
Obligated Group, 5.50%, 3/01/37	8,000,000	8,257,680
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	11,299,560
Indiana Health Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana Obligated Group,
Pre-Refunded,
6.25%, 3/01/25	5,900,000	6,045,907
6.00%, 3/01/34	12,000,000	12,289,440
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	4,972,250
Community Foundation of Northwest Indiana Obligated Group, 5.00%, 3/01/41	11,000,000	10,587,500
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	12,732,250
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	15,000,000	13,551,900
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,620,000	19,196,463
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,413,000
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.60%, 11/01/16	10,000,000	10,756,300
5.85%, 4/01/19	5,000,000	5,522,600
		155,869,227
Iowa 0.5%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%,
9/01/39	11,000,000	11,323,950
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B,
5.60%, 6/01/34	35,850,000	29,953,751
		41,277,701
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,720,938

Kentucky 0.9%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System Inc., Refunding,
Series A, 6.50%, 3/01/45	18,330,000	19,278,394
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	4,899,050
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine University Inc. Project,
5.625%, 5/01/29	5,555,000	5,727,594
6.125%, 5/01/39	5,000,000	5,204,050
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,925,925
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	9,009,630
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	8,000,000	8,358,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

5.375%, 6/01/40	10,000,000	10,013,500
		76,416,143
Louisiana 3.1%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,043,582
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	41,250,000	44,022,825
Series A, 6.50%, 8/01/29	9,000,000	9,857,070
Series A-2, 6.50%, 11/01/35	8,000,000	8,534,560
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, 6.75%, 7/01/39	10,000,000	10,984,400
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,588,750
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,718,450
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,336,550
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	16,680,015
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	9,770,900
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	9,909,000
New Orleans GO,
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,136,800
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	13,571,394
Refunding, 5.00%, 12/01/24	4,500,000	4,826,520
Refunding, 5.00%, 12/01/25	2,535,000	2,705,124
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	58,075,000	57,410,041
Tobacco Settlement Financing Corp. Revenue, Tobacco Settlement Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	991,080
		248,087,061
Maine 0.2%
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical Center Issue,
6.75%, 7/01/36	4,250,000	4,428,373
7.00%, 7/01/41	10,000,000	10,551,200
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,818,384
		19,797,957
Maryland 0.6%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,283,010
Maryland State Community Development Administration Department of Housing and CDR, Housing, Series A, 5.875%,
7/01/16	515,000	515,474
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility, Refunding, 5.75%,
9/01/25	8,600,000	8,964,554
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,
Series A, 5.00%, 12/01/16	2,500,000	1,450,000
Series A, 5.00%, 12/01/31	10,000,000	5,500,000
Series B, 5.00%, 12/01/16	400,000	232,000
Series B, 5.25%, 12/01/31	2,000,000	1,100,000
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	13,190,244
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,460,290
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,164,528
Washington County Hospital Issue, 6.00%, 1/01/43	6,000,000	6,060,120
		48,920,220
Massachusetts 1.4%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	13,742,250
General Transportation System, Series A, 7.00%, 3/01/21	775,000	973,447
General Transportation System, Series A, ETM, 7.00%, 3/01/21	930,000	1,032,802
Massachusetts State Development Finance Agency Resource Recovery Revenue, Covanta Energy Project, Refunding,
Series C, 5.25%, 11/01/42	16,000,000	14,064,000
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Community Issue, first mortgage, 5.60%, 7/01/19	685,000	685,452
Berkshire Retirement Community Issue, first mortgage, 5.625%, 7/01/29	1,620,000	1,620,016
Curry College Issue, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,960,380
Merrimack College Issue, Refunding, Series A, 5.00%, 7/01/27	1,720,000	1,725,882
Merrimack College Issue, Refunding, Series A, 5.00%, 7/01/32	1,450,000	1,429,251
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,205,023
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	1,912,220

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	3,892,226
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Pre-Refunded,
5.75%, 12/01/42	3,700,000	4,552,813
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K, 5.25%, 7/01/29	10,000,000	10,075,100
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	10,524,672
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	35,000,000	39,147,500
		109,543,034
Michigan 4.2%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	16,471,764
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	22,074,020
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	22,883,767
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	8,884,600
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	2,641,590
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	4,877,300
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	11,125,200
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	18,620,311
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	10,134,740
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,246,551
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,
5.75%, 9/01/17	355,000	354,137
5.00%, 8/15/38	5,250,000	4,337,760
Michigan State Building Authority Revenue, Facilities Program, Refunding,
Series I, 6.00%, 10/15/38	6,000,000	6,541,920
Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,343,451
Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,608,015
Series II-A, 5.375%, 10/15/41	10,000,000	10,280,000
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,600,000	27,908,016
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,216,400
Michigan State Hospital Finance Authority Revenue,
Marquette General Hospital Obligated Group, Series A, Pre-Refunded, 5.00%, 5/15/34	6,000,000	6,406,920
MidMichigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,436,907
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,513,002
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	28,860,000	29,460,288
Michigan State Strategic Fund Limited Obligation Revenue, The Dow Chemical Co. Project,
Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	2,872,688
Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	20,541,826
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	2,500,000	1,936,050
6/01/48	10,000,000	7,602,300
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding,
Series V, 8.25%, 9/01/39	20,000,000	23,922,600
Series W, 6.00%, 8/01/39	33,120,000	34,848,864
		342,090,987
Minnesota 0.5%
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	4,543,300
Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes Inc. Project, Series D, 5.875%, 6/01/35	5,075,000	4,754,920
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,442,100
6.75%, 11/15/32	6,250,000	6,990,562
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Health Services,
Refunding, Series A, 6.375%, 11/15/29	175,000	175,581
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,170,000
		39,076,463
Mississippi 0.7%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	21,009,385
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	20,383,600
6.50%, 9/01/32	10,000,000	11,046,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

5.80%, 5/01/34	7,000,000	7,138,180
		59,577,765
Missouri 0.4%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,522,280
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	7,684,530
6.625%, 7/01/34	3,000,000	3,373,980
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	6,071,730
		28,652,520
Nevada 0.9%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,066,890
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	782,564
Local ID No. 142, Mountain's Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,620,000	1,633,219
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	735,000	674,914
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,360,000	1,964,629
Henderson GO, Refunding, Series A, 4.00%,
6/01/31	5,685,000	5,209,336
6/01/32	6,230,000	5,640,891
6/01/33	5,240,000	4,692,315
6//01/34	5,230,000	4,629,544
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,157,290
Henderson Local ID Special Assessment,
No. T-4(C), Green Valley Properties, Refunding, Series A, 5.90%, 11/01/18-4(C)	3,000,000	3,009,990
No. T-12, Limited Obligation Improvement, Lake Las Vegas NorthShore, Series A, 7.375%, 8/01/18	19,245,000	19,278,871
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16	1,345,000	1,311,805
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.00%, 3/01/18	955,000	909,657
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.00%, 3/01/19	950,000	893,884
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.10%, 3/01/22	1,430,000	1,294,322
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.125%, 3/01/25	1,520,000	1,315,499
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	680,000	689,683
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	705,000	713,044
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,300,000	1,228,084
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,250,450
		72,346,881
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Revenue, Southern New Hampshire University Issue, Refunding,
5.00%, 1/01/42	7,500,000	7,058,250
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue, 7.50%, 7/01/24	12,050,000	11,817,194
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,161,050
		24,036,494
New Jersey 3.0%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,375,500
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.50%, 6/15/31	6,500,000	6,684,340
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	10,000,000	10,296,900
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,164,450
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
4.875%, 9/15/19	19,840,000	19,279,123
5.125%, 9/15/23	19,800,000	19,097,298
5.25%, 9/15/29	37,900,000	35,797,687
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/33	57,680,000	17,858,305
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/34	52,330,000	15,138,546
South Jersey Hospital Issue, 5.00%, 7/01/46	6,000,000	5,803,200
St. Joseph's Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	27,283,799
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A, 6.00%, 12/15/38	35,705,000	39,546,144
Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	23,834,920

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Series B, 5.25%, 6/15/36	10,000,000	10,403,100
		241,563,312
New Mexico 1.8%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	60,895,940
Series C, 5.90%, 6/01/40	18,435,000	19,355,459
Series D, 5.90%, 6/01/40	53,520,000	56,192,254
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-
Refunded,
5.25%, 7/01/30	4,360,000	4,684,471
5.00%, 7/01/35	3,470,000	3,714,635
		144,842,759
New York 4.5%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	13,916,500
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	342,211
1/15/22	649,658	507,779
MTA Revenue, Transportation,
Refunding, Series D, 5.00%, 11/15/38	8,790,000	8,913,587
Refunding, Series D, 5.25%, 11/15/40	10,000,000	10,286,700
Series A, 5.00%, 11/15/41	15,500,000	15,722,890
Series E, 5.00%, 11/15/33	16,750,000	17,320,170
Series E, 5.00%, 11/15/38	20,000,000	20,281,200
Series F, 5.00%, 11/15/30	7,000,000	7,269,500
New York City GO,
Refunding, Series H, 6.25%, 8/01/15	20,000	20,088
Refunding, Series H, 6.125%, 8/01/25	5,000	5,016
Series F, 7.50%, 2/01/21	85,000	85,417
Series G, 7.50%, 2/01/22	10,000	10,047
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	4,680,000	4,508,384
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	34,580,207
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	16,236,450
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,762,569
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Series I, 5.00%, 5/01/38	15,000,000	15,781,200
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project,
Class 3, Refunding, 6.375%, 7/15/49	18,500,000	19,874,920
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	65,000,000	68,292,900
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,
6.125%, 12/01/29	16,000,000	16,091,840
6.25%, 12/01/37	30,000,000	29,815,500
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%, 7/15/37	31,560,000	28,766,625
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines Inc., Eastern Project, La
Guardia, 9.125%, 12/01/15	14,140,000	14,121,052
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Revenue, Series B,
5.00%, 6/01/32	1,675,000	1,616,224
5.25%, 6/01/37	700,000	682,479
Utica IDA Civic Facility Revenue, Utica College Civic Facility,
6.75%, 12/01/21	1,160,000	1,162,332
6.85%, 12/01/31	2,000,000	2,004,080
		363,977,867
North Carolina 0.7%
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	4,443,120
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,386,281
International Paper Co. Projects, Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,265,480
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	15,333,150
Pennybyrn at Maryfield Project, Series A, 5.75%, 10/01/23	3,625,000	3,505,955
Pennybyrn at Maryfield Project, Series A, 6.00%, 10/01/23	2,500,000	2,463,350
Pennybyrn at Maryfield Project, Series A, 5.65%, 10/01/25	2,000,000	1,861,020
Pennybyrn at Maryfield Project, Series A, 6.125%, 10/01/35	21,750,000	19,746,825

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
North Carolina Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes Project,
first mortgage, Refunding, Series C,
5.25%, 10/01/24	920,000	925,170
5.50%, 10/01/32	1,600,000	1,594,288
		55,524,639
Ohio 2.4%
American Municipal Power-Ohio Inc. Revenue,
Fremont Energy Center Project, Series B, 5.00%, 2/15/37	20,000,000	20,145,600
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,285,000	22,645,794
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	12,851,000
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	12,064,650
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	17,935,875
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	5,000,000	3,773,850
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	10,090,900
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,
7/01/37	5,000,000	5,234,150
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%, 6/15/43	10,000,000	9,246,500
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,
6.50%, 1/01/41	4,970,000	5,332,959
6.625%, 1/01/46	2,500,000	2,662,875
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,860,000	6,191,031
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and Improvement, 5.25%, 5/15/26	2,750,000	2,810,638
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%,
12/01/40	15,000,000	15,597,900
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	21,294,000
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,658,410
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System Obligated Group Project, Refunding and
Improvement, 6.00%, 12/01/42	12,000,000	11,631,720
		197,167,852
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village Community Project,
Refunding, 5.75%, 1/01/37	5,000,000	4,650,350
Tulsa Industrial Authority Revenue, The University of Tulsa, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,723,470
		10,373,820
Oregon 0.2%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,366,050
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,
5.00%, 5/15/22	1,000,000	991,820
5.75%, 5/15/27	1,000,000	1,007,940
5.625%, 5/15/32	1,000,000	990,350
6.00%, 5/15/42	3,100,000	3,095,660
6.00%, 5/15/47	2,000,000	1,982,800
		13,434,620
Pennsylvania 1.4%
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,
6.75%, 11/01/31	1,215,000	1,272,409
7.00%, 11/01/40	2,000,000	2,093,600
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	12,074,160
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	17,525,000	17,530,257
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	1,001,360
6.50%, 7/01/40	3,000,000	3,001,680
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	15,029,400
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	4,895,550
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 11/30/28, 5.75% thereafter,
12/01/37	20,000,000	8,476,200
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 12/01/28, 5.875% thereafter,
12/01/40	25,075,000	10,440,729
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	20,917,400

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University Health System Obligated
Group,
Refunding, Series B, 5.50%, 7/01/26	10,000,000	8,896,700
Series A, 5.625%, 7/01/42	10,000,000	8,122,200
		113,751,645
Rhode Island 0.2%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Care New England Issue, Refunding, Series A, 6.00%, 9/01/33	7,320,000	7,340,569
Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,300
Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	8,969,242
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,251,900
		17,967,011
South Carolina 1.3%
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, Pre-
Refunded, 5.25%, 12/01/29	16,500,000	17,320,050
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, Pre-Refunded,
5.00%, 12/01/26	15,015,000	15,724,008
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project, Radian
Insured, 5.00%, 12/01/26	7,540,000	7,686,653
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of Williamsburg County
Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,009,360
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, 6.50%, 4/01/42	10,000,000	10,957,000
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	53,612,478
		107,309,549
Tennessee 0.9%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Capital
Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	9,345,162
7/01/28	19,400,000	8,723,016
7/01/29	19,365,000	8,106,382
7/01/30	19,370,000	7,472,365
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and
Improvement, Series A, zero cpn.,
1/01/37	12,760,000	3,232,491
1/01/39	13,755,000	3,101,065
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/36	23,475,000	22,989,772
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,435,050
7/01/24	3,500,000	3,750,600
		72,155,903
Texas 8.4%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	15,693,457
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph
Regional Health Center, 5.50%, 1/01/38	5,250,000	5,274,990
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%,
4/01/45	10,000,000	10,580,600
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	796,920
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	576,500
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	518,013
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	511,800
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,525,193
senior lien, Refunding, 5.75%, 1/01/31	2,500,000	2,596,900
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	8,084,530
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	24,981,116
Dallas/Fort Worth International Airport Revenue, Joint Improvement,
Series A, 5.00%, 11/01/42	12,000,000	12,013,320
Series A, 5.00%, 11/01/45	50,000,000	49,682,000
Series B, 5.00%, 11/01/44	11,385,000	11,331,149
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	16,854,750
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Revenue, sub. lien, 4.00%, 3/01/46	8,000,000	6,722,320

	Franklin Tax-Free Trust

	Statement of Investments, November 30, 2013 (unaudited) (continued)
	Grand Parkway Transportation Corp. System Toll Revenue,
	First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	2,792,174
	Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	5,829,800
	[a]Harris County Cultural Education Facilities Finance Corp. Revenue, first mortgage, Brazos Presbyterian Homes Inc. Project,
	Series B, 7.00%,
	1/01/43	3,000,000	3,021,780
	1/01/48	5,250,000	5,242,808
	Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
	Refunded, 7.25%, 12/01/35	13,500,000	17,392,725
	Houston Airport System Revenue, Special Facilities, Continental Airlines Inc. Terminal E Project, Series E, 6.75%,
	7/01/21	35,095,000	35,007,964
	7/01/29	36,520,000	36,429,430
	Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Refunding and Improvement,
	6.25%, 2/15/37	5,000,000	5,088,000
	Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%,
	11/01/29	10,000,000	11,008,400
	Matagorda County Navigation District No. 1 Revenue, CenterPoint Energy Houston Electric LLC Project, Refunding, 5.60%,
	3/01/27	12,000,000	12,147,480
	New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministers Project, 6.50%,
	1/01/43	4,350,000	4,403,157
	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Stephenville LLC, Tarleton State
	University Project, Series A, 6.00%, 4/01/45	3,000,000	2,881,260
	North Texas Tollway Authority Revenue,
	Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter,
	1/01/43	25,000,000	26,706,000
	Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,868,025
	Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	18,069,250
	Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	6,511,400
	System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,050,920
	System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,810,000
	System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	31,222,200
	System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,106,500
	System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,266,336
	System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,193,550
	System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	20,822,400
	Red River Health Facilities Development Corp. First Mortgage Revenue,
	Eden Home Project, 7.25%, 12/15/42	11,000,000	10,551,090
	Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,433,775
	Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	1,767,080
	San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
	Expansion Project, 4.00%,
	9/15/33	13,910,000	12,991,523
	9/15/35	4,365,000	3,959,710
	9/15/42	41,000,000	35,012,770
	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System, Refunding, 5.00%,
	11/15/40	15,225,000	15,260,017
	Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,
	12/15/30	25,000,000	24,494,500
	12/15/31	24,500,000	23,846,830
	12/15/32	25,150,000	24,369,092
	Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	15,537,157
	Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	7,000,000	6,845,440
	Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	16,731,570
	Tyler Health Facilities Development Corp. Hospital Revenue,
	East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.375%,
	11/01/37	8,000,000	7,543,040
	Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,377,025
	Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	9,615,820
			680,951,556
	Virginia 0.9%
	Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	17,763,053
	Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates Project, Refunding, 6.00%, 4/01/33	9,500,000	9,522,325
	Tobacco Settlement FICO Revenue,
Asset	-Backed, Pre-Refunded, 5.50%, 6/01/26	1,690,000	1,778,387
	Capital Appreciation, Second Subordinate, Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,083,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC Project, senior lien,
6.00%, 1/01/37	8,000,000	8,259,120
5.50%, 1/01/42	35,790,000	35,036,978
		73,442,863
Washington 2.5%
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	7,852,917
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	12,670,793
6/01/39	16,250,000	17,081,188
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	2,890,944
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	15,535,000	18,072,332
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	2,006,340
12/01/35	5,355,000	5,335,133
Snohomish County Public Hospital District No. 3 GO, Cascade Valley Hospital and Clinics, AMBAC Insured, 5.00%,
12/01/31	10,000,000	10,111,600
Washington State GO,
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/36	9,040,000	8,321,862
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	17,323,305
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	17,757,602
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 7.00%, 7/01/39	8,500,000	9,261,770
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,946,625
Kadlec Medical Center, 5.00%, 12/01/42	3,000,000	2,601,120
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	3,999,960
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	19,515,521
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	341,801
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,502,800
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,279,759
		198,873,372
West Virginia 0.5%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,084,424
Kanawha County Commission Student Housing Revenue, West Virginia University Foundation Project, 6.75%, 7/01/45	6,650,000	6,597,997
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	23,354,448
		44,036,869
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	16,575,900
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	4,734,000
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,067,250
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,671,234
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,205,200
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%,
12/01/40	6,755,000	6,964,270
		48,217,854
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	5,924,985
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,242,775
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	615,222
6.50%, 7/01/43	1,600,000	1,640,208
Wyoming Municipal Power Agency Power Supply System Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,442,678
5.50%, 1/01/33	2,360,000	2,503,653
5.50%, 1/01/38	2,810,000	2,964,803
5.375%, 1/01/42	2,750,000	2,881,312
		24,215,636
U.S. Territories 8.4%
Guam 1.2%
Guam Government Department of Education COP, John F. Kennedy High School Project, Series A,
6.625%, 12/01/30	5,065,000	5,105,722

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
6.875%, 12/01/40	4,000,000	4,058,560
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	6,804,793
Refunding, Series A, 5.25%, 11/15/37	37,000,000	33,194,180
Series A, 6.00%, 11/15/19	8,000,000	8,386,000
Series A, 6.75%, 11/15/29	10,000,000	10,441,100
Series A, 7.00%, 11/15/39	15,000,000	15,694,650
Guam Government Waterworks Authority Water and Wastewater System Revenue,
6.00%, 7/01/25	4,000,000	4,045,200
5.875%, 7/01/35	8,000,000	8,057,440
5.625%, 7/01/40	4,000,000	3,991,600
		99,779,245
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	6,520,000	6,200,781

Puerto Rico 6.4%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
5.50%, 5/15/39	11,500,000	10,142,425
5.625%, 5/15/43	4,000,000	3,330,600
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
Refunding, Series A, 5.75%, 7/01/37	18,765,000	13,799,218
Series A, 6.00%, 7/01/38	9,755,000	7,046,914
Series A, 6.00%, 7/01/44	12,420,000	9,125,098
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/26	24,450,000	18,429,676
5.75%, 7/01/28	32,125,000	24,952,451
5.50%, 7/01/39	33,000,000	23,822,700
5.75%, 7/01/41	15,000,000	10,929,900
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, NATL Insured, 5.50%, 7/01/28	10,000,000	8,893,800
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC
Insured, 5.25%, 7/01/39	7,500,000	5,040,900
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured,
5.50%, 7/01/26	4,950,000	4,227,696
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	18,365,076
Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/32	8,500,000	6,890,780
Series A, 7.25%, 7/01/30	25,000,000	21,728,750
Series A, 6.75%, 7/01/36	11,000,000	9,023,630
Series A, 7.00%, 7/01/43	5,000,000	4,248,800
Series WW, 5.50%, 7/01/38	16,355,000	11,479,575
Series XX, 5.75%, 7/01/36	8,620,000	6,344,320
Series XX, 5.25%, 7/01/40	59,030,000	41,257,838
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	10,514,051
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series U, 5.25%, 7/01/42	22,500,000	15,642,675
Series S, 6.00%, 7/01/41	15,000,000	11,257,950
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	93,125,000	64,049,512
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Refunding, Series C, zero cpn., 8/01/39	18,130,000	2,311,756
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	768,000
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/35	4,930,000	873,892
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	39,181,310
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	20,231,585
Capital Appreciation, Series A, zero cpn., 8/01/33	12,150,000	2,526,836
Capital Appreciation, Series A, zero cpn., 8/01/36	17,800,000	2,887,694
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	40,000,000	7,236,400
first subordinate, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/43	10,000,000	6,996,500
first subordinate, Series A, 5.50%, 8/01/42	61,560,000	46,721,578
first subordinate, Series A, 6.50%, 8/01/44	7,000,000	6,030,290
first subordinate, Series C, 5.50%, 8/01/40	25,000,000	19,408,250
		515,718,426
U.S. Virgin Islands 0.7%
Virgin Islands PFAR,
Matching Fund Loan Note, Series A, 5.00%, 10/01/32	7,000,000	6,775,580

Franklin Tax-Free Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	584,437
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,567,650
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,100,012
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,691,300
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	19,813,824
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%, 10/01/29	5,750,000	5,765,928
		55,298,731
Total U.S. Territories		676,997,183
Total Municipal Bonds before Short Term Investments (Cost $7,976,036,145)		8,059,121,300
Short Term Investments 0.2%
Municipal Bonds 0.2%
Connecticut 0.0%†
[e]Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Series C, Sub Series C-2, Daily VRDN
and Put, 0.06%, 11/15/36	1,300,000	1,300,000
New York 0.2%
[e]Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put, 0.05%, 12/01/37	10,000,000	10,000,000
Oregon 0.0%†
[e]Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, Daily VRDN and Put,
0.05%, 12/01/15	900,000	900,000
Texas 0.0%†
[e]Texas Water Development Board Revenue, State Revolving Fund, sub. lien, Refunding, Series A, Daily VRDN and Put,
0.05%, 7/15/19	1,000,000	1,000,000
Total Short Term Investments (Cost $13,200,000)		13,200,000
Total Investments (Cost $7,989,236,145) 99.9%		8,072,321,300
Other Assets, less Liabilities 0.1%		11,477,053
Net Assets 100.0%		$8,083,798,353

† Rounds to less than 0.1% of net assets.
a Security purchased on a when-issued basis.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2013, the aggregate value of these securities was $24,594,984, representing 0.30% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.
d The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

1915 Act	-	Improvement Bond Act of 1915
ACA	-	American Capital Access Holdings Inc.
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CDR	-	Community Development Revenue
CFD	-	Community Facilities District
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
MAC	-	Municipal Assistance Corp.
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.8%
Alabama 4.2%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$21,290,400
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,170,550
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,636,453
8/01/37	5,000,000	5,197,550
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,870,867
10/01/25	6,065,000	6,019,452
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,128,476
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	9,236,955
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	3,665,000	3,916,309
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,071,683
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,234,794
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,483,174
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,458,100
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	4,889,500
		98,604,263
Alaska 0.5%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,017
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,256,300
		11,261,317
Arizona 2.6%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,179,660
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,659,300
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,207,100
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,470,240
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,456,063
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	330,408
Pima County Sewer System Revenue, Obligations, Assured Guaranty, 5.00%, 7/01/25	7,000,000	7,745,990
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,493,080
		60,541,841
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	5,230,000	5,328,010
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%,
11/01/36	3,205,000	3,336,726
		8,664,736
California 9.4%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	2,475,000	2,479,158
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,035
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	33,955,500
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	20,963,654
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	13,764,631
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	22,003,380
Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,596,950
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,201,500
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	10,000,000	10,575,400
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	24,693,452
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	34,360,308
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,269,400
Oakland RDA Tax Allocation, Central District Redevelopment Project, Refunding, AMBAC Insured, 5.50%, 2/01/14	45,000	45,316

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%,
8/01/29	13,315,000	13,874,097
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,604,640
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,385,000
Val Verde USD, COP, School Construction Project,
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,645,644
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	861,607
Westlands Water District Revenue, Refunding, Series A, AGMC Insured, 5.00%,
9/01/25	1,000,000	1,109,690
9/01/26	1,720,000	1,888,302
9/01/27	1,905,000	2,070,621
9/01/28	1,000,000	1,074,630
		220,442,915
Colorado 2.8%
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured,
5.00%, 3/01/37	1,350,000	1,384,803
Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,866,969
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	19,971,400
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,175,100
Denver City and County Airport System Revenue, Series C, NATL Insured, ETM, 6.125%,
11/15/25	4,410,000	4,422,789
11/15/25	3,590,000	4,511,840
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	14,686,500
		65,019,401
Connecticut 0.2%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured
Guaranty, 6.00%, 7/01/38	5,000,000	5,313,150

District of Columbia 0.8%
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	19,075,000	19,498,847

Florida 6.3%
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	12,794,789
8/01/37	13,000,000	13,216,190
Broward County HFAR,
5.65%, 11/01/22	405,000	405,288
5.70%, 11/01/29	225,000	225,088
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,086,820
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,032,500
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	115,000	115,403
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured,
Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,033,420
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,890,794
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,153,450
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	9,692,600
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,600,560
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,043,520
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, AGMC Insured, 5.00%,
10/01/33	7,115,000	7,339,905
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,171,953
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,752,331
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	520,000	522,023
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,126,176
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,588,210
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,486,280
4/01/37	11,000,000	10,879,770
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,390,328
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,702,303
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%,
11/15/42	3,800,000	3,873,302
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,002,640

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,571,066
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,532,200
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,071,680
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,658,464
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL RE, FGIC Insured, 5.00%,
5/01/25	5,000,000	5,345,000
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	7,000,000	7,260,330
Pasco County Guaranteed Entitlement Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	850,000	850,000
Refunding, AGMC Insured, 5.00%, 12/01/33	1,335,000	1,335,000
Pembroke Pines Public Improvement Revenue,
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,022,140
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,019,540
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,366
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,105,740
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,021,820
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,856,702
Port St. Lucie Utility System Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,512,452
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	275,904
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,001,427
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,244,869
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/27	1,000,000	1,002,690
10/01/30	1,485,000	1,476,550
		146,900,583
Georgia 5.0%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	6,016,700
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,398,286
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,046,800
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	23,803,850
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	545,000	571,492
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four,
Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,535,414
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,040
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	6,683,167
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	11,088,610
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A,
Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,311,235
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,516,350
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,590,200
		115,577,144
Illinois 8.6%
Chicago Board of Education GO,
Dedicated Revenues, Series A, AGMC Insured, 5.00%, 12/01/42	20,000,000	19,462,800
Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	12,618,635
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	28,944,519
1/01/29	13,345,000	12,905,549
1/01/30	6,200,000	5,980,644
Chicago O'Hare International Airport Revenue,
General, third lien, Series C, AGMC Insured, 5.25%, 1/01/35	26,635,000	27,076,608
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	25,550,333
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,057,480
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	8,650,195
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,037,360
AGMC Insured, 5.00%, 3/01/27	11,500,000	11,506,785
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,403,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Project, Refunding, Series B, 5.00%, 12/15/28	15,000,000	15,885,750
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	265,000	299,413
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC
Insured, 5.00%, 1/01/41	7,000,000	7,043,260
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%,
1/01/28	7,135,000	7,251,301
		201,673,632
Indiana 0.5%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated
Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	3,779,138
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%,
1/01/38	8,650,000	9,094,264
		12,873,402
Kentucky 0.4%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/37	10,000,000	10,060,200

Louisiana 2.7%
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured
Guaranty,
5.00%, 10/01/25	5,500,000	5,775,055
5.50%, 10/01/41	15,000,000	15,349,650
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,868,250
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	8,762,812
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Refunding, AGMC Insured, 5.00%, 6/01/24	5,250,000	5,683,755
Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	23,832,690
		62,272,212
Maine 1.0%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	13,780,000	14,272,497
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,107,040
5.00%, 1/01/40	6,000,000	6,119,340
		23,498,877
Maryland 1.2%
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32	10,000,000	8,903,400
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,000,000	11,018,260
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,099,360
University of Maryland Medical System Issue, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	190,000	224,508
		29,245,528
Massachusetts 2.4%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, NATL Insured, 5.00%,
9/01/47	25,050,000	25,337,574
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	855,855
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	21,698,228
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,005,040
Simmons College Issue, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,260,809
		55,157,506
Michigan 7.2%
Birmingham City School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	8,135,000	8,493,021
Detroit GO, Unlimited Tax, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	10,774,716
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	13,207,950
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,618,276
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	6,353,880
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	10,000,000	9,343,400

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,238,450
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	6,321,357
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	9,226,654
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	15,000,000	15,589,200
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	28,467,354
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	9,852,000
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,003,250
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	28,127,500
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding,
Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	307,573
		166,924,581
Minnesota 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured,
5.00%, 1/01/35	15,000,000	15,345,150
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Hospital and Healthcare
Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,446
		15,525,596
Mississippi 0.5%
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%,
3/01/36	10,915,000	10,727,153

Missouri 0.9%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross
County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,182,880
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B,
AGMC Insured, 5.50%, 11/15/35	15,000,000	15,732,750
		21,915,630
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,325,000	2,883,767

Nevada 1.3%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	294,893
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,143,700
Assured Guaranty, 5.25%, 7/01/39	20,000,000	20,638,600
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,009,450
		31,086,643
New Hampshire 0.3%
Manchester GARB, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,201,240

New Jersey 2.1%
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	1,770,000	1,775,788
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,479,498
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,378,562
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,005,800
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	9,620,000	10,654,920
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,645,860
New Jersey State Turnpike Authority Turnpike Revenue, Series C, AMBAC Insured,
6.50%, 1/01/16	35,000	39,213
ETM, 6.50%, 1/01/16	20,000	22,518
ETM, 6.50%, 1/01/16	15,000	16,872
Pre-Refunded, 6.50%, 1/01/16	130,000	135,586
		48,154,617
New York 6.8%
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	16,682,420
MTA Revenue,
Refunding, Series D, AGMC Insured, 5.00%, 11/15/29	15,000,000	15,898,500

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	20,415,400
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series AA, 5.00%, 6/15/44	21,550,000	22,162,236
Series GG, 5.00%, 6/15/43	25,000,000	25,710,250
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%,
7/15/37	25,000,000	26,377,500
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series D, 5.00%,
2/15/37	7,000,000	7,290,850
2/15/42	12,900,000	13,346,211
New York State Thruway Authority Personal Income Tax Revenue, Transportation, Refunding, Series A, 5.00%, 3/15/32	7,720,000	8,226,046
Triborough Bridge and Tunnel Authority Revenues, sub. bond, Refunding, Series E, NATL Insured, 5.00%, 11/15/32	2,030,000	2,033,816
		158,143,229
North Carolina 0.4%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,321,514

North Dakota 1.4%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	32,075,501

Ohio 3.4%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/27	4,190,000	4,399,835
1/01/28	9,500,000	9,890,070
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	22,530,825
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, Pre-
Refunded, 5.00%, 12/01/31	4,085,000	4,370,542
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured
Guaranty, 5.25%, 11/15/40	15,000,000	14,978,100
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC Insured, 5.00%,
1/15/41	7,000,000	6,979,000
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-
Refunded, 5.25%, 12/01/32	11,450,000	11,736,937
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,097,320
		78,982,629
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	330,930

Oregon 0.2%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	4,927,400

Pennsylvania 5.8%
Allegheny County GO, Series C-70, AGMC Insured, 5.00%, 12/01/37	10,000,000	10,057,500
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,
6/01/25	3,540,000	3,850,777
6/01/26	5,930,000	6,404,874
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/33	5,500,000	5,773,240
12/01/37	10,520,000	10,876,944
12/01/41	5,110,000	5,252,262
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty, Pre-
Refunded,
5.875%, 11/15/29	1,000,000	1,053,680
6.125%, 11/15/39	3,000,000	3,168,120
6.25%, 11/15/44	2,500,000	2,643,050
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	15,507,000
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,127,475
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	607,790
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	5,945,820
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, 6.00%, 12/01/41	10,000,000	10,593,300
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	10,886,600
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,076,300
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,002,200
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,094,500

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	25,000	26,315
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured
Guaranty, 5.375%, 7/01/35	15,000,000	15,361,950
		136,309,697
Rhode Island 1.6%
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%,
9/01/22	7,785,000	7,788,348
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%,
7/01/31	5,720,000	5,755,464
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, Board of Governors for Higher
Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, 5.00%,
9/15/30	7,535,000	7,887,035
9/15/35	4,500,000	4,627,260
9/15/40	10,270,000	10,458,352
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group Issue,
Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,074
		36,616,533
South Carolina 2.1%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	244,290
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM,
7.125%, 7/01/17	1,025,000	1,125,132
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	18,226,488
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	19,841,800
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,126,960
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,076,830
		48,641,500
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	3,935,000	3,937,558
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,205,000	1,301,930
		5,239,488
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement,
NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,760
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	390,000	390,776
		8,895,536
Texas 6.9%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	5,005,000	5,405,650
Denton County GO, Permanent Improvement, Refunding, 5.00%,
7/15/30	10,000,000	10,890,800
7/15/31	10,000,000	10,835,400
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,402,623
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	21,206,007
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,004,460
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,032,200
North Harris County Regional Water Authority Revenue, senior lien, Refunding, Build America Mutual Assurance, 5.00%,
12/15/32	5,000,000	5,183,750
Palestine ISD, GO, Anderson County, Unlimited Tax School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	13,403,341
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	11,881,415
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and Improvement,
AGMC Insured, 5.375%, 7/01/40	5,000,000	5,237,750
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, Build America Mutual Assurance,
5.00%, 11/01/33	6,300,000	6,291,810
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL
Insured, ETM, 6.00%, 9/01/24	3,250,000	3,942,705
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
AGMC Insured, 5.00%, 8/15/41	23,500,000	23,563,920
Build America Mutual Assurance, 5.00%, 8/15/41	9,665,000	9,704,916
		159,986,747
Utah 0.0%†
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	27,962

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Virginia 0.5%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,102,160
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,561,773
		11,663,933
Washington 1.5%
King County Sewer Revenue, Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,151,950
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	3,375,000	3,595,928
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,597,125
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,106,820
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	5,425,000	5,440,949
		34,892,772
West Virginia 0.5%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,599,409
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series A-II,
NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,133,400
		12,732,809
Wisconsin 1.1%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%,
8/01/21	3,000,000	3,637,170
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	21,947,600
		25,584,770
U.S. Territories 3.9%
Puerto Rico 2.9%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%,
7/01/47	10,000,000	7,983,200
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC
Insured, 5.25%,
7/01/32	5,000,000	4,439,700
7/01/36	8,870,000	7,688,161
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	8,398,200
First Subordinate, Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	16,968,600
Refunding, Senior Series C, 5.00%, 8/01/46	20,890,000	16,710,956
Senior Series C, 5.25%, 8/01/40	7,000,000	5,874,400
		68,063,217
U.S. Virgin Islands 1.0%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	23,051,060

Total U.S. Territories		91,114,277
Total Municipal Bonds (Cost $2,288,111,447) 98.8%		2,304,512,008

Other Assets, less Liabilities 1.2%		27,960,236
Net Assets 100.0%		$2,332,472,244

ABBREVIATIONS

Selected Portfolio

ABAG	-	The Association of Bay Area Governments
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CIFG	-	CDC IXIS Financial Guaranty

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MFMR	-	Multi-Family Mortgage Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%
Kentucky 91.4%
Bellevue GO, Harbor Greene Project, XLCA Insured, Pre-Refunded, 5.00%, 2/01/34	$1,065,000	$1,073,083
Boone County PCR, Collateralized, Dayton Power and Light Co. Project, Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	3,000,000	2,948,370
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,311,350
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,538,100
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37	2,500,000	2,598,850
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	2,957,434
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,058,860
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,144,360
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL
Insured, 6.10%, 1/01/24	270,000	270,327
Jefferson County School District Finance Corp. School Building Revenue,
Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,573,907
Series D, 3.00%, 10/01/27	1,760,000	1,548,518
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%,
11/01/29	1,000,000	1,025,560
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, 5.25%,
8/15/46	5,000,000	5,059,550
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Sub
Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,011,680
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,906,722
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,
Series A, 5.00%, 2/01/26	485,000	485,480
Series I, 5.00%, 2/01/34	1,010,000	1,017,848
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments Project, GNMA
Secured,
5.00%, 4/20/40	2,280,000	2,289,758
5.25%, 4/20/45	1,850,000	1,877,917
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	1,992,520
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Series A, 5.00%,
2/01/28	2,000,000	2,208,240
2/01/31	4,190,000	4,527,463
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	5,000,000	5,205,400
9/01/37	3,250,000	3,269,565
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,513,600
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,090,690
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,084,310
Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,661,925
Series A, 5.00%, 7/01/32	4,000,000	4,243,080
Lexington-Fayette Urban County Airport Board Revenue, General Airport, Refunding,
Series A, 5.00%, 7/01/27	2,000,000	2,159,100
Series B, 5.00%, 7/01/29	1,185,000	1,272,050
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project,
Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,128,190
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Series A, AMBAC
Insured, 5.00%, 5/15/36	1,000,000	1,033,680
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	3,061,770
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,567,850
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,421,900
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the Americas, Regional
Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,495,950
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A, 5.375%, 12/01/39	1,995,000	2,146,460
Louisville/Jefferson County Metro Government Student Housing Industrial Building Revenue, University of Louisville, Phase
III Project, Series A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,813,203
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project,
5.125%, 8/01/37	3,000,000	2,751,720
6.375%, 8/01/40	2,500,000	2,579,625

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Oldham County School District Finance Corp. School Building Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/01/24	5,680,000	5,792,407
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,089,500
Series A, 5.375%, 6/01/40	2,000,000	2,002,700
Series B, 5.625%, 9/01/39	2,000,000	2,031,640
Owensboro GO,
Public Project, 5.00%, 4/01/41	5,440,000	5,614,624
Series A, 5.00%, 5/01/25	1,200,000	1,355,520
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	6,822,270
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,143,151
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,551,840
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,117,960
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	5,000,000	5,252,800
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,279,050
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,711,900
University of Louisville Revenue, General Receipts, Series A, 5.00%,
9/01/27	2,110,000	2,304,943
9/01/28	2,220,000	2,404,837
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,750,000	1,798,913
Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	1,040,230
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,731,649
		160,971,899
U.S. Territories 6.7%
Puerto Rico 6.7%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	1,375,000	1,286,065
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.125%, 7/01/31	3,125,000	2,294,094
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series K, 5.00%, 7/01/27	3,000,000	2,182,890
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,180,520
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,881,650
		11,825,219
Total Municipal Bonds (Cost $172,541,628) 98.1%		172,797,118

Other Assets, less Liabilities 1.9%		3,338,313
Net Assets 100.0%		$176,135,431

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.4%
Louisiana 87.9%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,877,135
8/01/27	1,790,000	1,951,870
8/01/28	1,875,000	2,030,119
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	10,126,900
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,366,650
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy
Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,065,293
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,461,710
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21	1,000,000	1,002,350
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	500,000	502,360
Series A-2, GNMA Secured, 5.10%, 10/01/40	345,000	348,650
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, Pre-Refunded, 5.00%, 5/01/25	3,325,000	3,546,877
East Baton Rouge Parish Sales Tax Revenue,
Public Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/24	2,000,000	2,109,800
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,102,020
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,875,831
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,
2/01/34	2,500,000	2,659,800
2/01/39	8,250,000	8,690,550
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/15/19	5,000,000	5,401,950
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A,
6.00%, 1/01/39	3,105,000	3,254,071
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29	3,060,000	3,068,170
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29	2,925,000	2,961,650
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	5,320,000	5,389,107
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	8,927,601
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,427,200
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	1,900,025
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,495,850
Lafayette Public Trust Financing Authority Revenue,
Ragin' Cajun Facilities Inc. Housing and Parking Project, Assured Guaranty, 5.25%, 10/01/30	4,000,000	4,129,280
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	793,583
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,844,570
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,398,893
Ragin' Cajun Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 10/01/27	1,000,000	1,050,900
Lafayette Utilities Revenue,
5.00%, 11/01/33	5,000,000	5,311,450
NATL Insured, Pre-Refunded, 5.00%, 11/01/28	5,000,000	5,217,700
Louisiana HFA, SFMR, Home Ownership Program,
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32	45,000	45,000
Series A, GNMA Secured, 5.50%, 6/01/40	2,840,000	2,865,759
Series B, GNMA Secured, 6.125%, 12/01/33	600,000	629,310
Louisiana Local Government Environmental Facilities and CDA Revenue,
Ascension Parish Library Projects, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,066,100
Bossier Parish Public Improvement Projects, 5.00%, 3/01/38	3,320,000	3,315,120
Bossier Parish Public Improvement Projects, 5.00%, 3/01/42	905,000	892,801
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,303,300
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,865,388
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,545,116
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,121,376
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,067,009
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,117,820
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	3,000,000	3,209,010
Livingston Parish Road Project, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,678,166
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,799,856
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,075,900
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,866,070
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,671,925

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Southeastern Louisiana Student Housing, University Facilities Inc. Project, Series A, NATL Insured, Pre-Refunded, 5.00%,
8/01/27	3,000,000	3,095,700
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, 5.00%, 7/01/42	7,500,000	7,343,325
Franciscan Missionaries of Our Lady Health System Project, Series A, 6.75%, 7/01/39	3,500,000	3,844,540
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,026,500
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,435,000	3,376,742
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,127,620
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,300,150
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,617,600
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,128,500
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,097,350
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,044,750
MFHR, One Lakeshore Place Apartments Project, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,155,000	1,155,000
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,380,650
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	4,902,050
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,037,481
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,132,025
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	5,630,468
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,274,050
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,674,450
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,209,300
Series A, AGMC Insured, 5.00%, 5/01/31	13,000,000	13,692,380
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,453,479
Louisiana State GO, Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/15/24	3,475,000	3,882,478
7/15/25	1,765,000	1,971,964
Louisiana State Highway Improvement Revenue, Series A, 5.00%,
6/15/30	2,860,000	3,077,703
6/15/33	2,000,000	2,118,120
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	4,671,360
Louisiana State University and Agricultural and Mechanical College Revenue, Board of Supervisors, Auxiliary,
5.00%, 7/01/37	4,000,000	4,097,720
NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,106,050
Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,095,150
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,230,580
New Orleans GO,
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,001,480
Public Improvement, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/29	1,485,000	1,558,805
Radian Insured, 5.125%, 12/01/30	10,055,000	10,293,303
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	548,520
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	4,834,350
Shreveport GO, 5.00%,
8/01/25	4,690,000	5,106,191
8/01/29	4,790,000	5,048,085
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	4,942,750
St. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	2,777,545
5.00%, 8/01/44	3,290,000	3,323,163
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,340,583
		350,994,951
U.S. Territories 9.5%
Puerto Rico 8.6%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	4,487,900
Series A, 5.00%, 7/01/33	615,000	448,944
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series L, NATL
Insured, 5.25%, 7/01/35	10,000,000	7,889,000
Puerto Rico Electric Power Authority Power Revenue,
Series CCC, 5.25%, 7/01/27	5,000,000	3,682,700
Series WW, 5.25%, 7/01/33	6,450,000	4,570,857

Franklin Tax-Free Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
6.375%, 8/01/39	10,000,000	8,654,700
5.50%, 8/01/42	6,000,000	4,553,760
		34,287,861
U.S. Virgin Islands 0.9%
Virgin Islands PFAR, Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,540,110
Total U.S. Territories		37,827,971
Total Municipal Bonds (Cost $386,833,516)		388,822,922
Other Assets, less Liabilities 2.6%		10,349,186
Net Assets 100.0%		$399,172,108

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MBS	-	Mortgage-Backed Security
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.3%
Maryland 89.6%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,390,925
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/27	4,050,000	4,550,580
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,410,228
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,266,523
Refunding, 4.625%, 3/01/32	2,000,000	2,004,100
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28	1,995,000	2,202,480
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%,
10/15/24	2,000,000	2,299,160
10/15/28	500,000	554,700
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	15,095,000	13,438,022
Baltimore County GO,
Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,362,550
Public Improvement, Refunding, 5.00%, 2/01/29	9,045,000	10,007,026
Baltimore Project Revenue,
sub. bond, Water Projects, Series A, 5.375%, 7/01/34	750,000	803,760
sub. bond, Water Projects, Series A, 5.75%, 7/01/39	1,250,000	1,358,300
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,166,550
[a] Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	9,384,269
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	14,735,537
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,129,200
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	1,934,384
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,203,534
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31	2,855,000	3,019,419
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32	2,120,000	2,210,715
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,740,000	11,759,488
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,008,333
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,213,950
[a]Baltimore Revenue, Water Project, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,254,350
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	4,521,400
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,285,019
Howard County Housing Commission Revenue, Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	10,084,300
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30	3,935,000	4,234,257
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,349,244
Series C, 5.375%, 9/01/39	1,330,000	1,352,397
Maryland State Community Development Administration Local Government Infrastructure Revenue, Subordinate Obligations,
Refunding,
Series B-1, 3.125%, 6/01/32	3,415,000	2,906,131
Series B-2, 3.125%, 6/01/32	2,060,000	1,739,011
Maryland State EDC Lease Revenue, Public Health Laboratory, 4.00%, 6/01/23	4,120,000	4,423,191
Maryland State EDC Student Housing Revenue,
5.00%, 7/01/27	1,500,000	1,532,460
5.00%, 7/01/33	2,495,000	2,428,084
Morgan University Project, Refunding, 5.00%, 7/01/27	4,750,000	4,590,827
Salisbury University Project, Refunding, 5.00%, 6/01/34	1,050,000	1,008,368
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	4,758,050
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	1,921,068
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,158,488
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,039,689
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,374,826
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,580,875
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,046,500
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,477,005
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,720,800
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/29	2,000,000	2,322,160
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	2,000,000	2,306,860
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	6,861,567
Edenwald Issue, Series A, 5.40%, 1/01/31	1,000,000	1,000,430

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,549,590
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	12,762,640
Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37	9,395,000	9,425,910
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	7,680,221
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	8,500,000	8,991,385
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	15,767,850
The Johns Hopkins University Issue, Series A, Pre-Refunded, 5.00%, 7/01/38	5,805,000	5,965,044
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,304,450
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,065,833
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	9,828,800
LifeBridge Health Issue, Series A, Pre-Refunded, 5.125%, 7/01/34	2,500,000	2,569,975
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	10,075,326
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	3,250,000	3,312,497
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	1,986,960
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	6,808,230
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	9,827,000
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,006,180
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	4,916,050
Medstar Health, Series A, 5.00%, 8/15/41	7,500,000	7,312,800
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	9,444,300
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	655,138
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	4,874,350
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	5,987,154
Peninsula Regional Medical Center Issue, 5.00%, 7/01/36	6,625,000	6,650,109
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,021,663
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,982,800
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,463,100
University of Maryland Medical System, Series A, 5.00%, 7/01/43	5,000,000	4,908,900
Washington County Hospital Issue, 5.75%, 1/01/38	2,500,000	2,513,375
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	16,211,613
Maryland State Stadium Authority Lease Revenue, Refunding, 5.00%,
6/15/23	1,410,000	1,646,062
6/15/24	1,485,000	1,728,124
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,014,193
Maryland State Transportation Authority Transportation Facilities Projects Revenue, AGMC Insured,
5.00%, 7/01/31	7,455,000	7,585,164
5.00%, 7/01/32	7,165,000	7,288,023
5.00%, 7/01/34	7,500,000	7,626,975
Pre-Refunded, 5.00%, 7/01/27	5,890,000	6,052,387
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,929,840
Montgomery County Revenue, Department of Liquor Control,
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,781,228
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,424,857
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,625,363
Series A, 5.00%, 4/01/30	1,935,000	2,066,851
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,
4/01/30	1,855,000	2,015,940
4/01/31	1,240,000	1,340,998
Morgan State University Academic and Auxiliary Facilities Fees Revenue, Refunding, 5.00%,
7/01/25	1,190,000	1,339,988
7/01/26	355,000	396,933
7/01/27	750,000	831,525
7/01/29	630,000	687,273
7/01/31	455,000	492,201
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	3,160,000	3,395,736
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,158,925
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,003,880
		518,992,799
District of Columbia 0.5%
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,670,125

U.S. Territories 9.2%
Puerto Rico 8.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	1,517,019
Puerto Rico Commonwealth GO, Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	1,935,000	1,710,366

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	3,509,500
Series XX, 5.25%, 7/01/40	5,000,000	3,494,650
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, 5.125%, 12/01/27	4,250,000	4,271,208
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	4,844,094
Series Q, 5.625%, 7/01/39	5,000,000	3,710,650
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	11,425,000	9,182,272
Series A, 6.00%, 8/01/42	18,160,000	14,625,882
Series C, 5.25%, 8/01/41	1,300,000	954,772
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%, 6/01/30	3,750,000	2,754,225
		50,574,638
U.S. Virgin Islands 0.5%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,024,580
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	998,850
		3,023,430
Total U.S. Territories		53,598,068
Total Municipal Bonds (Cost $589,962,200) 99.3%		575,260,992

Other Assets, less Liabilities 0.7%		4,259,568
Net Assets 100.0%		$579,520,560

a Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDR	-	Community Development Revenue
COP	-	Certificate of Participation
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%
Massachusetts 95.2%
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$1,465,000	$1,488,587
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,622,273
Martha's Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,005,220
5.00%, 5/01/34	7,000,000	7,067,830
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured,
5.25%, 3/01/15	2,000,000	2,124,660
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding, Series A, 5.25%, 7/01/30	8,000,000	9,182,000
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	5,819,200
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,416,500
Series B, 5.00%, 5/01/40	4,625,000	4,875,999
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract
Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	16,816,450
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,162,030
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,644,820
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	18,839,215
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,076,700
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	15,601,500
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,176,650
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/37	5,035,000	5,142,094
Northeastern University Issue, 4.00%, 10/01/35	5,000,000	4,449,100
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,097,700
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	13,259,652
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,231,354
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,031,900
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,005,860
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,210,700
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	8,755,000	9,307,265
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,275,940
Massachusetts State GO, Consolidated Loan,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,297,450
Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,430,100
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	1,000,340
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,238,920
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,166,727
Children's Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,258,160
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,006,100
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	9,706,048
Partners Healthcare System Issue, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,418,778
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,502,420
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	10,000,000	10,362,100
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	553,057
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	4,999,382
Housing, Series A, 3.25%, 12/01/27	4,000,000	3,625,400
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,735,768
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,611,690
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,804,123
Housing, Series F, 3.15%, 12/01/32	3,445,000	2,957,222
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,189,080
Series D, 5.05%, 6/01/40	4,450,000	4,522,446
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	11,719,920
SF, Series 162, 3.15%, 12/01/32	10,905,000	8,735,777
Massachusetts State Port Authority Revenue,
Refunding, Series B, 5.00%, 7/01/32	3,250,000	3,440,288
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,646,794

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	7,889,056
Series A, AMBAC Insured, 5.00%, 7/01/35	10,000,000	10,396,200
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	10,462,400
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	15,397,800
Massachusetts State Special Obligation Dedicated Tax Revenue,
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,019,100
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	18,324,432
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	18,902,650
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31	5,555,000	5,569,276
Massachusetts State Water Pollution Abatement Trust Revenue, 2012,
Pool Loan Program Bonds, Series 6, 5.50%, 8/01/30	1,005,000	1,007,754
Pooled Loan Program, Series 7, 5.125%, 2/01/31	1,900,000	1,904,598
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding,
Sub Series A, 5.75%, 8/01/29	250,000	250,740
Massachusetts State Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,405,073
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,346,513
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	7,500,000	7,713,975
Refunding, 5.25%, 7/01/36	5,585,000	5,921,049
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,695,502
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,054,400
University of Massachusetts Building Authority Project Revenue, Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%,
11/01/29	3,000,000	3,137,400
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,029,520
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,269,237
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	2,876,250
		471,432,214
U.S. Territories 3.1%
Puerto Rico 3.1%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Refunding, Series C, zero cpn., 8/01/39	24,325,000	4,256,632
Senior Series C, 5.25%, 8/01/40	13,000,000	10,909,600
Total Municipal Bonds (Cost $488,515,840) 98.3%		486,598,446
Other Assets, less Liabilities 1.7%		8,574,074
Net Assets 100.0%		$495,172,520

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
SF	-	Single Family
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.2%
Michigan 91.3%
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	$1,960,000	$1,998,788
5/01/29	2,125,000	2,167,054
5/01/34	6,690,000	6,822,395
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	11,893,969
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,218,720
5/01/34	10,165,000	10,670,607
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,208,740
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	3,921,587
Central Michigan University Revenue, General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	9,033,054
Chippewa Valley Schools GO, Refunding, 5.00%,
5/01/28	6,075,000	6,611,848
5/01/29	6,425,000	6,862,028
5/01/30	6,420,000	6,800,192
5/01/31	3,000,000	3,151,500
5/01/32	3,500,000	3,657,465
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	10,359,600
Detroit GO,
Distribution State Aid, 5.00%, 11/01/30	5,000,000	4,817,400
Distribution State Aid, 5.25%, 11/01/35	5,000,000	4,798,700
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,357,900
Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,331,177
Detroit Sewage Disposal System Revenue,
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	17,254,669
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	5,371,748
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	6,353,880
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	5,000,000	4,671,700
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	18,426,800
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	7,998,416
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	16,907,625
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	34,785,421
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	10,562,556
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	2,700,000	2,753,433
5/01/29	2,750,000	2,804,017
Fennville Public Schools GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	1,115,000	1,137,066
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,314,318
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,085,000	2,126,262
Fowlerville Community School District GO, School Building and Site, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
5/01/30	1,990,000	2,029,382
5/01/34	8,145,000	8,306,190
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,848,872
Genesee County GO, Water Supply System, Limited Tax, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,018,520
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,334,107
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,596,642
Grand Rapids Sanitary Sewer System Revenue,
NATL Insured, 5.00%, 1/01/30	4,900,000	5,118,148
Refunding, 5.00%, 1/01/34	3,500,000	3,725,680
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,124,950
Grand Valley State University Revenue, General,
5.75%, 12/01/34	1,500,000	1,604,760
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	17,672,226
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,700,692
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, Pre-Refunded, 5.00%, 5/01/29	4,145,000	4,421,596
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	10,000,000	10,392,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	6,620,000	6,751,010
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	360,000	361,408
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,174,600
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,285,320
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,194,400
Lansing Board of Water and Light Utility System Revenue, Series A,
5.00%, 7/01/29	9,030,000	9,590,582
5.50%, 7/01/41	10,000,000	10,517,500
Lansing Community College GO, College Building and Site, Refunding, 5.00%,
5/01/29	4,525,000	4,851,931
5/01/30	4,755,000	5,039,254
5/01/31	3,990,000	4,202,468
5/01/32	3,000,000	3,144,600
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,502,784
5/01/37	4,325,000	4,384,512
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series
B, 6.00%, 11/15/35	5,000,000	5,402,700
Livonia Public Schools School District GO, School Building and Site, Series I, AGMC Insured, 5.00%,
5/01/36	5,725,000	5,841,046
5/01/38	6,000,000	6,107,940
5/01/43	16,850,000	16,975,027
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,519,200
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,400,026
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,152,900
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,065,540
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,061,100
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	20,764,170
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	15,706,576
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,086,900
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	985,200
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	5,122,850
5/15/31	8,000,000	8,479,600
Michigan State Finance Authority Revenue,
AGMC Insured, 5.00%, 11/15/36	6,500,000	6,579,300
AGMC Insured, 5.00%, 11/15/42	8,000,000	7,903,280
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	5,753,388
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,009,572
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/30	4,105,000	4,170,967
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/31	2,340,000	2,355,935
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,033,114
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	11,385,000
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,274,680
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,246,570
State Revolving Fund, Clean Water, 5.00%, 10/01/30	2,500,000	2,684,225
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,122,920
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	3,890,000	3,934,152
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,049,500
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,542,075
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,169,192
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,468,116
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,223,220
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,434,599
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,751,660
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,274,818
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,338,850
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,549,010
St. John Hospital, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	9,586,330
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	28,127,500
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	25,745,000	25,285,452
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,764,700

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	10,000,000	10,994,300
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,690,870
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	14,933,572
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,027,690
Oakland University Revenue, General, 5.00%, 3/01/42	8,770,000	8,840,072
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	10,029,635
Pennfield School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	657,765
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,549,475
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	514,994
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	2,987,771
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,235,050
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series V,
8.25%, 9/01/39	10,000,000	11,961,300
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	10,878,300
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,402,006
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,618,790
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,756,798
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,173,069
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,839,995
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,831,886
5/01/38	8,150,000	8,446,089
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,634,925
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,012,240
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,749,462
Building Improvement, Series A, 6.75%, 11/01/39	4,815,000	5,071,062
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,394,450
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	11,452,164
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding, NATL RE, FGIC Insured,
5.00%,
12/01/27	9,910,000	10,110,975
12/01/28	10,170,000	10,357,535
Wayne State University Revenue, General,
AMBAC Insured, 5.00%, 11/15/30	2,925,000	3,166,166
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	24,640,129
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	22,728,450
Series A, 5.00%, 11/15/40	5,000,000	5,054,550
Western Michigan University Revenue, General, AGMC Insured, 5.00%,
11/15/28	5,500,000	5,694,700
11/15/32	6,410,000	6,483,651
Wyoming Sewage Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	5,937,234
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,473,615
		1,041,065,204
U.S. Territories 7.9%
Puerto Rico 7.9%
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series D, AGMC Insured,
5.00%, 7/01/32	10,900,000	9,424,576
Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	14,000,000	15,040,060
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	9,000,000	6,801,660
Series A, 6.375%, 8/01/39	10,000,000	8,654,700
Series A, 6.00%, 8/01/42	25,000,000	20,134,750
Series C, 5.50%, 8/01/40	15,000,000	11,644,950
Series C, 5.25%, 8/01/41	25,445,000	18,687,826

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
90,388,522
Total Municipal Bonds (Cost $1,155,818,285) 99.2%	1,131,453,726
Other Assets, less Liabilities 0.8%	8,614,522
Net Assets 100.0%	$1,140,068,248

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.9%
Minnesota 96.8%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%,
2/01/37	$11,700,000	$12,557,025
Anoka County Housing and RDA, GO, Housing Development,
AMBAC Insured, Pre-Refunded, 4.875%, 2/01/24	1,770,000	1,783,240
Refunding, AMBAC Insured, 4.875%, 2/01/24	425,000	426,934
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,384,212
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School District Credit
Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,870,600
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	12,814,585
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,
2/01/23	2,990,000	3,466,696
2/01/24	3,000,000	3,454,680
2/01/25	2,225,000	2,539,637
Bloomington ISD No. 271 GO, Alternative Facilities, Series A,
3.00%, 2/01/30	1,370,000	1,161,075
3.125%, 2/01/32	3,530,000	2,945,326
3.25%, 2/01/34	7,005,000	5,804,833
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,104,395
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,617,096
2/01/20	5,025,000	5,535,892
2/01/21	3,035,000	3,295,312
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,
2/01/29	1,570,000	1,413,597
2/01/30	2,880,000	2,562,077
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,073,838
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,215,630
Refunding, Series A, 3.00%, 2/01/30	5,585,000	4,929,098
Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,290,328
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,590,400
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,
1/01/32	1,150,000	1,222,128
1/01/42	1,615,000	1,653,728
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20	4,135,000	4,819,012
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	4,475,000	4,991,057
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	16,652,850
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,640,537
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,777,066
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,200,000	1,251,360
Duluth ISD No. 709 COP, Full Term Certificates, Series B,
4.75%, 2/01/25	8,445,000	9,025,256
AGMC Insured, 5.00%, 2/01/28	18,890,000	20,215,889
Edina ISD No. 273 GO, Alternative Facilities, Series A,
2.375%, 2/01/25	4,445,000	4,012,279
2.50%, 2/01/26	3,000,000	2,684,220
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
AGMC Insured, 4.25%,
2/01/23	3,000,000	3,223,650
2/01/24	6,265,000	6,702,172
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	1,530,000	1,529,939
Farmington ISD No. 192 GO, School Building,
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,205,018
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,117,960
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,606,922
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC
Insured, 5.00%, 1/01/25	1,655,000	1,821,741
Fridley ISD No. 014 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,102,098

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,563,036
12/01/28	1,590,000	1,632,628
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	25,700,750
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,008,308
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,598,650
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,355,840
Lakeville GO, Refunding, Series B,
4.00%, 2/01/21	1,585,000	1,755,245
3.00%, 2/01/30	4,690,000	4,185,121
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,407,988
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,930,150
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,503,537
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,259,910
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,
2/01/21	2,100,000	2,352,000
2/01/22	2,470,000	2,745,701
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,391,700
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,018,720
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,647,350
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	39,174,450
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,707,466
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	13,795,000	14,600,766
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,967,540
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,252,324
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,803,200
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,362,500
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,627,380
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,421,585
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,125,746
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	20,753,470
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,905
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,882,767
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	18,639,063
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,221,318
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,
4.50%, 6/01/22	1,000,000	1,096,110
4.50%, 6/01/24	3,745,000	4,037,297
5.00%, 6/01/24	3,000,000	3,350,580
Minnesota State Colleges and Universities Revenue, Board of Trustees, Fund, Series A,
4.00%, 10/01/24	2,535,000	2,724,086
5.00%, 10/01/28	2,135,000	2,372,519
4.625%, 10/01/29	6,615,000	7,061,314
NATL Insured, 5.00%, 10/01/22	1,745,000	1,847,676
NATL Insured, 5.00%, 10/01/23	1,825,000	1,930,357
NATL Insured, 5.00%, 10/01/24	1,900,000	2,007,217
NATL Insured, 5.00%, 10/01/25	1,155,000	1,218,895
NATL Insured, 5.00%, 10/01/26	1,715,000	1,808,296
NATL Insured, 5.00%, 10/01/32	5,540,000	5,813,787
Minnesota State General Fund Revenue, Appropriation, Refunding,
Series A, 4.00%, 3/01/26	4,000,000	4,144,840
Series A, 5.00%, 3/01/29	9,250,000	10,083,240
Series A, 3.00%, 3/01/30	2,000,000	1,732,760
Series B, 5.00%, 3/01/22	1,530,000	1,790,865
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,382,650
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,130,990
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,154,100
NATL Insured, 5.00%, 6/01/26	10,000,000	10,789,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
State Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,863,425
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,423,200
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	16,934,249
Minnesota State HFA Homeownership Finance Revenue, MBS Program,
Series E, GNMA Secured, 4.45%, 7/01/31	4,395,000	4,462,683
Series G, GNMA Secured, 4.00%, 7/01/26	2,280,000	2,354,761
Series G, GNMA Secured, 4.40%, 7/01/32	3,770,000	3,960,649
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,760,848
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,430,212
Residential Housing Finance, Series E, 4.90%, 7/01/29	9,505,000	9,699,662
Residential Housing Finance, Series E, 5.10%, 1/01/40	9,080,000	9,207,120
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,156,520
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,423,100
St. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,580,964
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,367,247
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,309,600
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,774,197
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,593,896
Minnesota State Municipal Power Agency Electric Revenue, Series A, 5.25%, 10/01/35	12,000,000	12,558,960
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,327,150
Mounds View ISD No. 621 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series
A, 4.00%, 2/01/20	1,000,000	1,123,630
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,401,321
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series
A, 4.00%,
2/01/22	3,090,000	3,445,597
2/01/23	3,045,000	3,355,194
2/01/24	3,245,000	3,551,003
2/01/25	3,300,000	3,566,277
North Branch Water System Revenue,
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,574,850
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,380,107
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,667,751
Series A, 5.00%, 1/01/30	1,190,000	1,256,580
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,128,600
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,864,600
Olmsted County GO, Refunding, Series A, 3.50%,
2/01/25	2,000,000	2,048,500
2/01/26	3,370,000	3,415,360
2/01/27	3,000,000	2,993,610
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,283,809
Pipestone ISD No. 2689 GO, School Building, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,607,584
Ramsey GO, Capital Improvement Plan, Refunding, Series A,
3.00%, 12/15/28	1,105,000	1,000,102
3.375%, 12/15/31	1,215,000	1,097,254
Robbinsdale ISD No. 281 GO, School Building, Refunding, Series B, 4.00%, 2/01/19	2,660,000	2,980,424
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	2,500,000	2,620,200
Rochester Health Care Facilities Revenue, Mayo Clinic,
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	7,735,000	8,689,422
Series D, 5.00%, 11/15/38	10,000,000	10,243,100
Series E, 5.00%, 11/15/38	20,000,000	20,486,200
Rochester ISD No. 535 COP, Minnesota School District Credit Enhancement Program, 3.00%, 2/01/27	1,215,000	1,107,242
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,
2/01/21	2,365,000	2,633,853
2/01/22	2,380,000	2,632,685
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,
5.00%, 2/01/22	2,200,000	2,349,292
4.50%, 2/01/25	2,175,000	2,242,621
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,122,224
Shakopee ISD No. 720 GO, School Building, Crossover, Refunding, 4.00%, 2/01/26	1,600,000	1,687,840
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,220,760

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	11,903,504
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,937,800
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,384,068
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	3,922,248
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	14,634,545
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,113,400
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,265,815
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,117,850
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,145,060
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	925,000	972,314
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,201,295
St. Cloud Health Care Revenue, CentraCare Health System Project,
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,057,270
Assured Guaranty, 5.50%, 5/01/39	27,400,000	28,554,362
Series A, 5.125%, 5/01/30	19,000,000	20,098,010
St. Michael ISD No. 885 GO,
Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,565,964
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,844,838
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,149,650
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,284,400
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,540,450
St. Paul ISD No. 625 GO, School Building,
Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	1,385,000	1,228,897
Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	1,195,000	1,042,207
Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/24	1,615,000	1,818,022
Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/25	1,675,000	1,885,564
Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/26	1,745,000	1,964,364
Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,403,033
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,623,561
University of Minnesota Revenue,
Series A, 4.00%, 2/01/26	2,425,000	2,575,883
Series A, 5.25%, 4/01/29	1,000,000	1,101,140
Series A, 5.125%, 4/01/34	1,000,000	1,080,800
State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,276,100
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,763,142
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,920,192
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%, 2/01/22	3,500,000	3,525,025
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,819,400
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,893,226
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,310,592
Refunding, Series A, 5.00%, 1/01/30	1,000,000	1,085,750
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,164,820
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A,
5.00%, 2/01/24	1,100,000	1,246,795
5.00%, 2/01/26	1,325,000	1,478,249
3.00%, 2/01/28	2,150,000	1,890,172
3.00%, 2/01/29	1,000,000	860,540
		985,146,433
U.S. Territories 2.1%
Puerto Rico 1.9%
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
AGMC Insured, 5.125%, 7/01/30	275,000	243,075
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	4,248,800
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%,
7/01/21	10,000,000	10,377,500
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%, 8/01/27	1,000,000	1,195,150
Puerto Rico Sales Tax FICO Sales Tax Revenue, Capital Appreciation, Sub Series A, zero cpn., 8/01/34	17,500,000	3,165,925
		19,230,450
U.S. Virgin Islands 0.2%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,
10/01/20	1,160,000	1,183,061

Franklin Tax-Free Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
10/01/21	1,000,000	1,017,500
		2,200,561
Total U.S. Territories		21,431,011
Total Municipal Bonds (Cost $976,120,949) 98.9%		1,006,577,444
Other Assets, less Liabilities 1.1%		10,838,831
Net Assets 100.0%		$1,017,416,275

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MBS	-	Mortgage-Backed Security
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.4%
Missouri 87.1%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$15,224,289
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	10,272,200
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,696,185
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	31,223,544
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	7,158,975
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,080,200
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	10,924,760
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,342,843
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28	6,875,000	6,877,200
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,
5.625%, 3/01/34	1,000,000	1,044,100
6.00%, 3/01/39	1,000,000	1,045,860
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, Pre-
Refunded, 5.75%, 10/01/33	10,290,000	12,226,269
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,179,147
Series A, 5.00%, 11/01/33	5,000,000	5,260,400
Series A, 5.00%, 11/01/35	20,000,000	21,019,200
System Facilities, Refunding, Series A, 5.00%, 11/01/25	4,150,000	4,436,807
System Facilities, Refunding, Series A, 5.00%, 11/01/26	2,635,000	2,812,467
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%, 5/01/24	1,265,000	1,471,157
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	1,016,240
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,
3/01/27	3,300,000	3,582,909
3/01/28	3,000,000	3,232,740
3/01/29	3,000,000	3,210,240
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,300,720
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project, AMBAC Insured, 5.00%,
12/01/28	2,400,000	2,577,648
12/01/29	26,925,000	28,837,483
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, 5.00%, 3/01/25	1,050,000	1,080,030
Joplin IDA Health Facilities Revenue, Freeman Health System Project,
5.125%, 2/15/26	6,000,000	6,288,120
5.00%, 2/15/28	1,150,000	1,190,664
5.50%, 2/15/29	2,000,000	2,057,600
5.50%, 2/15/31	2,055,000	2,144,064
5.75%, 2/15/35	2,500,000	2,553,075
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,
3/01/32	1,250,000	1,344,713
3/01/33	2,175,000	2,329,382
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,360,600
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	12,752,040
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,032,400
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,793,494
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	7,615,000	7,538,241
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	15,287,700
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	30,662,905
Series A, 5.25%, 1/01/34	9,500,000	10,161,770
Kansas City Special Obligation Revenue,
Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,792,300
East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	6,856,964
Kansas City Water Revenue,
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	13,975,104
Series A, 4.50%, 12/01/32	1,450,000	1,505,202
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,353,481
Metropolitan St. Louis Sewer District Wastewater System Revenue,

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Refunding, Series B, 5.00%, 5/01/31	2,935,000	3,217,347
Refunding, Series B, 5.00%, 5/01/32	4,000,000	4,360,600
Refunding, Series B, 5.00%, 5/01/34	3,000,000	3,225,630
Series A, 5.75%, 5/01/38	2,000,000	2,178,900
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/34	20,000,000	20,395,800
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	23,398,550
Missouri Development Finance Board Cultural Facilities Revenue, Series B, 5.00%, 6/01/37	28,435,000	29,278,382
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	16,497,810
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,392,835
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	35,018,734
Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	35,962,923
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities, 5.00%,
1/01/32	3,600,000	3,664,224
1/01/37	3,400,000	3,403,876
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,202,172
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	4,870,000	5,088,566
Missouri State Development Finance Board Infrastructure Facilities Leasehold Revenue, Electric Systems Project, Refunding
and Improvement, Series F, 4.00%, 6/01/37	3,000,000	2,561,790
Missouri State Development Finance Board Revenue,
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	6,855,240
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	4,905,150
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%,
3/15/29	3,000,000	3,223,140
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund Program,
Series A, 6.55%, 7/01/14	10,000	10,044
Series A, 5.75%, 1/01/16	55,000	55,186
Series B, 5.80%, 1/01/15	40,000	40,151
Series B, 7.20%, 7/01/16	70,000	70,305
Series B, AGMC Insured, 6.05%, 7/01/16	220,000	220,792
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water
Revenue, State Revolving Funds Programs,
Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,228,250
Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,900,314
[a] Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,670,723
Refunding, Series B, 5.50%, 7/01/21	60,000	60,163
Series A, 5.75%, 1/01/29	2,500,000	2,805,075
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University Health Sciences, 5.00%, 10/01/26	3,095,000	3,301,034
A.T. Still University Health Sciences, 5.25%, 10/01/31	1,200,000	1,234,008
A.T. Still University Health Sciences, 5.25%, 10/01/41	4,500,000	4,583,475
Lake Regional Health System, Refunding, 5.00%, 2/15/26	1,105,000	1,145,520
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	6,903,190
[a] University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,164,350
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,074,929
The Washington University, Series A, 5.00%, 11/15/41	6,000,000	6,292,440
The Washington University, Series B, 5.00%, 11/15/37	14,000,000	14,740,180
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,124,040
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, 5.50%, 11/15/39	14,325,000	14,831,675
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	11,770,754
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	2,764,223
Improvement, Jefferson Memorial Hospital, Radian Insured, Pre-Refunded, 5.25%, 8/15/28	4,900,000	5,070,569
Lake Regional Health System Project, Pre-Refunded, 5.60%, 2/15/25	1,250,000	1,263,300
Lake Regional Health System Project, Pre-Refunded, 5.70%, 2/15/34	2,750,000	2,779,810
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,157,280
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	16,784,372
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,131,950
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,528,875
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,488,500
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,053,516
Missouri State Health and Educational Facilities Authority Revenue,
Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	9,830,125
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,496,236
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	8,920,667

Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/25	1,500,000	1,507,275
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.375%, 2/01/35	4,655,000	4,611,103
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,476,024
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,713,770
Missouri State Health and Educational Facilities Authority Senior Living Facilities Revenue, Lutheran Senior Services
Projects,
5.75%, 2/01/31	1,900,000	1,954,796
6.00%, 2/01/41	4,250,000	4,399,388
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	6,875,000	7,999,956
5.00%, 5/01/21	5,000,000	5,737,550
first lien, Series B, 5.00%, 5/01/24	6,005,000	6,575,115
Series A, 5.00%, 5/01/24	1,150,000	1,275,523
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	495,000	506,598
Series C, GNMA Secured, 5.00%, 3/01/32	775,000	795,150
Series D, GNMA Secured, 4.70%, 3/01/35	2,485,000	2,498,494
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,055,000	1,058,355
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,
5.00%, 11/15/20	1,000,000	1,001,630
5.00%, 11/15/21	1,000,000	1,001,630
5.00%, 11/15/22	1,000,000	1,001,630
5.00%, 11/15/28	1,965,000	1,968,203
5.125%, 11/15/33	2,755,000	2,759,601
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%,
3/01/27	6,610,000	6,942,086
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian
Insured, 5.00%, 3/01/27	5,000,000	4,835,050
Sikeston Electric Revenue, Refunding, 5.00%,
6/01/19	11,625,000	12,757,042
6/01/20	12,525,000	13,653,127
6/01/21	13,130,000	14,345,707
6/01/22	12,570,000	13,703,688
Springfield Public Building Corp. Leasehold Revenue,
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,625,428
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,128,400
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,057,570
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
5.00%, 3/01/33	1,000,000	1,081,380
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,417,750
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
4/01/31	1,795,000	1,901,372
4/01/32	1,885,000	1,987,205
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,725,092
St. Louis Airport Revenue, Lambert-St. Louis International Airport,
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	13,828,975
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,867,213
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,778,337
Series A-1, 6.125%, 7/01/24	2,000,000	2,261,580
Series A-1, 6.625%, 7/01/34	5,000,000	5,623,300
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	2,745,289
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured
Guaranty, 5.375%, 7/15/38	22,725,000	23,654,907
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	8,076,777
2/15/37	7,775,000	7,535,686
		989,815,874
U.S. Territories 11.3%
Guam 0.7%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/25	5,420,000	5,765,471
10/01/26	2,250,000	2,371,275
		8,136,746
Puerto Rico 10.4%
Puerto Rico Commonwealth GO, Public Improvement,

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Refunding, Series A, 6.50%, 7/01/40	7,000,000	5,448,730
Refunding, Series A, 5.75%, 7/01/41	13,000,000	9,472,580
Series A, 6.00%, 7/01/38	6,250,000	4,674,438
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	9,500,000	10,739,940
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series AAA, 5.25%, 7/01/28	5,000,000	3,672,900
Series WW, 5.50%, 7/01/38	19,320,000	13,560,708
Series XX, 5.75%, 7/01/36	6,000,000	4,416,000
Series XX, 5.25%, 7/01/40	22,750,000	15,900,658
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	2,500,000	2,143,375
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Refunding, Series C, 5.375%, 8/01/36	6,900,000	5,425,470
Series A, 5.50%, 8/01/37	13,760,000	10,706,931
Series A, 5.50%, 8/01/42	7,740,000	5,874,350
Series A, 6.50%, 8/01/44	10,000,000	8,614,700
Series C, 5.50%, 8/01/40	15,000,000	11,644,950
Series C, 5.25%, 8/01/41	7,500,000	5,508,300
		117,804,030
U.S. Virgin Islands 0.2%
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, Series A, 5.00%, 10/01/29	2,500,000	2,433,200

Total U.S. Territories		128,373,976
Total Municipal Bonds (Cost $1,133,615,659) 98.4%		1,118,189,850

Other Assets, less Liabilities 1.6%		18,187,875
Net Assets 100.0%		$1,136,377,725

a Security purchased on a delayed delivery basis.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
SFMR	-	Single Family Mortgage Revenue

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.6%
Delaware 0.5%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,194,220

New Jersey 75.4%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%,
7/01/16	5,315,000	5,710,755
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, Pre-
Refunded, 5.00%, 4/01/32	3,400,000	3,615,832
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,123,330
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/30	10,038,000	10,796,973
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%,
3/01/21	5,400,000	6,542,370
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,214,977
Garden State Preservation Trust Open Space and Farmland Revenue, Refunding, Series A, 4.00%, 11/01/23	14,000,000	15,143,940
Hoboken GO, Parking Utility, Refunding, Series A, FGIC Insured, 5.00%, 1/01/23	1,370,000	1,371,233
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured,
5.00%, 4/01/32	3,895,000	3,951,867
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment
Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,085,560
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	669,270
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission
Projects, 5.25%, 12/15/33	3,000,000	3,235,890
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,
5.25%, 7/01/21	750,000	751,200
5.35%, 7/01/34	1,575,000	1,575,819
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,
8/01/30	1,815,000	1,876,111
8/01/33	2,630,000	2,696,934
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	7,875,000	8,106,761
New Jersey EDA, GO Lease Revenue, Rutgers University,
5.00%, 6/15/46	7,500,000	7,787,925
College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,267,250
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	5,000,000	5,148,450
Cigarette Tax, Refunding, 5.00%, 6/15/24	7,000,000	7,362,040
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,020,670
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	997,840
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,935,800
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	18,540,376
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,054,200
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,606,875
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,060,500
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,263,548
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,703,900
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	9,884,264
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,240,950
School Facilities Construction, Series KK, 5.00%, 3/01/38	5,000,000	5,066,800
School Facilities Construction, Series L, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	3,500,000	3,705,975
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,350,900
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	5,000,000	5,302,000
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	5,040,300
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,040,300
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,108,480
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,230,070
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,620,657
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project, Refunding,
Series A, 5.70%, 10/01/39	10,000,000	10,545,300
Series B, 5.00%, 10/01/39	8,750,000	8,985,025
New Jersey Environmental Infrastructure Trust Revenue, Refunding, Series A-R, 4.00%, 9/01/25	17,745,000	18,803,312
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41	10,600,000	11,754,128

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27	8,000,000	8,317,600
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25	4,605,000	4,877,984
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37	19,490,000	19,520,794
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	5,735,455
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,230,800
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,132,400
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	4,666,550
Hunterdon Medical Center Issue, Series A, 5.125%, 7/01/35	2,000,000	2,016,940
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,666,800
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,775,000	9,914,196
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,670,000	13,864,661
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,172,200
Somerset Medical Center Issue, 5.75%, 7/01/28	11,000,000	11,001,430
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	12,031,080
South Jersey Hospital Issue, 5.00%, 7/01/46	27,200,000	26,307,840
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	7,000,000	7,035,350
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,023,490
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,520,610
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,040,630
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,379,872
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,343,400
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A,
5.75%, 10/01/31	10,000,000	11,059,300
5.25%, 10/01/38	15,000,000	15,600,750
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/42	7,000,000	7,201,320
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,061,460
New Jersey State Educational Facilities Authority Revenue,
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,347,485
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	984,020
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,134,185
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,845,377
Kean University Issue, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,017,300
Kean University Issue, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,760,730
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,458,900
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,772,000
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,101,800
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,213,900
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,433,800
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	15,791,100
Princeton University, Series B, 4.375%, 7/01/41	28,295,000	28,484,860
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,027,860
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,028,760
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,020,230
Ramapo College of New Jersey Issue, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,515,077
Rowan University Issue, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,823,691
Seton Hall University Issue, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,615,400
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,665,973
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	500,000	500,775
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	865,389
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	435,000	456,915
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	759,231
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,300,618
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,242,990
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,280,400
The Richard Stockton College of New Jersey Issue, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,414,840
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,699,760
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,195,490
Refunding, Series 1A, 5.00%, 12/01/25	3,905,000	4,071,041
Refunding, Series 1A, 5.00%, 12/01/26	1,895,000	1,962,386
Refunding, Series 1A, 5.125%, 12/01/27	4,670,000	4,834,197
Refunding, Series 1A, 5.25%, 12/01/28	4,675,000	4,832,548
Series 2, 5.00%, 12/01/26	3,775,000	3,859,862
Series 2, 5.00%, 12/01/27	2,745,000	2,791,940

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Series 2, 5.00%, 12/01/28	2,720,000	2,761,670
Series 2, 5.00%, 12/01/30	1,500,000	1,519,410
Series 2, 5.00%, 12/01/36	1,000,000	1,022,520
Series A, 5.625%, 6/01/30	14,500,000	15,064,340
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,447,600
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,546,747
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	3,015,000	3,195,357
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,192,250
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	3,463,500
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	3,314,300
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	12,180,570
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,843,114
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,273,850
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,212,700
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,145,500
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,981,728
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,083,090
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	7,163,700
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,174,400
Series A, 5.00%, 1/01/35	4,000,000	4,178,080
Series E, 5.25%, 1/01/40	30,000,000	31,425,300
Series H, 5.00%, 1/01/36	14,000,000	14,345,940
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark Redevelopment Projects, NATL
Insured, Pre-Refunded,
5.00%, 1/01/26	3,245,000	3,256,779
5.50%, 1/01/27	3,240,000	3,252,992
5.50%, 1/01/28	2,000,000	2,008,020
5.00%, 1/01/34	15,000,000	15,054,450
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	17,800,000	18,008,616
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,272,000
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/28	5,000,000	5,520,700
Series F, 5.00%, 5/01/39	20,000,000	20,864,400
Series L, 5.00%, 5/01/38	7,000,000	7,370,090
Series L, 5.00%, 5/01/43	15,500,000	16,185,255
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,192,250
South Jersey Transportation Authority Transportation System Revenue, Refunding, Series A, 5.00%,
11/01/27	3,000,000	3,179,010
11/01/28	2,000,000	2,099,600
11/01/29	2,000,000	2,056,380
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured,
zero cpn.,
12/01/35	2,815,000	891,792
12/01/36	2,810,000	834,542
12/01/37	2,815,000	787,553
12/01/38	2,810,000	739,367
University of Medicine and Dentistry COP, NATL Insured, Pre-Refunded, 5.00%, 6/15/36	12,500,000	12,814,625
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	9,926,621
		1,006,581,107
New York 9.7%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,155,060
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,469,500
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,224,200
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,367,050
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,628,000
One Hundred Seventy-First Series, 4.50%, 7/15/36	20,000,000	20,080,200
One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	13,081,450
[a] One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	15,696,600
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	15,695,550
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,668,300
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,418,850

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
The Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL
Insured, 5.75%, 12/01/22	8,000,000	8,058,640
		129,543,400
Pennsylvania 1.5%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured,
5.00%, 7/01/35	1,625,000	1,679,129
Pre-Refunded, 5.00%, 7/01/35	3,375,000	3,886,481
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	14,564,200
		20,129,810
U.S. Territories 12.5%
Puerto Rico 12.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	3,012,311
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	5,020,000	4,437,228
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	4,314,850
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,548,761
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	32,228,700
Series TT, 5.00%, 7/01/32	10,000,000	7,092,700
Series TT, 5.00%, 7/01/37	12,925,000	8,738,463
Series WW, 5.50%, 7/01/38	16,620,000	11,665,578
Series XX, 5.25%, 7/01/40	14,500,000	10,134,485
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	778,770
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	11,250,000	8,273,250
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	8,037,000
first subordinate, Series A, 5.50%, 8/01/42	17,000,000	12,902,320
first subordinate, Series A, 6.00%, 8/01/42	32,000,000	25,772,480
first subordinate, Series C, 5.50%, 8/01/40	20,000,000	15,526,600
Senior Series C, 5.25%, 8/01/40	6,290,000	5,278,568
		161,742,064
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,828,850

Total U.S. Territories		166,570,914
Total Municipal Bonds before Short Term Investments (Cost $1,343,607,952)		1,329,019,451
Short Term Investments 0.3%
Municipal Bonds 0.3%
New Jersey 0.3%
[b]New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.04%, 7/01/31	2,500,000	2,500,000
[b]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series B, Daily VRDN and Put, 0.06%,
7/01/43	1,000,000	1,000,000
Total Short Term Investments (Cost $3,500,000)		3,500,000
Total Investments (Cost $1,347,107,952) 99.9%		1,332,519,451

Other Assets, less Liabilities 0.1%		1,877,660
Net Assets 100.0%		$1,334,397,111

a Security purchased on a delayed delivery basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
SFHR	-	Single Family Housing Revenue

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%
North Carolina 87.7%
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32	$2,110,000	$2,202,207
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,
4/01/27	1,500,000	1,523,625
4/01/28	1,750,000	1,777,562
Buncombe County COP, NATL Insured, 5.00%, 4/01/22	1,000,000	1,074,420
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%,
8/01/35	21,000,000	21,829,080
8/01/36	8,000,000	8,393,600
Cary Combined Enterprise System Revenue, Refunding, 5.00%,
12/01/33	5,405,000	5,700,437
12/01/42	10,000,000	10,609,300
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,074,972
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,834,358
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,667,152
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,117,330
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,221,000
Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,097,150
Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,074,700
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,103,620
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,594,550
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,019,620
Charlotte GO, Refunding, Series A, 5.00%, 7/01/32	5,000,000	5,489,150
Charlotte Storm Water Fee Revenue, 5.00%, 6/01/35	10,000,000	10,285,100
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,124,929
Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,578,800
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,208,200
Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,071,100
Series A, 5.125%, 1/15/37	4,000,000	4,079,760
Series A, 5.25%, 1/15/42	10,000,000	10,195,500
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,351,752
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,059,450
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co. Projects, Series
A, 5.70%, 5/01/34	2,500,000	2,535,975
Dare County COP,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29	5,295,000	5,419,856
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	2,000,000	2,139,800
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,204,050
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,229,800
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,235,480
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
11/01/33	6,000,000	6,338,700
Harnett County COP, Assured Guaranty, 5.00%,
6/01/28	1,000,000	1,065,090
6/01/29	500,000	528,980
High Point Combined Enterprise System Revenue,
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,342,350
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/31	11,000,000	11,478,940
Iredell County COP, Iredell County Public Improvement Projects, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,321,520
5.00%, 6/01/28	1,000,000	1,069,570
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC Insured, 5.25%,
10/01/36	6,855,000	6,968,382
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	378,340
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,579,982
3/01/39	1,085,000	1,143,362

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,010,000
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,295,000
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC
Insured,
5.00%, 10/01/27	3,500,000	3,665,235
5.125%, 10/01/31	8,385,000	8,611,479
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest University, 5.00%, 1/01/38	27,000,000	28,253,340
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,569,790
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,777,500
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,402,675
Series C, 6.75%, 1/01/24	3,500,000	4,146,065
North Carolina Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,544,300
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,664,140
Blue Ridge HealthCare System Project, Refunding, NATL RE, FGIC Insured, Series A, 5.00%, 1/01/33	10,805,000	10,609,213
Cape Fear Valley Health System, Refunding, Series A, 5.00%, 10/01/32	3,950,000	3,972,120
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	11,698,605
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,303,627
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	10,222,100
FirstHealth Carolinas Project, Series A, Pre-Refunded, 6.125%, 10/01/39	11,315,000	11,867,285
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,043,150
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,710,686
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	19,556,800
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,236,350
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	435,000	435,596
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,220,622
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,070,900
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	9,785,000	9,791,654
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	9,005,000	8,978,976
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	1,500,000	1,567,035
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/38	6,000,000	6,268,140
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.875%, 10/01/38	2,515,000	2,632,576
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination Group, Refunding, AGMC
Insured, 5.00%, 10/01/36	5,000,000	5,053,350
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project, AGMC Insured, Pre-Refunded,
5.00%, 9/01/33	21,720,000	22,492,146
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.00%, 1/01/26	2,500,000	2,678,925
Series A, 5.00%, 1/01/30	4,670,000	4,878,095
Series B, 5.00%, 1/01/21	5,000,000	5,742,900
North Carolina State Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,108,440
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,296,060
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,319,679
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	20,832,800
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,136,500
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,677,028
Methodist University, 5.00%, 3/01/34	2,000,000	1,994,800
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, 5.00%, 5/01/28	5,000,000	5,470,450
Series C, 5.00%, 5/01/29	10,000,000	10,842,100
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	11,723,600
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	27,154,538
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,141,396
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,942,450
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, 5.00%, 5/01/22	6,595,000	7,312,602
North Carolina State Medical Care Commission Hospital Revenue,
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,770,000	1,849,508
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,657,908
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	14,040,000	14,359,972
Southeastern Regional Medical Center, Refunding, 5.00%, 6/01/32	1,645,000	1,683,855
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,345,060

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	6,565,000	6,824,777
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	6,937,664
5.75%, 1/01/39	12,120,000	13,033,242
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,026,650
6.25%, 10/01/38	2,000,000	2,061,500
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,684,945
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,089,500
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,195,350
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured,
5.00%,
4/01/31	5,675,000	5,752,123
10/01/34	6,000,000	6,064,080
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	7,780,575
Pasquotank County COP, NATL Insured, Pre-Refunded, 5.00%,
6/01/25	470,000	480,960
6/01/25	930,000	951,929
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	2,500,000	2,539,375
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,055,340
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	12,526,954
Pre-Refunded, 5.00%, 3/01/31	10,360,000	10,482,662
Refunding, Series A, 5.00%, 3/01/43	10,000,000	10,599,000
Series A, 5.00%, 3/01/36	3,365,000	3,545,633
Series A, Pre-Refunded, 5.00%, 3/01/36	2,635,000	2,908,329
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,273,770
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,228,048
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,470,130
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	9,767,582
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,559,100
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,
5.00%, 12/01/31	9,000,000	9,860,490
Pre-Refunded, 5.00%, 12/01/28	1,000,000	1,000,000
Refunding, Series A, 5.00%, 12/01/34	11,460,000	11,904,419
University of North Carolina at Charlotte Revenue, General,
Series A, 5.00%, 4/01/37	12,995,000	13,541,960
Series A, 5.00%, 4/01/41	18,000,000	18,643,320
Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,188,650
University of North Carolina at Greensboro Revenue, General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,047,970
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,172,500
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,725,801
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,808,504
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	1,980,646
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,594,933
University of North Carolina System Pool Revenue,
2012, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,777,366
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,266,500
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,044,220
Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	750,000	761,812
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	10,000,000	11,991,200
Wake County Revenue, Limited Obligation, 5.00%,
1/01/33	10,820,000	11,756,471
6/01/36	5,000,000	5,259,400
1/01/37	12,000,000	12,581,760
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing Project,
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,096,550
Wilkes County COP, NATL Insured, 5.00%,
6/01/31	4,295,000	4,454,731
6/01/36	6,085,000	6,258,483
Wilmington COP,
AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,035,550

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,533,392
Series A, 5.00%, 6/01/33	6,000,000	6,064,860
Series A, 5.00%, 6/01/38	7,625,000	7,682,874
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,068,570
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,704,285
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,110,220
Winston-Salem Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,184,400
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,173,216
		1,056,271,993
U.S. Territories 10.8%
Puerto Rico 10.3%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,409,750
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	1,517,019
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 5.50%, 7/01/32	5,000,000	3,738,700
Series A, 5.75%, 7/01/41	5,000,000	3,643,300
Series B, 6.00%, 7/01/39	10,000,000	7,540,600
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series A, NATL
Insured, 5.00%, 7/01/38	20,000	14,944
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,222,870
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,074,290
Series WW, 5.25%, 7/01/33	6,500,000	4,606,290
Series WW, 5.50%, 7/01/38	6,700,000	4,702,730
Series XX, 5.25%, 7/01/40	30,510,000	21,324,354
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,677,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P, 6.75%, 7/01/36	5,000,000	4,140,250
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	20,000,000	15,114,800
Series A, 5.50%, 8/01/42	5,750,000	4,364,020
Series A, 6.00%, 8/01/42	45,750,000	36,846,592
Series C, 5.50%, 8/01/40	5,000,000	3,881,650
		123,819,159
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,748,050

Total U.S. Territories		129,567,209
Total Municipal Bonds before Short Term Investments (Cost $1,197,466,352)		1,185,839,202
Short Term Investments (Cost $2,100,000) 0.2%
Municipal Bonds 0.2%
North Carolina 0.2%
[a]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Refunding, Series B,
Daily VRDN and Put, 0.05%, 1/15/38	2,100,000	2,100,000

Total Investments (Cost $1,199,566,352) 98.7%		1,187,939,202

Other Assets, less Liabilities 1.3%		15,617,630
Net Assets 100.0%		$1,203,556,832

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCFA	-	Pollution Control Financing Authority
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Ohio Tax-Free Income Fund		Principal Amount	Value
Municipal Bonds 98.4%
Ohio 92.4%
Akron COP, District Energy Project, 5.00%, 12/01/30		$10,840,000	$11,135,824
Akron Income Tax Revenue, Community Learning Centers, Series A, 4.50%, 12/01/33		10,000,000	10,157,500
Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty, 5.00%, 3/01/34		1,000,000	1,023,990
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,
Series A, 5.25%, 6/01/38		15,000,000	15,230,550
Series B, 5.25%, 9/01/27		7,570,000	8,096,191
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
Assured Guaranty, 5.25%, 2/15/33		30,000,000	31,304,400
BHAC Insured, 5.00%, 2/15/38		22,000,000	22,567,380
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49		6,685,000	5,307,756
Austintown Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/30		7,715,000	8,088,869
Bath Local School District GO, School Improvement, AGMC Insured,
4.00%, 12/01/44		3,295,000	2,672,739
5.00%, 12/01/49		5,380,000	5,344,384
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40		4,000,000	3,551,600
Bowling Green MFHR, The Bowling Green Village Apartments, Series A, GNMA Secured, 5.40%, 9/20/36		2,820,000	2,821,128
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36		1,300,000	1,360,021
Brooklyn City School District GO, School Improvement,
AGMC Insured, 5.25%, 12/01/43		3,000,000	3,061,500
Refunding, AGMC Insured, 5.50%, 12/01/49		7,780,000	7,942,758
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26		2,130,000	2,292,136
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,
6.375%, 4/01/36		5,000,000	5,539,650
5.625%, 4/01/41		5,000,000	5,318,500
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,
12/01/32		1,455,000	602,137
12/01/33		2,000,000	782,420
Central Solid Waste Authority GO,
Improvement, Limited Tax, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32		1,505,000	1,686,533
Refunding and Improvement, Limited Tax, Solid Waste Facilities, 4.00%, 12/01/32		15,440,000	15,117,767
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,
12/01/22		1,905,000	1,403,090
12/01/23		1,905,000	1,344,244
12/01/24		1,905,000	1,308,011
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,
12/15/26		7,310,000	7,804,814
12/15/27		7,000,000	7,446,530
Cincinnati City School District GO, Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured,
5.25	%,
12/01/27		14,900,000	17,298,304
12/01/28		5,000,000	5,766,950
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30		3,000,000	3,067,890
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31		1,500,000	1,520,835
Series C, AGMC Insured, 5.00%, 1/01/26		9,500,000	10,120,160
Series C, AGMC Insured, 5.00%, 1/01/31		11,250,000	11,335,612
Series C, Assured Guaranty, 5.00%, 1/01/27		27,385,000	28,414,128
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30		3,000,000	3,148,380
Cleveland Municipal School District GO, School Improvement,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/27		4,000,000	4,094,320
Refunding, 5.00%, 12/01/25		3,600,000	3,969,684
Refunding, 5.00%, 12/01/27		1,000,000	1,081,960
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL RE, FGIC Insured, zero cpn., 11/15/38		10,000,000	2,350,000
Series B, NATL Insured, 5.00%, 11/15/28		2,000,000	2,075,740
Series B, NATL Insured, 5.00%, 11/15/38		10,000,000	10,051,100
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24		1,000,000	1,024,800
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22		5,485,000	6,266,338

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Facility, Euclid Avenue Housing Corp., Fenn Tower
Project, AMBAC Insured, 5.00%,
8/01/25	2,440,000	2,297,772
8/01/28	2,145,000	1,965,035
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1, 4.00%,
12/01/27	3,765,000	3,820,082
12/01/28	2,970,000	2,995,245
12/01/29	4,125,000	4,134,983
12/01/30	2,000,000	1,982,940
12/01/31	3,000,000	2,935,890
12/01/37	12,620,000	11,438,389
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,067,550
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,418,940
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/27	15,000,000	16,039,050
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	20,399,800
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,402,180
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,037,360
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,501,419
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,292,594
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/23	1,205,000	1,273,444
12/01/24	1,265,000	1,333,399
12/01/25	1,330,000	1,397,657
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, Pre-Refunded,
5.00%, 12/01/28	2,085,000	2,183,454
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC
Insured, 5.00%, 12/01/24	7,255,000	7,755,885
Franklin County Hospital Revenue,
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	9,045,720
Improvement, Nationwide Children's Hospital Project, 5.25%, 11/01/40	15,000,000	15,498,750
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,048,460
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	6,055,000	6,608,245
Green Community Learning Centers Income Tax Revenue, NATL Insured, Pre-Refunded, 5.00%,
12/01/27	1,205,000	1,233,715
12/01/28	1,265,000	1,295,145
12/01/32	2,675,000	2,738,745
Greene County Hospital Facility Revenue, Kettering Health Network Obligated Group Project, 5.50%, 4/01/39	12,930,000	13,252,216
Hamilton County Convention Facilities Authority Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,453,352
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	7,405,601
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital Medical Center, Series J, NATL RE, FGIC
Insured, 5.25%, 5/15/34	5,000,000	5,002,550
Hamilton County Sales Tax Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,322,000
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	36,209,576
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%,
12/01/30	4,000,000	4,187,520
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,
5.00%, 6/01/30	7,000,000	7,242,900
4.75%, 6/01/39	7,000,000	6,958,980
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
12/01/19	2,190,000	1,925,470
12/01/20	4,525,000	3,787,742
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	4,698,630
12/01/36	5,000,000	5,172,450
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,
12/01/27	3,205,000	3,354,641
12/01/30	2,250,000	2,339,033
Ironton City School District GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,813,008
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,557,200
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,357,279
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/28	2,970,000	3,040,033
12/01/31	2,595,000	2,656,190

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	6,170,000	6,316,423
Kings Local School District GO, School Improvement, NATL Insured,
5.00%, 12/01/33	4,635,000	4,865,452
Pre-Refunded, 5.00%, 12/01/33	5,365,000	6,227,853
Lakewood City School District GO,
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,876,548
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,138,540
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	22,961,274
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,034,310
Lakota Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,462,100
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,340,020
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,170,600
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured, 4.75%,
12/01/23	1,180,000	1,180,000
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, NATL Insured, Pre-
Refunded, 5.00%, 12/01/26	1,825,000	1,952,568
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	13,914,305
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,526,160
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,669,307
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,670,676
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,107,520
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	10,654,975
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	11,052,666
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,520,195
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,616,827
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	8,265,000	8,560,722
Pre-Refunded, 5.00%, 1/15/37	1,735,000	1,966,692
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,610,000	3,862,339
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,
12/01/28	2,120,000	2,274,421
12/01/30	2,650,000	2,843,026
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	801,500
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	773,480
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,708,945
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,187,597
Assured Guaranty, 4.75%, 12/01/47	5,000,000	4,884,550
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,216,749
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,018,346
Marysville Water System Mortgage Revenue, AMBAC Insured,
5.00%, 12/01/32	1,250,000	1,286,400
4.50%, 12/01/38	2,500,000	2,384,500
Mason City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,117,900
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	5,973,465
Miami University Revenue, General Receipts, Refunding, 5.00%, 9/01/31	4,000,000	4,255,600
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,127,086
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,702,375
Refunding, Series A, 5.00%, 5/01/39	10,000,000	9,774,400
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,086,000
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	11,491,400
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,
10/01/23	1,100,000	1,221,649
10/01/24	1,250,000	1,372,325
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	8,226,700
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,089,050
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,024,978
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,247,477

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,
4.875%, 12/01/18	1,255,000	1,257,410
5.25%, 12/01/23	1,410,000	1,412,059
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,844,652
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,259,957
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,075,210
Ohio State Building Authority Revenue, State Facilities, Adult Correction Building Fund Projects, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 4/01/24	5,390,000	5,728,438
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,580,729
Denison University Project, Refunding and Improvement, 5.00%, 11/01/30	1,360,000	1,438,336
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,757,824
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,220,280
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	30,465,000
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	21,773,165
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	4,643,910
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,161,500
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,265,500
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,877,325
University of Dayton Project, XLCA Insured, Pre-Refunded, 5.00%, 12/01/34	8,500,000	8,901,370
Xavier University Project, 5.00%, 5/01/40	14,500,000	14,570,325
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,728,675
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,000,000
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,275,825
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,268,247
Ohio State Turnpike Commission Revenue, Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,464,096
Ohio State University General Receipts Athens Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/24	2,155,000	2,206,354
Olentangy Local School District GO,
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,236,600
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,940,126
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,637,757
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	7,867,341
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	11,480,672
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	2,515,000	2,633,758
Princeton City School District COP, School Facilities Project, 4.50%, 12/01/41	4,000,000	3,918,880
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,174,030
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	15,183,600
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	5,833,349
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	9,890,617
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 4.00%, 12/01/42	11,050,000	9,762,233
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	5,971,329
12/01/28	2,000,000	2,292,020
Springboro Sewer System Revenue, Mortgage, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,095,000	1,120,820
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	3,837,080
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,546,305
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	15,407,420
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	12,702,913
Switzerland of Local School District GO, School Improvement, Unlimited Tax, Refunding, 4.00%, 12/01/37	5,500,000	4,878,115
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,112,476
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	4,821,097
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,301,053
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,609,000
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,185,160
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,598,100
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	12,000,000	12,392,040
NATL Insured, 5.00%, 11/15/30	6,425,000	6,681,036
Series A, 4.00%, 11/15/36	9,125,000	8,396,369
Trenton Water System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/34	2,750,000	2,883,265

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
University of Akron General Receipts Revenue,
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,255,617
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,222,450
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	19,620,730
Series B, NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,477,242
University of Cincinnati General Receipts Revenue,
Refunding, Series C, 4.00%, 6/01/30	6,400,000	6,263,680
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,119,805
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	1,665,000	1,704,261
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/24	1,750,000	1,791,703
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/25	1,810,000	1,853,132
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,382,880
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,089,100
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,070,740
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,274,198
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,497,860
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	10,545,445
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	7,416,097
Youngstown State University General Receipts Revenue, Assured Guaranty,
5.25%, 12/15/29	4,000,000	4,231,600
5.50%, 12/15/33	4,225,000	4,470,008
		1,402,272,129
U.S. Territories 6.0%
Puerto Rico 4.8%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	3,500,000	2,974,160
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, AGMC
Insured, 5.50%, 7/01/29	14,000,000	12,923,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	11,332,869
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/44	47,550,000	6,048,360
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	100,000,000	11,049,000
first subordinate, Series A, 5.25%, 8/01/27	4,735,000	4,133,702
Refunding, Senior Series C, 5.00%, 8/01/40	5,000,000	4,050,050
Refunding, Series C, zero cpn., 8/01/39	40,000,000	6,999,600
Senior Series C, 5.25%, 8/01/40	15,025,000	12,608,980
		72,120,121
U.S. Virgin Islands 1.2%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	18,340,000	18,380,715

Total U.S. Territories		90,500,836
Total Municipal Bonds (Cost $1,480,154,332) 98.4%		1,492,772,965

Other Assets, less Liabilities 1.6%		24,846,590
Net Assets 100.0%		$1,517,619,555

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%
Oregon 85.4%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%,
8/01/25	$995,000	$1,013,845
8/01/28	1,325,000	1,300,620
8/01/31	1,450,000	1,408,501
Beaverton School District GO,
AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,433,574
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,362,662
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,065,630
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28	1,525,000	1,525,336
Chemeketa Community College District GO, 5.00%,
6/15/25	1,500,000	1,654,260
6/15/26	2,615,000	2,861,673
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/23	1,000,000	1,071,720
6/15/25	1,000,000	1,071,720
Clackamas County Hospital Facility Authority Revenue,
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22	2,125,000	2,267,503
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26	1,000,000	1,063,750
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	6,769,818
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,713,370
Clackamas County School District No. 12 North Clackamas GO,
Series A, AGMC Insured, 4.75%, 6/15/31	2,250,000	2,350,980
Series B, AGMC Insured, 5.00%, 6/15/27	25,000,000	26,845,250
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,223,319
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	3,700,135
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	3,598,060
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,384,568
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,848,125
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,009,390
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,457,607
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,071,720
Coos County School District No. 13 GO, AGMC Insured, 5.00%, 6/15/22	55,000	55,125
Crook County School District GO, 5.00%,
6/15/34	4,475,000	4,742,918
6/15/37	8,090,000	8,470,877
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,967,250
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,018,370
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Refunding, 8.25%, 1/01/38	20,000,000	23,858,200
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,310,240
Eugene Electric Utility Revenue,
Refunding, Series A, 5.00%, 8/01/40	6,745,000	7,045,422
System, Refunding, 5.00%, 8/01/33	10,060,000	10,474,472
Eugene Water Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,651,560
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,
6.00%, 5/01/30	4,000,000	4,052,760
6.375%, 5/01/39	12,000,000	12,187,800
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,
10/01/26	2,000,000	2,000,620
10/01/31	2,000,000	2,000,060
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	2,110,000	2,243,901
6/15/40	3,975,000	4,175,777
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,040,450
12/01/32	1,000,000	1,025,650
12/01/37	1,475,000	1,491,373

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Jackson County School District No. 549C Medford GO,
5.00%, 6/15/33	3,225,000	3,388,765
5.00%, 6/15/34	5,000,000	5,146,750
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,051,982
Jefferson County School District No. 509J GO, Madras South Dakota,
Refunding, 5.00%, 6/15/30	1,000,000	1,082,710
Refunding, 5.00%, 6/15/31	1,410,000	1,516,173
Series B, 5.00%, 6/15/30	2,000,000	2,165,420
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31	2,910,000	2,911,135
Klamath County School District GO, 5.00%,
6/15/29	1,155,000	1,261,075
6/15/30	1,095,000	1,185,567
6/15/31	1,000,000	1,075,300
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project, Refunding, Assured
Guaranty, 5.00%, 9/01/36	5,000,000	4,972,700
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,796,992
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,328,600
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,681,215
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,
6/15/27	5,580,000	3,065,150
6/15/28	2,000,000	1,043,680
6/15/29	1,925,000	952,683
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,720,985
6/01/27	1,675,000	1,749,052
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	25,160,000
Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,034,523
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,498,020
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	14,820,000	14,486,995
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System-West, Series A, 5.125%, 9/01/40	6,500,000	6,637,150
Terwilliger Plaza, Refunding, 5.00%, 12/01/29	3,690,000	3,716,568
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,
6/30/35	2,000,000	2,104,120
6/30/36	1,500,000	1,573,140
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,868,275
Multnomah County David Douglas School District No. 40 GO, Series B, zero cpn.,
6/15/24	1,640,000	1,094,093
6/15/25	1,325,000	832,219
6/15/26	2,585,000	1,537,739
6/15/27	2,655,000	1,492,455
6/15/28	2,495,000	1,308,203
6/15/29	2,595,000	1,277,752
6/15/30	1,885,000	871,586
6/15/31	2,030,000	884,349
6/15/32	2,000,000	820,360
Ontario Hospital Facility Authority Revenue, Trinity Health, Series E, 5.00%, 12/01/37	6,460,000	6,555,091
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	8,946,020
Refunding, Series E, 5.00%, 7/01/30	5,350,000	5,635,636
Series A, 5.875%, 7/01/33	2,500,000	2,715,175
Series A, 5.75%, 7/01/39	13,175,000	14,139,542
Series E, 5.00%, 7/01/32	2,250,000	2,343,848
Oregon State Department of Administrative Services COP,
Series A, 5.25%, 5/01/39	3,800,000	3,955,648
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	2,874,837
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/30	13,205,000	14,086,170
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/30	20,100,000	21,896,337
Series C, 5.00%, 11/01/34	8,000,000	8,192,640
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,
4/01/27	17,880,000	19,868,792
4/01/28	5,800,000	6,501,510
4/01/28	18,225,000	20,128,601

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
4/01/29	1,750,000	1,921,903
4/01/30	9,210,000	10,108,435
4/01/32	5,000,000	5,422,200
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,330,103
senior lien, Series A, 4.50%, 11/15/32	21,000,000	21,287,490
senior lien, Series A, 5.00%, 11/15/33	21,530,000	22,986,504
Series A, Pre-Refunded, 5.00%, 11/15/28	15,000,000	15,681,000
Oregon State Facilities Authority Revenue,
College Inn Student Housing Project, senior lien, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	2,937,479
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,533,945
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	32,284,500
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,015,960
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	2,951,974
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,762,525
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	33,307,754
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,613,745
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,067,220
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	10,450,300
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	7,382,700
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%, 7/01/44	8,910,000	8,826,959
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	8,547,685
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,655,299
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,930,790
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	520,000	520,853
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,349
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,190
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	2,934,194
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,257
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,356,585
Odot Project, Series I, 5.00%, 5/01/37	3,705,000	3,931,894
Oregon University System Projects, Series G, 5.00%, 8/01/36	3,300,000	3,513,444
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,604,520
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,381,950
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	5,913,186
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,897,112
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,466,140
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	3,038,737
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,348,400
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,186,895
State Property, Series J, 5.00%, 5/01/36	8,500,000	9,034,395
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,067,830
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,367,150
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, PeaceHealth, AMBAC Insured, 5.00%,
11/15/26	5,500,000	5,505,060
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	3,110,000	3,206,130
Series C, 4.75%, 7/01/42	3,905,000	3,907,148
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	454,930
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	24,696,940
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,560,800
Portland GO, Limited Tax,
Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,571,237
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,038,550
Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,429,000
Series B, zero cpn., 6/01/21	1,000,000	820,400
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,002,000
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,172,282
Series C, 5.00%, 6/15/28	1,000,000	1,062,740
Series C, 5.00%, 6/15/29	850,000	895,824
Series C, 5.00%, 6/15/30	1,000,000	1,045,900
Series C, 5.00%, 6/15/31	750,000	779,543

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Portland Sewer System Revenue,
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,399,604
second lien, Series A, 5.00%, 3/01/34	25,270,000	26,896,124
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,394,147
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,319,618
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,425,712
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,019,460
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,012,500
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,006,840
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,592,925
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,209,921
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,008,930
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,830,042
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,347,282
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	4,803,860
Portland Water System Revenue, second lien, Series A, NATL Insured, Pre-Refunded,
4.375%, 10/01/25	3,415,000	3,792,870
4.50%, 10/01/27	1,000,000	1,114,150
4.50%, 10/01/28	3,895,000	4,339,614
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,045,481
Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	994,290
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,
5.75%, 8/15/23	10,000,000	10,831,000
5.00%, 8/15/27	11,000,000	11,297,770
5.00%, 8/15/36	9,000,000	9,033,120
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	4,033,930
Sherwood GO, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,403,579
Tigard Water System Revenue, 5.00%,
8/01/37	11,050,000	11,498,188
8/01/42	20,915,000	21,520,698
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,671,883
Tri-County Metropolitan Transportation District Revenue, Payroll Tax, senior lien, Series A, 5.00%,
9/01/26	3,660,000	4,155,747
9/01/37	11,000,000	11,687,280
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	3,968,273
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	3,898,862
Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,546,186
Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,542,342
Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,536,210
Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,533,595
Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	2,981,896
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,061,060
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,
6/15/29	2,545,000	1,250,308
6/15/30	2,490,000	1,138,702
6/15/31	3,140,000	1,351,801
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,591,200
		997,261,324
U.S. Territories 12.9%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	840,000	883,294
12/01/29	3,250,000	3,343,892
		4,227,186
Puerto Rico 12.5%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	8,326,500
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	15,000,000	11,216,100
Refunding, Series A, 5.75%, 7/01/41	15,000,000	10,929,900
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,193,640
Series A, 5.125%, 7/01/31	9,885,000	7,256,677
Series A, 5.375%, 7/01/33	10,000,000	7,245,700

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	13,000,000	14,696,760
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC
Insured, 5.25%, 7/01/39	10,000,000	6,721,200
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	4,678,000
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,742,900
Series WW, 5.25%, 7/01/33	9,690,000	6,866,916
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	14,208,900
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	6,877,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	14,785,400
first subordinate, Series A, 5.375%, 8/01/39	9,000,000	6,801,660
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	8,614,700
Senior Series C, 5.25%, 8/01/40	2,860,000	2,400,112
		146,562,865
Total U.S. Territories		150,790,051
Total Municipal Bonds (Cost $1,146,746,711) 98.3%		1,148,051,375

Other Assets, less Liabilities 1.7%		20,017,003
Net Assets 100.0%		$1,168,068,378

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.8%
Pennsylvania 89.2%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,153,990
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,097,200
Series C-65, 5.375%, 5/01/31	5,000,000	5,295,450
Series C-70, 5.00%, 12/01/37	5,000,000	5,010,750
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,126,480
5.00%, 3/01/33	1,300,000	1,331,811
Series A, 5.50%, 3/01/31	3,000,000	3,196,800
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,151,350
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,760,166
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.625%,
8/15/39	12,000,000	12,658,560
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,085,500
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	6,789,989
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,162,330
Allegheny Valley School District GO, Series A, NATL Insured, 5.00%, 11/01/28	1,550,000	1,570,413
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,454,154
Berks County Municipal Authority, The Reading Hospital and Medical Center Project, Series A, 5.00%, 11/01/44	25,000,000	24,612,000
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	3,898,944
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,126,597
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,995,000	5,425,919
Blair County Hospital Authority Revenue, Altoona Regional Heath System, Pre-Refunded, 6.00%, 11/15/39	6,890,000	7,405,510
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,103,000
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
12/01/35	2,500,000	2,583,350
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,278,400
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31	4,000,000	4,063,000
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39	4,500,000	5,178,105
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,075,480
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,352,499
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,113,370
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty, Pre-
Refunded,
5.875%, 11/15/29	1,000,000	1,053,680
6.125%, 11/15/39	3,200,000	3,379,328
6.25%, 11/15/44	2,500,000	2,643,050
Chester County IDA Student Housing Revenue, University Student Housing LLC Project at West Chester University of
Pennsylvania, Series A, 5.00%,
8/01/35	500,000	456,735
8/01/45	1,500,000	1,315,110
Commonwealth Financing Authority Revenue, Series B, 5.00%,
6/01/32	5,000,000	5,125,200
6/01/36	5,000,000	5,072,550
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and
Universities of Pennsylvania Financing Program,
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,551,275
Series HH1, 5.00%, 11/01/39	1,200,000	1,209,708
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%,
11/01/37	2,000,000	2,030,080
11/01/42	4,500,000	4,535,190
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
Refunding, Series A, 6.00%, 6/01/36	10,000,000	10,697,600
Series A, 5.00%, 6/01/42	15,590,000	15,129,160
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project,
Series B, NATL Insured, ETM, 6.25%, 7/01/16	2,155,000	2,282,727
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,056,650
Delaware County Authority Hospital Revenue, Crozer-Keystone Obligated Group, Series A, 5.00%, 12/15/31	5,000,000	4,635,300

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Delaware County Authority Revenue,
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,140,274
Haverford College, 5.00%, 11/15/40	3,000,000	3,115,380
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	11,597,472
Delaware County Authority University Revenue, Neumann University,
5.00%, 10/01/25	1,250,000	1,267,950
5.25%, 10/01/31	1,250,000	1,268,512
Delaware County Regional Water Quality Control Authority Revenue, 5.00%,
5/01/31	2,230,000	2,344,377
5/01/32	2,105,000	2,201,367
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,572,200
Delware County Vocational and Technical School Authority Lease Revenue, Intermediate No.25 PEOJ, BAM Insured,
5.00%, 11/01/38	1,250,000	1,252,850
East Hempfield Township IDA Revenue, Student Services Inc., Student Housing Project at Millersville University of
Pennsylvania, 5.00%, 7/01/45	3,250,000	2,883,822
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,034,860
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%, 3/15/38	2,000,000	2,034,240
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,402,702
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,061,460
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,249,316
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,112,600
General Authority of Southcentral Pennsylvania Revenue, Assn. of Independent Colleges and Universities, York College of
Pennsylvania Project, 5.75%, 11/01/41	9,500,000	9,948,115
General Authority of Southcentral Pennsylvania Revenue, WellSpan Health Obligated Group, Refunding, Series A, 6.00%,
6/01/25	10,000,000	11,242,900
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	1,886,648
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30	8,100,000	7,937,433
9/01/35	7,500,000	7,127,475
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,730,736
12/01/35	2,500,000	2,527,900
Latrobe IDAR, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	3,694,569
Lehigh County Authority Water and Sewer Revenue, Series A, 5.00%, 12/01/43	5,240,000	5,199,704
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,549,095
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	11,298,375
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%,
12/01/39	10,000,000	10,498,600
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%,
7/01/39	25,000,000	25,596,250
Lycoming County Authority Revenue, AICUP Financing Program, Lycoming College, Series MM1, 5.25%,
11/01/38	1,400,000	1,424,822
11/01/43	1,495,000	1,512,207
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	5,973,348
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	11,990,208
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,222,150
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	1,019,640
5.125%, 1/01/37	2,000,000	1,971,960
5.25%, 1/01/43	2,000,000	1,956,160
Series A, 5.00%, 1/01/41	2,000,000	1,911,400
Montgomery County GO, 5.00%, 9/15/22	645,000	646,400
Montgomery County Higher Education and Health Authority Revenue,
Abington Memorial Hospital Obligated Group, 5.00%, 6/01/31	5,000,000	5,072,550
Arcadia University, 5.625%, 4/01/40	5,750,000	5,808,880
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	9,690,432
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	5,000,000	5,238,750
Montour School District GO, AGMC Insured, 5.00%,
4/01/32	5,000,000	5,122,650
4/01/37	12,500,000	12,694,125
Northampton Borough Municipal Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%,
5/15/34	1,955,000	1,996,935
5/15/34	445,000	454,643
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	10,048,400

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Series B, 5.50%, 8/15/33	2,200,000	2,256,738
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	20,653,400
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	20,765,200
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,198,832
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,
4/01/30	1,000,000	1,031,100
4/01/31	2,000,000	2,056,560
Norwin School District GO, AGMC Insured,
5.00%, 4/01/37	10,000,000	10,093,800
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,319,020
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,882,573
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University of the Commonwealth System of
Higher Education, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/33	3,325,000	3,404,235
Pennsylvania State Economic Development Financing Authority Revenue, Unemployment Compensation, Refunding, Series
A, 5.00%, 7/01/19	10,000,000	11,835,700
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	25,000,000	25,338,250
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,000,000	12,955,560
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,441,800
Second Series A, 5.00%, 8/01/25	5,000,000	5,504,200
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,715,634
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,022,438
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,117,200
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	25,940,036
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,405,430
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,146,862
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,459,225
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,257,041
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/35	1,400,000	1,298,150
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
6.25%, 10/01/43	7,000,000	7,397,880
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/44	2,000,000	1,766,120
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	14,977,200
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,172,620
Temple University, First Series, 5.00%, 4/01/42	10,000,000	10,149,000
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,205,600
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,261,900
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,100,750
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	32,580,000	34,170,230
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	17,150,989
Thomas Jefferson University, 5.00%, 3/01/42	1,080,000	1,092,118
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,186,210
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,739,750
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,272,350
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,039,100
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,153,200
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,371,875
Widener University, 5.00%, 7/15/31	500,000	500,665
Widener University, 5.00%, 7/15/39	2,760,000	2,582,201
Widener University, Pre-Refunded, 5.00%, 7/15/39	2,990,000	3,218,585
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc. Student
Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	4,889,225
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia
Project, 6.00%, 6/15/28	5,000,000	5,484,900
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	4,954,850
Pennsylvania State Public School Building Authority Revenue,
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,025,100
Central Montgomery County Area, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/15/24	2,500,000	2,554,750

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured, Pre-Refunded, 5.00%,
12/01/24	1,655,000	1,655,000
12/01/31	5,000,000	5,000,000
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,443,300
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,027,350
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	20,152,600
Series C, 5.00%, 12/01/43	10,000,000	10,078,200
Series D, 5.125%, 12/01/40	10,000,000	10,084,600
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,211,800
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,025,590
3/01/40	1,500,000	1,574,430
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%,
6/15/35	5,000,000	5,089,050
6/15/40	5,000,000	5,049,850
Philadelphia Authority for IDR,
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,390,654
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,813,473
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	3,935,720
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,986,300
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	5,720,000	5,725,949
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	615,000	741,524
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,328,950
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,355,250
Series A, 5.25%, 7/15/33	5,000,000	5,090,750
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	10,971,000
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,
Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,075,400
Temple University Health System Obligated Group, Refunding, Series A, 5.50%, 7/01/30	5,000,000	4,240,350
Temple University Health System Obligated Group, Refunding, Series A, 5.00%, 7/01/34	4,000,000	3,105,440
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,005,300
Philadelphia Municipal Authority Revenue, Lease, 6.50%,
4/01/34	3,250,000	3,569,150
4/01/39	2,500,000	2,698,625
Philadelphia RDAR, Neighborhood Transformation Initiative,
Refunding, 5.00%, 4/15/26	3,000,000	3,156,840
Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	13,647,611
Philadelphia School District GO,
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,120,950
Series E, 6.00%, 9/01/38	5,000,000	5,323,200
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,116,130
Series A, 5.00%, 1/01/41	13,000,000	13,130,650
Series A, 5.125%, 1/01/43	5,000,000	5,057,450
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	11,978,629
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,162,610
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,707,209
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	180,000	189,470
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,134,340
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,455,738
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,023,700
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,315,531
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,037,280
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured
Guaranty, 5.375%, 7/01/35	10,000,000	10,241,300
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,340,520
State Public School Building Authority College Revenue, Delaware County Community College Project, AGMC Insured,
5.00%, 10/01/32	1,000,000	1,029,290
State Public School Building Authority School Lease Revenue,
The School District of Philadelphia Project, 5.00%, 4/01/29	1,835,000	1,876,251
The School District of Philadelphia Project, 5.00%, 4/01/31	2,500,000	2,520,150

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
The School District of Philadelphia Project, 5.00%, 4/01/32	2,000,000	2,006,620
The School District of the City of Harrisburg Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,056,850
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,257,920
Swarthmore Borough Authority College Revenue, Swathmore College Project, 5.00%, 9/15/43	1,000,000	1,048,830
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,
4/01/42	6,255,000	6,482,932
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,263,400
Series B, 5.00%, 9/15/31	10,000,000	10,707,000
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	7,861,443
5.00%, 11/01/36	8,470,000	8,520,312
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,056,500
Westmoreland County Municipal Authority Revenue, 5.00%, 8/15/37	5,000,000	5,061,000
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,330,960
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,064,490
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,159,805
		1,207,151,970
U.S. Territories 9.6%
Puerto Rico 8.8%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	1,542,891
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.75%, 7/01/41	7,730,000	5,632,542
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	4,487,900
Series A, 5.00%, 7/01/29	4,000,000	2,933,240
Series A, 5.00%, 7/01/33	7,800,000	5,693,922
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	4,805,075
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	8,500,000	5,783,740
Series TT, 5.00%, 7/01/32	5,100,000	3,617,277
Series XX, 5.25%, 7/01/40	16,020,000	11,196,858
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	6,877,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	20,000,000	15,114,800
first subordinate, Series A, 6.00%, 8/01/42	34,000,000	27,383,260
first subordinate, Series A-1, 5.25%, 8/01/43	10,000,000	7,290,800
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	11,644,950
Refunding, Senior Series C, 5.00%, 8/01/46	6,250,000	4,999,687
		119,004,742
U.S. Virgin Islands 0.8%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,828,850
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,748,050
		10,576,900
Total U.S. Territories		129,581,642
Total Municipal Bonds before Short Term Investments (Cost $1,354,295,212)		1,336,733,612
Short Term Investments (Cost $2,000,000) 0.1%
Municipal Bonds 0.1%
Pennsylvania 0.1%
[a]Geisinger Authority Health System Revenue, Geisinger Health System, Series B, Daily VRDN and Put, 0.03%, 6/01/41	2,000,000	2,000,000

Total Investments (Cost $1,356,295,212) 98.9%		1,338,733,612

Other Assets, less Liabilities 1.1%		14,543,062
Net Assets 100.0%		$1,353,276,674

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDR	-	Industrial Development Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%
Virginia 81.3%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$1,245,000	$1,442,370
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,083,640
7/01/38	5,895,000	6,047,327
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34	1,000,000	1,001,980
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,511,650
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,278,732
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,102,160
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,430,650
Dinwiddie County IDA Lease Revenue, Series B, NATL Insured, Pre-Refunded, 5.00%, 2/15/30	1,410,000	1,423,480
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%, 4/01/36	10,000,000	10,333,100
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,781,680
Series A, 5.50%, 5/15/35	10,000,000	10,824,000
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%,
4/01/29	5,115,000	5,195,561
4/01/35	6,000,000	6,094,500
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,159,120
Hampton Roads Sanitation District Wastewater Revenue,
5.00%, 4/01/33	10,000,000	10,629,700
5.00%, 11/01/34	3,000,000	3,192,090
Refunding, 5.00%, 4/01/38	16,000,000	16,712,800
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	8,145,108
8/15/46	15,000,000	15,073,950
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,197,330
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,017,276
Isle Wight County GO, Public Improvement, Refunding, 5.00%, 7/01/43	6,000,000	6,276,480
King George County IDA Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 3/01/32	3,595,000	3,637,097
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,234,300
Washington and Lee University, 5.00%, 1/01/43	10,000,000	10,403,700
Loudoun County Sanitation Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 1/01/33	15,060,000	15,835,891
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	6,354,847
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,014,750
Montgomery County EDA Revenue, Virginia Tech Foundation, Refunding, Series A, 4.25%, 6/01/36	1,750,000	1,727,512
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	6,812,390
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	6,437,805
Norfolk GO, Capital Improvement, Refunding,
Series A, 5.00%, 8/01/32	5,845,000	6,353,106
Series C, 5.00%, 10/01/42	5,000,000	5,236,850
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,600,000	2,791,854
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,591,564
Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,324,958
Portsmouth GO,
Public Improvement, Refunding, Series A, 5.00%, 2/01/28	3,690,000	4,114,202
Public Improvement, Refunding, Series A, 5.00%, 2/01/34	4,555,000	4,872,347
Public Utility, Refunding, Series A, 5.00%, 7/15/25	4,170,000	4,751,256
Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	10,477,000
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William Hospital,
Refunding, Series B, 5.00%, 11/01/46	10,000,000	9,778,400
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project,
Series AA, 5.125%, 9/01/41	3,200,000	3,245,664
Prince William County Service Authority Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 7/01/32	1,255,000	1,346,577
Refunding, 5.00%, 7/01/32	495,000	522,022
Richmond Public Utility Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 1/15/35	3,500,000	3,684,800
Refunding, Series A, 5.00%, 1/15/35	11,495,000	12,163,089

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
Refunding, Series A, 5.00%, 1/15/43	10,000,000	10,561,400
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
7/01/28	7,000,000	7,237,860
7/01/32	22,000,000	22,460,680
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,407,100
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	10,883,453
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,007,275
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	59,571
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,383,172
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,
Series A, NATL Insured, 5.25%, 8/01/31	3,890,000	3,950,412
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	1,110,000	1,248,106
Series C, NATL Insured, 5.00%, 8/01/35	1,395,000	1,398,864
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/35	6,340,000	6,827,039
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	3,997,872
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	4,848,850
Suffolk GO, Refunding, 5.00%,
2/01/41	10,000,000	10,439,300
6/01/42	10,000,000	10,450,800
University of Virginia Revenue, General,
5.00%, 6/01/37	2,780,000	2,910,771
Pre-Refunded, 5.00%, 6/01/37	6,155,000	6,580,434
Refunding, 5.00%, 9/01/31	1,275,000	1,404,553
Refunding, 5.00%, 6/01/40	17,750,000	18,689,330
Refunding, Series A, 5.00%, 6/01/43	15,000,000	16,052,550
Virginia Beach Development Authority Public Facility Revenue, Series A, 5.00%, 7/15/27	5,635,000	6,070,191
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,106,561
Liberty University Projects, 5.00%, 3/01/41	26,855,000	27,679,986
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,257,898
Virginia Commonwealth Transportation Board Transportation Revenue, Capital Projects, 5.00%, 5/15/34	5,000,000	5,342,400
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,173,100
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	23,338,790
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	8,578,625
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,643,196
Series B, 5.00%, 6/01/45	3,050,000	3,089,345
Series E, 5.00%, 10/01/44	6,540,000	6,597,356
Series F, 5.05%, 12/01/44	12,125,000	12,293,174
Series F, 5.00%, 4/01/45	2,125,000	2,148,375
Virginia State PBA Public Facilities Revenue, Series A, 5.00%, 8/01/31	10,000,000	10,728,600
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, Pre-Refunded,
6.00%, 12/01/32	5,000,000	6,154,000
Virginia State Resources Authority Infrastructure Revenue,
St. Moral Virginia Pooled Financing Program, Series B, 5.00%, 11/01/41	9,410,000	9,957,191
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/31	5,000,000	5,309,400
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/36	4,915,000	5,193,730
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,709,552
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,663,667
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/42	10,000,000	10,596,700
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, 5.625%, 1/01/44	3,350,000	3,553,479
		615,651,373
District of Columbia 7.5%
Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,
Series A, 5.00%, 10/01/35	12,000,000	12,484,320
Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,120,000
Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,225,300
Series C, 5.125%, 10/01/34	6,450,000	6,820,295
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
5.00%, 10/01/39	10,000,000	9,984,900
5.25%, 10/01/44	12,000,000	12,112,920

Franklin Tax-Free Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,136,100
		56,883,835
U.S. Territories 9.1%
Puerto Rico 9.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	1,100,000	794,629
Assured Guaranty, 5.00%, 7/01/28	6,000,000	5,299,560
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,770,300
Series A, 6.00%, 7/01/38	5,000,000	3,739,550
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	4,500,000	5,087,340
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series G, 5.00%, 7/01/33	1,685,000	1,231,398
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,222,870
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,074,290
Series WW, 5.50%, 7/01/38	6,700,000	4,702,730
Series XX, 5.25%, 7/01/40	8,400,000	5,871,012
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,530,000	2,252,788
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series Q, 5.625%, 7/01/39	5,000,000	3,710,650
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	6,000,000	4,534,440
Series A, 6.00%, 8/01/42	20,000,000	16,107,800
Series C, 5.50%, 8/01/40	10,000,000	7,763,300
		69,162,657
Total Municipal Bonds (Cost $743,647,791) 97.9%		741,697,865

Other Assets, less Liabilities 2.1%		15,916,070
Net Assets 100.0%		$757,613,935

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
EDA	-	Economic Development Authority
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trades in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Alabam a Tax-	Franklin Arizona Tax-	Franklin Colorado Tax-	Franklin Connecticut
	Free Income Fund	Free Income Fund	Free Income Fund	Tax-Free Income Fund

Cost of investments	$266,919,782	$932,086,361	$668,605,073	$409,765,770

Unrealized appreciation	$6,556,400	$27,526,831	$22,875,842	$7,981,650
Unrealized depreciation	(8,551,453)	(36,450,554)	(21,913,018)	(15,930,776)
Net unrealized appreciation (depreciation)	$(1,995,053)	$(8,923,723)	$962,824	$(7,949,126)

		Franklin Federal	Franklin Federal
	Franklin Double Tax-	Intermediate-Term	Limited-Term Tax-	Franklin Florida Tax-
	Free Income Fund	Tax-Free Incom e	Free Incom e Fund	Free Incom e Fund

Cost of investments	$453,223,802	$3,314,932,418	$1,114,240,479	$859,582,373

Unrealized appreciation	$6,471,769	$168,679,339	$16,947,749	$36,946,804
Unrealized depreciation	(71,901,356)	(47,578,034)	(2,891,865)	(40,267,801)
Net unrealized appreciation (depreciation)	$(65,429,587)	$121,101,305	$14,055,884	$(3,320,997)

		Franklin High-Yield
	Franklin Georgia Tax-	Tax-Free Income	Franklin Insured Tax-	Franklin Kentucky Tax-
	Free Income Fund	Fund	Free Incom e Fund	Free Incom e Fund

Cost of investments	$504,893,415	$7,981,915,161	$2,287,934,054	$172,539,480

Unrealized appreciation	$18,613,062	$472,440,386	$60,386,496	$5,563,816
Unrealized depreciation	(15,999,507)	(382,034,247)	(43,808,543)	(5,306,178)
Net unrealized appreciation (depreciation)	$2,613,555	$90,406,139	$16,577,953	$257,638

			Franklin
	Franklin Louisiana Tax-	Franklin Maryland Tax-	Massachusetts Tax-	Franklin Michigan Tax-
	Free Income Fund	Free Income Fund	Free Income Fund	Free Incom e Fund

Cost of investments	$386,802,786	$589,908,282	$488,410,128	$1,155,546,936

Unrealized appreciation	$13,222,011	$11,058,032	$9,614,226	$24,163,583
Unrealized depreciation	(11,201,875)	(25,705,322)	(11,425,908)	(48,256,793)
Net unrealized appreciation (depreciation)	$2,020,136	$(14,647,290)	$(1,811,682)	$(24,093,210)

	Franklin Minnesota	Franklin Missouri Tax-	Franklin New Jersey	Franklin North Carolina
	Tax-Free Incom e Fund	Free Income Fund	Tax-Free Income Fund	Tax-Free Income Fund

Cost of investments	$976,963,742	$1,133,586,673	$1,347,098,135	$1,199,692,805

Unrealized appreciation	$44,024,246	$30,706,752	$38,592,141	$33,264,994
Unrealized depreciation	(14,410,544)	(46,103,575)	(53,170,825)	(45,018,597)
Net unrealized appreciation (depreciation)	$29,613,702	$(15,396,823)	$(14,578,684)	$(11,753,603)

	Franklin Ohio Tax-Free	Franklin Oregon Tax-	Franklin Pennsylvania	Franklin Virginia Tax-
	Income Fund	Free Income Fund	Tax-Free Income Fund	Free Income Fund

Cost of investments	$1,486,086,103	$1,146,660,928	$1,356,837,775	$743,643,831

Unrealized appreciation	$41,778,115	$42,813,839	$37,083,777	$20,562,888
Unrealized depreciation	(35,091,253)	(41,423,392)	(55,187,940)	(22,508,854)
Net unrealized appreciation (depreciation)	$6,686,862	$1,390,447	$(18,104,163)	$(1,945,966)

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 27, 2014

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 27, 2014